SEC. File Nos. 33-32785
811-5888

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 23
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No.  26

SMALLCAP WORLD FUND, INC.
(Exact Name of Registrant as specified in charter)
333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:
(213) 486-9200


Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)


Copies to:
MICHAEL  J. FAIRCLOUGH, ESQ.
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, California  90071
(Counsel for the Registrant)

Approximate date of proposed public offering:
It is proposed that this filing become effective on May 15, 2002, pursuant to paragraph (b) of rule 485.

[logo - American Funds (sm)]




                                          The right choice for the long term/SM/




SMALLCAP World Fund/(R)/

Retirement Plan Prospectus







TABLE OF CONTENTS
 1    Risk/Return Summary
 4    Fees and Expenses of the Fund
 5    Investment Objective, Strategies and Risks
 7    Management and Organization
 9    Purchase, Exchange and Sale of Shares
10    Sales Charges
11    Sales Charge Reductions
12    Individual Retirement Account (IRA) Rollovers
12    Plans of Distribution
13    Distributions and Taxes
14    Financial Highlights







 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS







 May 15, 2002

Risk/Return Summary

The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

The fund is designed for investors seeking capital appreciation through stocks.
 Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's investments may fluctuate in response to events specifically involving the companies in which the fund invests, as well as economic, political or social events in the U.S. or abroad. Investing in smaller companies may pose additional risks as it is often more difficult to obtain information about smaller companies and the prices of their stocks may be more volatile than stocks of larger, more established companies.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global political, social or economic instability, securities issued by entities based outside the U.S. may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

SMALLCAP World Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge;
if one were included, results would be lower.)
[bar chart]
1992   6.69%
1993  30.03
1994  -2.85
1995  22.70
1996  19.75
1997  11.83
1998   0.38
1999  61.64
2000 -15.56
2001 -17.35
[end chart]

Highest/lowest quarterly results during this time period were:

HIGHEST           34.63%  (quarter ended December 31, 1999)
LOWEST            -25.22%  (quarter ended September 30, 2001)


The year-to-date result was 2.27% for the three months ended March 31, 2002.

                                               SMALLCAP World Fund / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed. Class A share results reflect the maximum initial sales charge of 5.75%. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

Since the fund's Class R shares were first available on May 15, 2002, comparable results for these classes are not available for the 2001 calendar year.

 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                 ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A - BEGAN 4/30/90         -22.09%     3.60%       8.98%        9.94%
 Salomon Smith Barney World       -4.14%     2.56%       6.74%        7.01%
 Smallcap Index/2/
 Consumer Price Index/3/           1.55%     2.18%       2.51%        2.74%


1 Lifetime results are as of the date Class A shares first became available.
2 The Salomon Smith Barney World Smallcap Index tracks approximately 5,100 small-company issues traded around the world with market capitalizations between $100 million and $1.5 billion. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

SMALLCAP World Fund / Prospectus

Fees and Expenses of the Fund


 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                  ALL R SHARE
                                                       CLASS A      CLASSES
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                    5.75%/1/     none
 Maximum sales charge imposed on reinvested dividends   none         none
 Maximum deferred sales charge                         none/2/       none
 Redemption or exchange fees                            none         none


1 Sales charges are reduced or eliminated for purchases of $25,000 or more.
2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.


 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                              CLASS A  R-1/1/  R-2/1/  R-3/1/  R-4/1/   R-5/1/
 Management Fees               0.66%   0.66%   0.66%   0.66%   0.66%    0.66%
 Distribution and/or Service
 (12b-1) Fees/2/               0.23%   1.00%   0.75%   0.50%   0.25%    none
 Other Expenses                0.20%   0.24%   0.44%   0.30%   0.22%    0.17%
 Total Annual Fund Operating
 Expenses                      1.09%   1.90%   1.85%   1.46%   1.13%    0.83%


1 Based on estimated amounts for the current fiscal year.
2 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.30%, 1.00%, 0.75%, and
 0.50%, respectively, of the class' average net assets annually. Class R-1 fees will always be 1.00% of the class' average net assets annually.

EXAMPLE

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividend and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                        ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
 Class A/1/               $680       $902        $1,141      $1,827
 R-1                      $193       $597        $1,026      $2,222
 R-2                      $188       $582        $1,001      $2,169
 R-3                      $149       $462        $  797      $1,746
 R-4                      $115       $359        $  622      $1,375
 R-5                      $ 85       $265        $  460      $1,025



1 Reflects the maximum initial sales charge in the first year.

                                               SMALLCAP World Fund / Prospectus

Investment Objective, Strategies and Risks

The fund's investment objective is to provide you with long-term growth of capital. It invests primarily in equity securities of companies with relatively small market capitalizations located around the world. These companies will typically have market capitalizations of $50 million to $1.5 billion.

The prices of securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies.

Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek reasonably priced securities that represent above average long-term growth opportunities. This is accomplished not only through fundamental analysis, but also by meeting with company executives and employees, suppliers, customers and competitors in order to gain in-depth knowledge of a company's true value. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                 ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A - BEGAN 4/30/90         -17.35%     4.84%       9.63%       10.50%
 Salomon Smith Barney World       -4.14%     2.56%       6.74%        7.01%
 Smallcap Index/2/
 Consumer Price Index/3/           1.55%     2.18%       2.51%        2.74%


1 Lifetime results are as of the date Class A shares first became available.
2 The Salomon Smith Barney World Smallcap Index tracks approximately 5,100 small-company issues traded around the world with market capitalizations between $100 million and $1.5 billion. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

SMALLCAP World Fund / Prospectus

LARGEST INDUSTRY HOLDINGS AS OF SEPTEMBER 30, 2001
[pie chart]
Semiconductor Equipment & Products 7.74%
Hotels, Restaurants & Leisure 6.53
Media 6.41
Internet Software & Services 5.31
Biotechnology 5.29
All Other Industries 58.85
Cash & Equivalents 9.87
[end chart]



                              PERCENT OF                                PERCENT OF
 PERCENT INVESTED BY COUNTRY  NET ASSETS        TEN LARGEST HOLDINGS    NET ASSETS
 The Americas                    61.8%          Arthur J. Gallagher       1.38%
------------------------------------------     ------------------------------------
 United States                   57.6           Triad Hospitals           1.23
------------------------------------------     ------------------------------------
 Canada                           3.1           Semtech                   1.23
------------------------------------------     ------------------------------------
 Brazil                            .8           Extended Stay America     1.21
------------------------------------------     ------------------------------------
 Other Latin America               .3           EarthLink                 1.17
------------------------------------------     ------------------------------------
 Europe                          13.9%          Michaels Stores           1.10
------------------------------------------     ------------------------------------
 United Kingdom                   4.9           Westwood One              1.01
------------------------------------------     ------------------------------------
 Sweden                           2.0           JJB Sports                0.94
------------------------------------------     ------------------------------------
 Germany                          1.2           Cheesecake Factory        0.78
------------------------------------------     ------------------------------------
 Ireland                          1.2           OM Group                  0.78
------------------------------------------
 Netherlands                       .9
------------------------------------------
 France                            .7
------------------------------------------
 Finland                           .7
------------------------------------------
 Other Europe                     2.3
------------------------------------------
 Asia/Pacific                    12.9%
------------------------------------------
 Japan                            4.0
------------------------------------------     ------------------------------------
 Singapore                        2.1
------------------------------------------     ------------------------------------
 Australia                        1.5
------------------------------------------     ------------------------------------
 Hong Kong                        1.4
------------------------------------------     ------------------------------------
 India                             .8
------------------------------------------     ------------------------------------
 South Korea                       .8
------------------------------------------     ------------------------------------
 Taiwan                            .6
------------------------------------------     ------------------------------------
 Thailand                          .6
------------------------------------------     ------------------------------------
 Other Asia                       1.1
------------------------------------------     ------------------------------------
 Other Countries                  1.5%
------------------------------------------
 Cash & Equivalents               9.9%
------------------------------------------
 Total                          100.0%



Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.

                                               SMALLCAP World Fund / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.

SMALLCAP World Fund / Prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for SMALLCAP World Fund are:


 PORTFOLIO COUNSELOR/           PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
 FUND TITLE (IF APPLICABLE)   EXPERIENCE IN THIS FUND     (OR AFFILIATE) AND INVESTMENT EXPERIENCE
-----------------------------------------------------------------------------------------------------------
 GORDON CRAWFORD                      12 years            Senior Vice President and Director, Capital
 Chairman of the Board and                                Research and Management Company
 Principal Executive
 Officer                                                  Investment professional for 31 years, all with
                                                          Capital Research and Management Company or
                                                          affiliate
-----------------------------------------------------------------------------------------------------------
 GREGORY W. WENDT                     4 years             Senior Vice President, Capital Research Company
 President and Director         (plus 7 years prior
                              experience as a research    Investment professional for 15 years, all with
                             professional for the fund)   Capital Research and Management Company or
                                                          affiliate

-----------------------------------------------------------------------------------------------------------
 J. BLAIR FRANK                       3 years             Vice President, Capital Research Company
 Vice President                 (plus 4 years prior
                              experience as a research    Investment professional for 9 years in total;8
                             professional for the fund)   years with Capital Research and Management
                                                          Company or affiliate
-----------------------------------------------------------------------------------------------------------
 JONATHAN KNOWLES                     2 years             Executive Vice President and Director, Capital
 Vice President                 (plus 5 years prior       Research Company
                              experience as a research
                             professional for the fund)   Investment professional for 10 years, all with
                                                          Capital Research and Management Company or
                                                          affiliate
-----------------------------------------------------------------------------------------------------------
 MARK E. DENNING                      10 years            Director, Capital Research and Management Company
                                 (plus 1 year prior
                              experience as a research    Investment professional for 20 years, all with
                             professional for the fund)   Capital Research and Management Company or
                                                          affiliate

-----------------------------------------------------------------------------------------------------------
 CLAUDIA P. HUNTINGTON                6 years             Senior Vice President, Capital Research and
                                (plus 5 years prior       Management Company
                              experience as a research
                             professional for the fund)   Investment professional for 29 years in total;27
                                                          years with Capital Research and Management
                                                          Company or affiliate
-----------------------------------------------------------------------------------------------------------

                                               SMALLCAP World Fund / Prospectus

Purchase, Exchange and Sale of Shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchanges of Class A shares from money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM STOCK MARKET FLUCTUATIONS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

SALES

Please contact your plan administrator or recordkeeper.

VALUING SHARES

The fund's net asset value is the value of a single share. The fund calculates its net asset value, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

SMALLCAP World Fund / Prospectus

Sales Charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be paid directly from your investment and, as a result, will reduce the amount of your investment.


                                       SALES CHARGE AS A
                                         PERCENTAGE OF
                                                                DEALER
                                                   NET        COMMISSION
                                       OFFERING   AMOUNT       AS % OF
 INVESTMENT                             PRICE    INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%         5.00%
---------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00%     5.26%         4.25%
---------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50%     4.71%         3.75%
---------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50%     3.63%         2.75%
---------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50%     2.56%         2.00%
---------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00%     2.04%         1.60%
---------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50%     1.52%         1.20%
---------------------------------------------------------------------------
 $1 million or more and certain other   none      none          none
  investments described below
---------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

CLASS R SHARES

Class R shares are sold with no initial or deferred sales charges. The distributor will pay dealers annually, asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares, and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

                                               SMALLCAP World Fund / Prospectus

Sales Charge Reductions

Class A sales charges may be reduced in the following ways:

CONCURRENT PURCHASES

Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

RIGHTS OF ACCUMULATION

The current value (or if greater, the amount invested less any withdrawals) of existing holdings in any class of shares of the American Funds may be taken into account to determine Class A sales charges. Direct purchases of money market funds are excluded.

STATEMENT OF INTENTION

Class A sales charges may be reduced by establishing a Statement of Intention. A Statement of Intention allows all non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge. At the request of a plan, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of the account may be held in escrow to cover additional Class A sales charges which may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.

SMALLCAP World Fund / Prospectus

Individual Retirement Account (IRA) Rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information.

An IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in:
 . Class A shares at net asset value;
 . Class A shares subject to the applicable initial sales charge;
 . Class B shares;
 . Class C shares; or
 . Class F shares

Retirement plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.30% for Class A shares, 1.00% for Class R-1 shares, and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The remaining expense for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

                                               SMALLCAP World Fund / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividend and capital gain distributions paid to retirement plan shareholders will automatically be reinvested.

TAXES ON DISTRIBUTIONS

Dividends and capital gains distributed by the fund to retirement plan accounts currently are not taxable.

TAXES ON TRANSACTIONS

Distributions taken from a retirement plan account generally are taxable as ordinary income.

Please see your tax adviser for further information.

SMALLCAP World Fund / Prospectus

Financial Highlights

The financial highlights table is intended to help you understand the fund's results for the past five years and is currently only shown for Class A shares.
 A similar table will be shown for the R share classes beginning with the fund's 2002 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                                 CLASS A
                                         YEAR ENDED SEPTEMBER 30
                               2001       2000     1999      1998       1997
 NET ASSET VALUE,           $ 40.24     $ 29.57   $22.14   $ 30.72     $26.92
BEGINNING OF YEAR
-------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income         -/1/        -/1/      .03       .07        .10
 Net (losses) gains on       (16.33)/1/  11.29/1/   8.78     (6.10)      6.17
securities (both
 realized and unrealized)
-------------------------------------------------------------------------------
 Total from investment       (16.33)      11.29     8.81     (6.03)      6.27
operations
-------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net              -        (.02)    (.09)     (.05)      (.12)
investment income)
 Distributions (from          (5.29)       (.60)   (1.29)    (2.50)     (2.35)
capital gains)
-------------------------------------------------------------------------------
 Total distributions          (5.29)       (.62)   (1.38)    (2.55)     (2.47)
-------------------------------------------------------------------------------
 NET ASSET VALUE, END OF    $ 18.62     $ 40.24   $29.57   $ 22.14     $30.72
YEAR
-------------------------------------------------------------------------------
 TOTAL RETURN/2/             (44.95)%     38.42%   41.42%   (20.70)%    25.41%
-------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year    $ 7,265     $14,098   $8,983   $ 7,102     $9,256
(in millions)
-------------------------------------------------------------------------------
 Ratio of expenses to          1.09%       1.10%    1.09%     1.06%      1.07%
average net assets
-------------------------------------------------------------------------------
 Ratio of net income to           -           -      .12%      .27%       .40%
average net assets
 Portfolio turnover              60%         63%      50%       44%        42%




1 Based on average shares outstanding.
2 Total returns exclude all sales charges, including contingent deferred sales charges.

                                               SMALLCAP World Fund / Prospectus

[logo - American Funds (sm)]


                                          The right choice for the long term/SM/


          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR DEALER SERVICES     American Funds Distributors
                                  800/421-9900
                                  American FundsLine(R)
          FOR 24                  800/325-3590
          -HOUR INFORMATION       American FundsLine OnLine(R)
                                  www.americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The Retirement Plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the Retirement Plan SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.




[LOGO - recycled bug]





Printed on recycled paper                  Investment Company File No. 811-5888
RPSCWF-010-0502/MC
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital
International        Capital Guardian        Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ CHAD L. NORTON
    CHAD L. NORTON
    SECRETARY

[logo - American Funds (sm)]




                                          The right choice for the long term/SM/




SMALLCAP World Fund/(R)/

Retirement Plan Prospectus







TABLE OF CONTENTS
 1    Risk/Return Summary
 4    Fees and Expenses of the Fund
 5    Investment Objective, Strategies and Risks
 7    Management and Organization
 9    Purchase, Exchange and Sale of Shares
10    Sales Charges
11    Sales Charge Reductions
12    Individual Retirement Account (IRA) Rollovers
12    Plans of Distribution
13    Distributions and Taxes
14    Financial Highlights







 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS







 May 15, 2002

Risk/Return Summary

The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

The fund is designed for investors seeking capital appreciation through stocks.
 Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's investments may fluctuate in response to events specifically involving the companies in which the fund invests, as well as economic, political or social events in the U.S. or abroad. Investing in smaller companies may pose additional risks as it is often more difficult to obtain information about smaller companies and the prices of their stocks may be more volatile than stocks of larger, more established companies.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global political, social or economic instability, securities issued by entities based outside the U.S. may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

SMALLCAP World Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge;
if one were included, results would be lower.)
[bar chart]
1992   6.69%
1993  30.03
1994  -2.85
1995  22.70
1996  19.75
1997  11.83
1998   0.38
1999  61.64
2000 -15.56
2001 -17.35
[end chart]

Highest/lowest quarterly results during this time period were:

HIGHEST           34.63%  (quarter ended December 31, 1999)
LOWEST            -25.22%  (quarter ended September 30, 2001)


The year-to-date result was 2.27% for the three months ended March 31, 2002.

                                               SMALLCAP World Fund / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed. Class A share results reflect the maximum initial sales charge of 5.75%. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

Since the fund's Class R shares were first available on May 15, 2002, comparable results for these classes are not available for the 2001 calendar year.

 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                 ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A - BEGAN 4/30/90         -22.09%     3.60%       8.98%        9.94%
 Salomon Smith Barney World       -4.14%     2.56%       6.74%        7.01%
 Smallcap Index/2/
 Consumer Price Index/3/           1.55%     2.18%       2.51%        2.74%


1 Lifetime results are as of the date Class A shares first became available.
2 The Salomon Smith Barney World Smallcap Index tracks approximately 5,100 small-company issues traded around the world with market capitalizations between $100 million and $1.5 billion. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

SMALLCAP World Fund / Prospectus

Fees and Expenses of the Fund


 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                  ALL R SHARE
                                                       CLASS A      CLASSES
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                    5.75%/1/     none
 Maximum sales charge imposed on reinvested dividends   none         none
 Maximum deferred sales charge                         none/2/       none
 Redemption or exchange fees                            none         none


1 Sales charges are reduced or eliminated for purchases of $25,000 or more.
2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.


 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                              CLASS A  R-1/1/  R-2/1/  R-3/1/  R-4/1/   R-5/1/
 Management Fees               0.66%   0.66%   0.66%   0.66%   0.66%    0.66%
 Distribution and/or Service
 (12b-1) Fees/2/               0.23%   1.00%   0.75%   0.50%   0.25%    none
 Other Expenses                0.20%   0.24%   0.44%   0.30%   0.22%    0.17%
 Total Annual Fund Operating
 Expenses                      1.09%   1.90%   1.85%   1.46%   1.13%    0.83%


1 Based on estimated amounts for the current fiscal year.
2 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.30%, 1.00%, 0.75%, and
 0.50%, respectively, of the class' average net assets annually. Class R-1 fees will always be 1.00% of the class' average net assets annually.

EXAMPLE

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividend and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                        ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
 Class A/1/               $680       $902        $1,141      $1,827
 R-1                      $193       $597        $1,026      $2,222
 R-2                      $188       $582        $1,001      $2,169
 R-3                      $149       $462        $  797      $1,746
 R-4                      $115       $359        $  622      $1,375
 R-5                      $ 85       $265        $  460      $1,025



1 Reflects the maximum initial sales charge in the first year.

                                               SMALLCAP World Fund / Prospectus

Investment Objective, Strategies and Risks

The fund's investment objective is to provide you with long-term growth of capital. It invests primarily in equity securities of companies with relatively small market capitalizations located around the world. These companies will typically have market capitalizations of $50 million to $1.5 billion.

The prices of securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies.

Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek reasonably priced securities that represent above average long-term growth opportunities. This is accomplished not only through fundamental analysis, but also by meeting with company executives and employees, suppliers, customers and competitors in order to gain in-depth knowledge of a company's true value. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                 ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A - BEGAN 4/30/90         -17.35%     4.84%       9.63%       10.50%
 Salomon Smith Barney World       -4.14%     2.56%       6.74%        7.01%
 Smallcap Index/2/
 Consumer Price Index/3/           1.55%     2.18%       2.51%        2.74%


1 Lifetime results are as of the date Class A shares first became available.
2 The Salomon Smith Barney World Smallcap Index tracks approximately 5,100 small-company issues traded around the world with market capitalizations between $100 million and $1.5 billion. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

SMALLCAP World Fund / Prospectus

LARGEST INDUSTRY HOLDINGS AS OF SEPTEMBER 30, 2001
[pie chart]
Semiconductor Equipment & Products 7.74%
Hotels, Restaurants & Leisure 6.53
Media 6.41
Internet Software & Services 5.31
Biotechnology 5.29
All Other Industries 58.85
Cash & Equivalents 9.87
[end chart]



                              PERCENT OF                                PERCENT OF
 PERCENT INVESTED BY COUNTRY  NET ASSETS        TEN LARGEST HOLDINGS    NET ASSETS
 The Americas                    61.8%          Arthur J. Gallagher       1.38%
------------------------------------------     ------------------------------------
 United States                   57.6           Triad Hospitals           1.23
------------------------------------------     ------------------------------------
 Canada                           3.1           Semtech                   1.23
------------------------------------------     ------------------------------------
 Brazil                            .8           Extended Stay America     1.21
------------------------------------------     ------------------------------------
 Other Latin America               .3           EarthLink                 1.17
------------------------------------------     ------------------------------------
 Europe                          13.9%          Michaels Stores           1.10
------------------------------------------     ------------------------------------
 United Kingdom                   4.9           Westwood One              1.01
------------------------------------------     ------------------------------------
 Sweden                           2.0           JJB Sports                0.94
------------------------------------------     ------------------------------------
 Germany                          1.2           Cheesecake Factory        0.78
------------------------------------------     ------------------------------------
 Ireland                          1.2           OM Group                  0.78
------------------------------------------
 Netherlands                       .9
------------------------------------------
 France                            .7
------------------------------------------
 Finland                           .7
------------------------------------------
 Other Europe                     2.3
------------------------------------------
 Asia/Pacific                    12.9%
------------------------------------------
 Japan                            4.0
------------------------------------------     ------------------------------------
 Singapore                        2.1
------------------------------------------     ------------------------------------
 Australia                        1.5
------------------------------------------     ------------------------------------
 Hong Kong                        1.4
------------------------------------------     ------------------------------------
 India                             .8
------------------------------------------     ------------------------------------
 South Korea                       .8
------------------------------------------     ------------------------------------
 Taiwan                            .6
------------------------------------------     ------------------------------------
 Thailand                          .6
------------------------------------------     ------------------------------------
 Other Asia                       1.1
------------------------------------------     ------------------------------------
 Other Countries                  1.5%
------------------------------------------
 Cash & Equivalents               9.9%
------------------------------------------
 Total                          100.0%



Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.

                                               SMALLCAP World Fund / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.

SMALLCAP World Fund / Prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for SMALLCAP World Fund are:


 PORTFOLIO COUNSELOR/           PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
 FUND TITLE (IF APPLICABLE)   EXPERIENCE IN THIS FUND     (OR AFFILIATE) AND INVESTMENT EXPERIENCE
-----------------------------------------------------------------------------------------------------------
 GORDON CRAWFORD                      12 years            Senior Vice President and Director, Capital
 Chairman of the Board and                                Research and Management Company
 Principal Executive
 Officer                                                  Investment professional for 31 years, all with
                                                          Capital Research and Management Company or
                                                          affiliate
-----------------------------------------------------------------------------------------------------------
 GREGORY W. WENDT                     4 years             Senior Vice President, Capital Research Company
 President and Director         (plus 7 years prior
                              experience as a research    Investment professional for 15 years, all with
                             professional for the fund)   Capital Research and Management Company or
                                                          affiliate

-----------------------------------------------------------------------------------------------------------
 J. BLAIR FRANK                       3 years             Vice President, Capital Research Company
 Vice President                 (plus 4 years prior
                              experience as a research    Investment professional for 9 years in total;8
                             professional for the fund)   years with Capital Research and Management
                                                          Company or affiliate
-----------------------------------------------------------------------------------------------------------
 JONATHAN KNOWLES                     2 years             Executive Vice President and Director, Capital
 Vice President                 (plus 5 years prior       Research Company
                              experience as a research
                             professional for the fund)   Investment professional for 10 years, all with
                                                          Capital Research and Management Company or
                                                          affiliate
-----------------------------------------------------------------------------------------------------------
 MARK E. DENNING                      10 years            Director, Capital Research and Management Company
                                 (plus 1 year prior
                              experience as a research    Investment professional for 20 years, all with
                             professional for the fund)   Capital Research and Management Company or
                                                          affiliate

-----------------------------------------------------------------------------------------------------------
 CLAUDIA P. HUNTINGTON                6 years             Senior Vice President, Capital Research and
                                (plus 5 years prior       Management Company
                              experience as a research
                             professional for the fund)   Investment professional for 29 years in total;27
                                                          years with Capital Research and Management
                                                          Company or affiliate
-----------------------------------------------------------------------------------------------------------

                                               SMALLCAP World Fund / Prospectus

Purchase, Exchange and Sale of Shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchanges of Class A shares from money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM STOCK MARKET FLUCTUATIONS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

SALES

Please contact your plan administrator or recordkeeper.

VALUING SHARES

The fund's net asset value is the value of a single share. The fund calculates its net asset value, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

SMALLCAP World Fund / Prospectus

Sales Charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be paid directly from your investment and, as a result, will reduce the amount of your investment.


                                       SALES CHARGE AS A
                                         PERCENTAGE OF
                                                                DEALER
                                                   NET        COMMISSION
                                       OFFERING   AMOUNT       AS % OF
 INVESTMENT                             PRICE    INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%         5.00%
---------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00%     5.26%         4.25%
---------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50%     4.71%         3.75%
---------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50%     3.63%         2.75%
---------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50%     2.56%         2.00%
---------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00%     2.04%         1.60%
---------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50%     1.52%         1.20%
---------------------------------------------------------------------------
 $1 million or more and certain other   none      none          none
  investments described below
---------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

CLASS R SHARES

Class R shares are sold with no initial or deferred sales charges. The distributor will pay dealers annually, asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares, and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

                                               SMALLCAP World Fund / Prospectus

Sales Charge Reductions

Class A sales charges may be reduced in the following ways:

CONCURRENT PURCHASES

Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

RIGHTS OF ACCUMULATION

The current value (or if greater, the amount invested less any withdrawals) of existing holdings in any class of shares of the American Funds may be taken into account to determine Class A sales charges. Direct purchases of money market funds are excluded.

STATEMENT OF INTENTION

Class A sales charges may be reduced by establishing a Statement of Intention. A Statement of Intention allows all non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge. At the request of a plan, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of the account may be held in escrow to cover additional Class A sales charges which may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.

SMALLCAP World Fund / Prospectus

Individual Retirement Account (IRA) Rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information.

An IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in:
 . Class A shares at net asset value;
 . Class A shares subject to the applicable initial sales charge;
 . Class B shares;
 . Class C shares; or
 . Class F shares

Retirement plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.30% for Class A shares, 1.00% for Class R-1 shares, and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The remaining expense for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

                                               SMALLCAP World Fund / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividend and capital gain distributions paid to retirement plan shareholders will automatically be reinvested.

TAXES ON DISTRIBUTIONS

Dividends and capital gains distributed by the fund to retirement plan accounts currently are not taxable.

TAXES ON TRANSACTIONS

Distributions taken from a retirement plan account generally are taxable as ordinary income.

Please see your tax adviser for further information.

SMALLCAP World Fund / Prospectus

Financial Highlights

The financial highlights table is intended to help you understand the fund's results for the past five years and is currently only shown for Class A shares.
 A similar table will be shown for the R share classes beginning with the fund's 2002 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                                 CLASS A
                                         YEAR ENDED SEPTEMBER 30
                               2001       2000     1999      1998       1997
 NET ASSET VALUE,           $ 40.24     $ 29.57   $22.14   $ 30.72     $26.92
BEGINNING OF YEAR
-------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income         -/1/        -/1/      .03       .07        .10
 Net (losses) gains on       (16.33)/1/  11.29/1/   8.78     (6.10)      6.17
securities (both
 realized and unrealized)
-------------------------------------------------------------------------------
 Total from investment       (16.33)      11.29     8.81     (6.03)      6.27
operations
-------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net              -        (.02)    (.09)     (.05)      (.12)
investment income)
 Distributions (from          (5.29)       (.60)   (1.29)    (2.50)     (2.35)
capital gains)
-------------------------------------------------------------------------------
 Total distributions          (5.29)       (.62)   (1.38)    (2.55)     (2.47)
-------------------------------------------------------------------------------
 NET ASSET VALUE, END OF    $ 18.62     $ 40.24   $29.57   $ 22.14     $30.72
YEAR
-------------------------------------------------------------------------------
 TOTAL RETURN/2/             (44.95)%     38.42%   41.42%   (20.70)%    25.41%
-------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year    $ 7,265     $14,098   $8,983   $ 7,102     $9,256
(in millions)
-------------------------------------------------------------------------------
 Ratio of expenses to          1.09%       1.10%    1.09%     1.06%      1.07%
average net assets
-------------------------------------------------------------------------------
 Ratio of net income to           -           -      .12%      .27%       .40%
average net assets
 Portfolio turnover              60%         63%      50%       44%        42%




1 Based on average shares outstanding.
2 Total returns exclude all sales charges, including contingent deferred sales charges.

                                               SMALLCAP World Fund / Prospectus

[logo - American Funds (sm)]


                                          The right choice for the long term/SM/


          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR DEALER SERVICES     American Funds Distributors
                                  800/421-9900
                                  American FundsLine(R)
          FOR 24                  800/325-3590
          -HOUR INFORMATION       American FundsLine OnLine(R)
                                  www.americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The Retirement Plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the Retirement Plan SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.




[LOGO - recycled bug]





Printed on recycled paper                  Investment Company File No. 811-5888
RPSCWF-010-0502/MC
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital
International        Capital Guardian        Capital Bank and Trust

                           SMALLCAP WORLD FUND, INC.

                                     Part B
                                Retirement Plan
                      Statement of Additional Information

                                  May 15, 2002


This document is not a prospectus but should be read in conjunction with the current Retirement Plan Prospectus of SMALLCAP World Fund (the "fund" or "SCWF") dated May 15, 2002. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                           SMALLCAP World Fund, Inc.
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        7
Management of the Fund  . . . . . . . . . . . . . . . . . . . . . .        9
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       20
Purchase, Exchange and Sale of Shares . . . . . . . . . . . . . . .       25
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       27
Class A Sales Charge Reductions . . . . . . . . . . . . . . . . . .       29
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       31
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       32
Shareholder Account Services and Privileges . . . . . . . . . . . .       33
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       33
General Information . . . . . . . . . . . . . . . . . . . . . . . .       34
Class A Share Investment Results and Related Statistics . . . . . .       35
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       37
Financial Statements




                          SMALLCAP World Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


EQUITY SECURITIES - SMALL CAPITALIZATION ISSUERS

..    At least 80% of the fund's assets will be invested in equity securities of small capitalization issuers, typically having individual market capitalizations of approximately $50 million to $1.5 billion.

DEBT SECURITIES

..    The fund may invest up to 10% of its assets in straight debt securities rated Baa and BBB or below by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), or unrated but determined to be of equivalent quality.

INVESTMENT COMPANIES
..    The fund may acquire up to 3% of the outstanding voting stock of any one investment company.
..    The fund may invest up to 5% of its total assets in securities issued by any one investment company.
..    In the aggregate, the fund may invest up to 10% of its total assets in securities issued by investment companies.

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.


INVESTING IN SMALLER CAPITALIZATION STOCKS -- Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. Transaction costs in stocks of smaller capitalization companies may be higher than those of larger capitalization companies. Because the fund emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than it would if it were to concentrate on more widely held stocks. The fund determines relative market


                          SMALLCAP World Fund - Page 2
capitalizations using U.S. standards. Accordingly, the fund's non-U.S. investments may have large capitalizations relative to market capitalizations of companies based outside the U.S.


Capital Research and Management Company (the "Investment Adviser") believes that the issuers of smaller capitalization stocks often have sales and earnings growth rates which exceed those of larger companies and that such growth rates may in turn be reflected in more rapid share price appreciation. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings thus creating a greater chance of loss than securities of larger capitalization companies.


INVESTING IN PRIVATE COMPANIES - The fund may invest in companies prior to the public offering of their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of private companies may be subject to the risk that market conditions, investor perception, or regulatory decisions may delay or prevent a company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company's public offering and are often subject to additional contractual restrictions on resale that would prevent the fund from being able to sell its shares of the company for a period of time following the public offering.


Investments in private companies can offer the fund significant growth opportunities at very attractive prices. For example, extremely positive market conditions during the recent past, especially in the technology market, have allowed these investments to contribute materially to the fund's investment results. These markets have been extremely volatile, and, consequently, there is no guarantee that similar positive results can be achieved in the future.


DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general, their prices decline when interest rates rise and increase when interest rates fall.


Lower rated bonds, rated Ba or below by Moody's and BB or below by S&P or unrated but considered to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated bonds.


Certain risk factors relating to lower rated bonds are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower rated bonds, like other bonds, may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or


                          SMALLCAP World Fund - Page 3
     substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower rated bonds.

     PAYMENT EXPECTATIONS - Lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower rated bonds.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stock automatically convert into common stock. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


INVESTING IN VARIOUS COUNTRIES - Investing outside the U.S. involves special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with


                          SMALLCAP World Fund - Page 4
a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


INVESTMENT COMPANIES - The fund may invest up to 5% of its total assets in shares of any one investment company, but may not acquire more than 3% of the outstanding voting stock of any one investment company. In the aggregate, the fund may invest up to 10% of its total assets in


                          SMALLCAP World Fund - Page 5
securities issued by investment companies. In addition, all funds managed by the Investment Adviser may not, in the aggregate, acquire more than 10% of the total outstanding voting stock of any one registered closed-end investment company. If the fund invests in another investment company, it would pay an investment advisory fee in addition to the fee paid to the Investment Adviser.


U.S. TREASURY AND AGENCY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. agency securities include those issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Tennessee Valley Authority, and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These securities include: (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio


                          SMALLCAP World Fund - Page 6
securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


The fund may also enter into reverse repurchase agreements and "roll" transactions. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction is the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical securities at a later date. The fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations as of the time of the agreement. The fund intends to treat "roll" transactions as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. Since the fund does not intend to enter into "roll" transactions for financing purposes, it may treat these transactions as not falling within the definition of "borrowing" in Section 2(a)(23) of the Investment Company Act of 1940. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).


PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


The fund may not:


1. Invest in securities of an issuer (other than the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment more than 5% of the value of its total assets would be invested in the securities of such other issuer (except with respect to 25% of the value of its total assets, the fund may exceed the 5% limitation with regard to investments in the securities of any one foreign government);


                          SMALLCAP World Fund - Page 7

2.    Invest in companies for the purpose of exercising control or management;

3. Invest 25% or more of the value of its total assets in the securities of companies primarily engaged in any one industry;

4. Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts and funds, which invest in real estate or interests therein;

5. Buy or sell commodities or commodity contracts in the ordinary course of its business; provided, however, that entering into a currency forward or futures contract shall not be prohibited by this restriction;

6. Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

7. Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire, at no additional cost, securities identical to those sold short;

8.   Purchase securities on margin;

9. Borrow amounts in excess of 5% of the value of its total assets or issue senior securities. In any event, the fund may borrow only as a temporary measure for extraordinary or emergency purposes and not for investment in securities; nor

10. Purchase or sell puts, calls, straddles or spreads, or combinations thereof.

For purposes of investment restriction number 6, the fund does not currently intend to lend portfolio securities.


NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1. The fund may not invest in securities of an issuer if the investment would cause the fund to own more than 10% of any class of securities of any one issuer;

2. The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act, as amended;

3. The fund may not invest more than 15% of the value of its net assets in illiquid securities.


                          SMALLCAP World Fund - Page 8

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

                                     YEAR FIRST                                      NUMBER OF BOARDS
                        POSITION      ELECTED                                         WITHIN THE FUND      OTHER DIRECTORSHIPS/3/
                        WITH THE     A DIRECTOR    PRINCIPAL OCCUPATION(S) DURING   COMPLEX/2/ ON WHICH             HELD
     NAME AND AGE         FUND     OF THE FUND/1/           PAST 5 YEARS              DIRECTOR SERVES           BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Joseph C. Berenato      Director       2000        Chairman, President and Chief            2            Ducommun Incorporated
 Age: 55                                            Executive Officer, Ducommun
                                                    Incorporated
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen,       Director       1993        Corporate Director and                  14            Carnival Corporation
 Jr.                                                author; former United States
 Age: 67                                            Ambassador to Spain; former
                                                    Vice Chairman, Knight Ridder,
                                                    Inc.; former Chairman and
                                                    Publisher, The Miami Herald
                                                               ----------------
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Director       1990        Private Investor; former                19            Ducommun
 Christie                                           President and Chief Executive                         Incorporated;IHOP
 Age: 68                                            Officer, The Mission Group                            Corporation;Southwest
                                                    (non-utility holding company                          Water Company;Valero L.P.
                                                    subsidiary of Southern
                                                    California Edison Company)
-----------------------------------------------------------------------------------------------------------------------------------
 John G. Freund          Director       2000        Founder and Managing                     2            None
 Age: 48                                            Director, Skyline Ventures;
                                                    former Managing Director,
                                                    Alternative Asset Management
                                                    Group, Chancellor Capital
                                                    Management
-----------------------------------------------------------------------------------------------------------------------------------
 Leonade D. Jones        Director       1995        Co-Founder, VentureThink LLC             6            None
 Age: 54                                            and Versura Inc.; former
                                                    Treasurer, The Washington
                                                    Post Company
-----------------------------------------------------------------------------------------------------------------------------------
 William H. Kling        Director       1990        President, Minnesota Public              6            Irwin Financial
 Age: 60                                            Radio; President, Greenspring                         Corporation; St. Paul
                                                    Co.; President, American                              Companies
                                                    Public Media Group
-----------------------------------------------------------------------------------------------------------------------------------
 Norman R. Weldon        Director       1990        Managing Director, Partisan              3            Novoste Corporation
 Age: 67                                            Management Group, Inc.;
                                                    former Chairman of the Board,
                                                    Novoste Corporation; former
                                                    President and Director,
                                                    Corvita Corporation
-----------------------------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf       Director       1990        Private investor; corporate              6            Crompton Corporation;
 Age: 67                                            director; lecturer,                                   First Energy Corporation;
                                                    Department of Molecular                               National Life Holding Co.
                                                    Biology, Princeton University
-----------------------------------------------------------------------------------------------------------------------------------




                          SMALLCAP World Fund - Page 9

                                                   PRINCIPAL OCCUPATION(S) DURING
                                    YEAR FIRST            PAST 5 YEARS AND
                                     ELECTED               POSITIONS HELD            NUMBER OF BOARDS
                      POSITION      A DIRECTOR        WITH AFFILIATED ENTITIES        WITHIN THE FUND      OTHER DIRECTORSHIPS/3/
                      WITH THE    AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH             HELD
   NAME AND AGE         FUND      OF THE FUND/1/            OF THE FUND               DIRECTOR SERVES           BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/4//,//5/
-----------------------------------------------------------------------------------------------------------------------------------
 Gordon Crawford      Chairman         1992        Senior Vice President and                 2            None
 Age: 55              of the                       Director, Capital Research and
                      Board and                    Management Company; Chairman
                      Principal                    and Director, The Capital
                      Executive                    Group Companies, Inc.*; Senior
                      Officer                      Vice President and Director,
                                                   Capital Management Services,
                                                   Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Gregory W. Wendt     President        1992        Senior Vice President, Capital            2            None
 Age: 40              and                          Research Company*; Director,
                      Director                     American Funds Distributors,
                                                   Inc.*
-----------------------------------------------------------------------------------------------------------------------------------




                         SMALLCAP World Fund - Page 10

                                                                                 PRINCIPAL OCCUPATION(S) DURING
                            POSITION          YEAR FIRST ELECTED                PAST 5 YEARS AND POSITIONS HELD
                            WITH THE              AN OFFICER                        WITH AFFILIATED ENTITIES
   NAME AND AGE               FUND              OF THE FUND/1/              OR THE PRINCIPAL UNDERWRITER OF THE FUND
------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
------------------------------------------------------------------------------------------------------------------------------
 Grant L.                Vice President              2001          Vice President, Capital Research Company*
 Cambridge
 Age: 40
------------------------------------------------------------------------------------------------------------------------------
 Vincent P. Corti        Vice President              1990          Vice President - Fund Business Management Group, Capital
 Age: 45                                                           Research and Management Company
------------------------------------------------------------------------------------------------------------------------------
 J. Blair Frank          Vice President              1999          Vice President, Capital Research Company*
 Age: 35
------------------------------------------------------------------------------------------------------------------------------
 Jonathan Knowles        Vice President              2000          Executive Vice President and Director, Capital Research
 Age: 40                                                           Company*
------------------------------------------------------------------------------------------------------------------------------
 Chad L. Norton             Secretary                1990          Vice President - Fund Business Management Group, Capital
 Age: 41                                                           Research and Management Company
------------------------------------------------------------------------------------------------------------------------------
 David A.                   Treasurer                1999          Vice President - Fund Business Management Group, Capital
 Pritchett                                                         Research and Management Company
 Age: 35
------------------------------------------------------------------------------------------------------------------------------
 Sheryl F. Johnson     Assistant Treasurer           1998          Vice President - Fund Business Management Group, Capital
 Age: 33                                                           Research and Management Company
------------------------------------------------------------------------------------------------------------------------------




                         SMALLCAP World Fund - Page 11

* Company affiliated with Capital Research and Management Company.
1 Directors and officers of the fund serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds Group) that are held by each director as a director of a public company or a registered investment company.
4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).
5 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                         SMALLCAP World Fund - Page 12

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2001

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Joseph C. Berenato             $1 - $10,000                $1 - $10,000
-------------------------------------------------------------------------------
 Richard G. Capen, Jr.          $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 H. Frederick Christie       $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 John G. Freund                     None                       None
-------------------------------------------------------------------------------
 Leonade D. Jones            $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 William H. Kling              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Norman R. Weldon              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Patricia K. Woolf             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/2/
-------------------------------------------------------------------------------
 Gordon Crawford               Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Gregory W. Wendt              Over $100,000               Over $100,000
-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges:  None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2001

No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Investment Adviser or its affiliates. The fund pays annual fees of $15,000 to Directors who are not affiliated with the Investment Adviser, plus $1,000 for each Board of Directors meeting attended, and $500 for each meeting attended as a member of a committee of the Board of Directors.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser.


                         SMALLCAP World Fund - Page 13

                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Joseph C. Berenato             $21,000/3/                        $ 39,500/3/
------------------------------------------------------------------------------------------
 Richard G. Capen,              $21,000                           $ 94,620
 Jr.
------------------------------------------------------------------------------------------
 H. Frederick                   $21,000/3/                        $199,620/3/
 Christie
------------------------------------------------------------------------------------------
 John G. Freund                 $11,000/3/                        $ 27,500/3/
------------------------------------------------------------------------------------------
 Leonade D. Jones               $20,500/3/                        $140,000/3/
------------------------------------------------------------------------------------------
 William H. Kling               $19,000/3/                        $111,000/3/
------------------------------------------------------------------------------------------
 Norman R. Weldon               $19,000                           $ 46,000
------------------------------------------------------------------------------------------
 Patricia K. Woolf              $19,000                           $138,000
------------------------------------------------------------------------------------------


1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors.
2 Capital Research and Management Company manages the American Funds consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2001 fiscal year for participating Directors is as follows: Joseph C. Berenato ($16,477), H. Frederick Christie ($122,734), John G. Freund ($9,004), Leonade
  D. Jones ($68,718) and William H. Kling ($122,212). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

As of April 15, 2002, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS

The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on December 18, 1989.


All fund operations are supervised by the fund's Board of Directors, which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including Class A, R-1, R-2, R-3, R-4 and R-5 shares. Class R shares are generally only available to employer-sponsored retirement plans. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and


                         SMALLCAP World Fund - Page 14
on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF DIRECTORS

The fund has an Audit Committee comprised of Joseph C. Berenato, Richard G. Capen, Jr., H. Frederick Christie and Leonade D. Jones, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee oversees the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Directors. There were four Audit Committee meetings held during the 2001 fiscal year.


The fund has a Contracts Committee comprised of Joseph C. Berenato, Richard G. Capen, Jr., H. Frederick Christie, John G. Freund, Leonade D. Jones, William H. Kling, Norman R. Weldon and Patricia K. Woolf, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its Investment Adviser or the Investment Adviser's affiliates, such as the investment advisory and service agreement, principal underwriting agreement, and plans of distribution under rule 12b-1, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. There were two Contracts Committee meetings during the 2001 fiscal year.


The fund has a Committee on Governance comprised of Joseph C. Berenato, Richard
G. Capen, Jr., H. Frederick Christie, John G. Freund, Leonade D. Jones, William
H. Kling, Norman R. Weldon and Patricia K. Woolf, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees and compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates candidates for independent directors to the full Board of Directors. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Committee on Governance, c/o the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. There was one Governance Committee meeting during the 2001 fiscal year.


INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo)


                         SMALLCAP World Fund - Page 15
with a staff of professionals, many of whom have significant investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until November 30, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the Investment Adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors. At its most recent meetings, the Committee considered a number of factors in recommending renewal of the existing Agreement, including the quality of services provided to the fund, fees and expenses borne by the fund, and financial results of the Investment Adviser.


Members of the Investment Adviser discussed several topics relating to investment results, including the fund's research structure, portfolio turnover, emphasis on global investing, and long-term strategy and market outlook for small capitalization companies. The Committee also considered the quality and depth of the Investment Adviser's organization in general and of the investment professionals currently providing services to the fund.


The Committee asked representatives of the Investment Adviser to comment on the issue of economies of scale. The Committee observed that the fund's expenses for the most recent fiscal year compared favorably to its peer group, and that the Investment Adviser was committed to controlling expenses wherever possible. The Committee also considered steps taken in recent years by the Investment Adviser to help control transfer agent expenses borne by the fund.


Based on their review, the Committee and the Board concluded that the advisory fees and other expenses of the fund are fair, both absolutely and in comparison with those of other funds in the


                         SMALLCAP World Fund - Page 16
industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


As compensation for its services, the Investment Adviser received a monthly fee which is accrued daily, calculated at the annual rates of:

                                 NET ASSET LEVEL

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.800%               $             0            $ 1,000,000,000
------------------------------------------------------------------------------
         0.700                  1,000,000,000              2,000,000,000
------------------------------------------------------------------------------
         0.670                  2,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.650                  3,000,000,000              5,000,000,000
------------------------------------------------------------------------------
         0.635                  5,000,000,000              8,000,000,000
------------------------------------------------------------------------------
         0.625                  8,000,000,000             13,000,000,000
------------------------------------------------------------------------------
         0.615                 13,000,000,000             17,000,000,000
------------------------------------------------------------------------------
         0.605                 17,000,000,000             21,000,000,000
------------------------------------------------------------------------------
         0.600                 21,000,000,000             27,000,000,000
------------------------------------------------------------------------------
         0.595                 27,000,000,000
------------------------------------------------------------------------------

The Investment Adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


                         SMALLCAP World Fund - Page 17

For the fiscal years ended 2001, 2000 and 1999, the Investment Adviser received from the fund advisory fees of $69,100,000, $87,004,000 and $54,205,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser relating to the fund's R share classes will continue in effect until November 30, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's R share classes. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each R share class except Class R-5 shares. For Class R-5 shares, the administrative fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average daily net assets of Class R-5 shares.


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell the shares.


                         SMALLCAP World Fund - Page 18

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                COMMISSIONS,        ALLOWANCE OR

                                              FISCAL YEAR          REVENUE          COMPENSATION
--------------------------------------------------------------
                                                              OR FEES RETAINED       TO DEALERS
                                                              --------------------------------------
                 CLASS A                         2001            $3,339,000          $15,470,000
                                                 2000             6,282,000           29,088,000
                                                 1999             3,295,000           15,881,000
----------------------------------------------------------------------------------------------------


The fund has adopted Plans of Distribution (the "Plans"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.30% of its average daily net assets attributable to Class A shares; (ii) for Class R-1 shares, 1.00% of its average daily net assets attributable to Class R-1 shares; (iii) for Class R-2 shares, up to 1.00% of its average daily net assets attributable to Class R-2 shares; (iv) for Class R-3 shares, up to 0.75% of its average daily net assets attributable to Class R-3 shares; and (v) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


For Class A shares, (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares, in excess of the Class A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable


                         SMALLCAP World Fund - Page 19
for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class R-1 shares (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class R-2 shares, currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares, currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-4 shares, currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers.


During the 2001 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                               12B-1 EXPENSES            12B-1 LIABILITY

--------------------------        ACCRUED                  OUTSTANDING
                          ----------------------------------------------------
        CLASS A                 $24,205,000                 $1,775,000
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


                         SMALLCAP World Fund - Page 20

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


The following information may or may not apply to you depending on whether you hold fund shares in a non-taxable account, such as a qualified retirement plan.
 Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class. Dividends and capital gains distributed by the fund to a retirement plan currently are not taxable.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures


                         SMALLCAP World Fund - Page 21
     contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


                         SMALLCAP World Fund - Page 22

     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as short-term capital gain.


     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would


                         SMALLCAP World Fund - Page 23
nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries (such taxes relate primarily to investment income). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.


Redemptions of shares, including exchanges for shares of another American Fund, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a


                         SMALLCAP World Fund - Page 24
shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                     PURCHASE, EXCHANGE AND SALE OF SHARES

PURCHASES - Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.


Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans with at least $1 million or more in plan assets. This minimum does not apply to clients of the Personal Investment Management division of Capital Guardian Trust Company. Class R shares are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.


Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the fund's prospectus and statement of additional information) authorized to sell the fund's shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


THE FUND AND THE PRINCIPAL UNDERWRITER RESERVE THE RIGHT TO REJECT ANY PURCHASE
 ORDER.

EXCHANGES - Shares of the fund generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from the money market funds purchased without a sales charge generally will be subject to the appropriate sales charge, unless the money market fund shares were acquired by an exchange from a fund having a sales charge.


Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. EXCHANGE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


SALES - Shares of the fund may be sold by contacting your plan administrator or recordkeeper. Shares are sold at the net asset value next determined after the request is received in good order by the Transfer Agent, dealer or any of their designees.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased


                         SMALLCAP World Fund - Page 25
have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


Proceeds from a redemption or a dividend or capital gain distribution may be reinvested without a sales charge in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after the request is received and accepted by the Transfer Agent.


FUND NUMBERS - Here are the fund numbers for use when making share transactions:

                                                                                              FUND NUMBERS
                                                                                ------------------------------------------
                                                                                CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                                                              A     R-1    R-2    R-3    R-4     R-5
--------------------------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    002   2102   2202   2302   2402    2502
American Balanced Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    011   2111   2211   2311   2411    2511
American Mutual Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    003   2103   2203   2303   2403    2503
Capital Income Builder/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    012   2112   2212   2312   2412    2512
Capital World Growth and Income Fund/SM/  . . . . . . . . . . . . . . . . . .    033   2133   2233   2333   2433    2533
EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    016   2116   2216   2316   2416    2516
Fundamental Investors/SM/ . . . . . . . . . . . . . . . . . . . . . . . . . .    010   2110   2210   2310   2410    2510
The Growth Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    005   2105   2205   2305   2405    2505
The Income Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    006   2106   2206   2306   2406    2506
The Investment Company of America/(R)/  . . . . . . . . . . . . . . . . . . .    004   2104   2204   2304   2404    2504
The New Economy Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    014   2114   2214   2314   2414    2514
New Perspective Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    007   2107   2207   2307   2407    2507
New World Fund/SM/  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    036   2136   2236   2336   2436    2536
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . . .    035   2135   2235   2335   2435    2535
Washington Mutual Investors Fund/SM/  . . . . . . . . . . . . . . . . . . . .    001   2101   2201   2301   2401    2501
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . . . . . . . . . . . . . . .    040    N/A    N/A    N/A    N/A    2540
American High-Income Trust/SM/  . . . . . . . . . . . . . . . . . . . . . . .    021   2121   2221   2321   2421    2521
The Bond Fund of America/SM/  . . . . . . . . . . . . . . . . . . . . . . . .    008   2108   2208   2308   2408    2508
Capital World Bond Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    031   2131   2231   2331   2431    2531
Intermediate Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . . .    023   2123   2223   2323   2423    2523
Limited Term Tax-Exempt Bond Fund of America/SM/  . . . . . . . . . . . . . .    043    N/A    N/A    N/A    N/A    2543
The Tax-Exempt Bond Fund of America/(R)/  . . . . . . . . . . . . . . . . . .    019    N/A    N/A    N/A    N/A    2519
The Tax-Exempt Fund of California/(R)/* . . . . . . . . . . . . . . . . . . .    020    N/A    N/A    N/A    N/A    2520
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . . . . . . . . . . . . .    024    N/A    N/A    N/A    N/A    2524
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . . . . . . . . . . . . .    025    N/A    N/A    N/A    N/A    2525
U.S. Government Securities Fund/SM/ . . . . . . . . . . . . . . . . . . . . .    022   2122   2222   2322   2422    2522
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . . . . . . . . . . . . . . .    009   2109   2209   2309   2409    2509
The Tax-Exempt Money Fund of America/SM/  . . . . . . . . . . . . . . . . . .    039    N/A    N/A    N/A    N/A    2539
The U.S. Treasury Money Fund of America/SM/ . . . . . . . . . . . . . . . . .    049   2149   2249   2349   2449    2549
___________
*Available only in certain states.



                         SMALLCAP World Fund - Page 26

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)

                                                                                             DEALER
                                                                     SALES CHARGE AS       COMMISSION
                                                                    PERCENTAGE OF THE:    AS PERCENTAGE
                                                                    ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                                              NET AMOUNT  OFFERING     OFFERING
                                                                   -INVESTED-   PRICE         PRICE
------------------------------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .                                  6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .                                  5.26       5.00          4.25
$50,000 but less than $100,000. .                                    4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .                                   3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .                                    3.63       3.50          2.75
$250,000 but less than $500,000 .                                    2.56       2.50          2.00
$500,000 but less than $750,000 .                                    2.04       2.00          1.60
$750,000 but less than $1 million                                    1.52       1.50          1.20
$1 million or more. . . . . . . .                                    none       none          none
----------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC.


403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment


                         SMALLCAP World Fund - Page 27
process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4)  insurance company separate accounts;

(5)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(6) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(7) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(8) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or


                         SMALLCAP World Fund - Page 28
more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class R-1 shares, annual asset-based compensation of 1.00% is paid by the Principal Underwriter to dealers who sell Class R-1 shares.


For Class R-2 shares, annual asset-based compensation of 0.75% is paid by the Principal Underwriter to dealers who sell Class R-2 shares.


For Class R-3 shares, annual asset-based compensation of 0.50% is paid by the Principal Underwriter to dealers who sell Class R-3 shares.


For Class R-4 shares, annual asset-based compensation of 0.25% is paid by the Principal Underwriter to dealers who sell Class R-4 shares.


No dealer compensation is paid on sales of Class R-5 shares. The fund has not adopted a plan for Class R-5 shares; accordingly no 12b-1 fee is paid from Class R-5 assets.


                        CLASS A SALES CHARGE REDUCTIONS

REDUCING YOUR CLASS A SALES CHARGE - You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of


                         SMALLCAP World Fund - Page 29
     shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Individual purchases by a trustee(s) or other fiduciary(ies) may be aggregated if the investments are:

     .for a fiduciary account, including employee benefit plans other than individual-type employee benefit plans, such as an IRA, 403(b) plan (except as described below), or single-participant Keogh-type plan;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above; or

     .for participant accounts of a 403(b) plan that are treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.


                         SMALLCAP World Fund - Page 30

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described under the aggregation policy, you may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: i) Class A shares at net asset value; ii) Class A shares subject to the applicable initial sales charge; iii) Class B shares; iv) Class C shares; or v) Class F shares. Plan assets invested in Class A shares with a sales charge, B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate which share class plan assets should be invested in and which do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions will not be allowed to be invested in F shares.


                         SMALLCAP World Fund - Page 31

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by authority of the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;


                         SMALLCAP World Fund - Page 32

2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Directors.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, and purchases through certain retirement plans, will be confirmed at least quarterly.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the R share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


                         SMALLCAP World Fund - Page 33

Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended September 30, 2001, 2000 and 1999, amounted to $28,555,000, $45,151,000 and
$23,755,000, respectively.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $13,960,000 for Class A shares for the 2001 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent auditors providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Directors.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on September 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund, Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


                         SMALLCAP World Fund - Page 34

             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
   MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- SEPTEMBER 30, 2001

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $18.62
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $19.76


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was -0.01% based on a 30-day (or one month) period ended September 30, 2001, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a   = dividends and interest earned during the period.

             b   = expenses accrued for the period (net of reimbursements).

             c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   = the maximum offering price per share on the last day of the period.

The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended September 30, 2001 were -48.11%, 0.20% and 7.41%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended September 30, 2001 were -44.95%, 1.39% and 8.05%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total


                         SMALLCAP World Fund - Page 35
returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).


SMALL CAPITALIZATION STOCKS VERSUS LARGE CAPITALIZATION STOCKS -- According to Ibbottson Associates, an investment in small company stocks has grown an average of 16.3% a year from September 30, 1976 through September 30, 2001, compared with an average of 13.4% a year for an investment in large company stocks. Small company stocks are represented by the lowest 20% of market capitalization of New York Stock Exchange, American Stock Exchange and Over-the-Counter stocks, while large company stocks are represented by the Standard & Poor's 500 Stock Composite Index.


                         SMALLCAP World Fund - Page 36

                                    APPENDIX
                          Description of Bond Ratings

BOND RATINGS - The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's") are based on the analysis and represents a judgment expressed in shorthand terms of the strengths and weaknesses of the bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


                         SMALLCAP World Fund - Page 37

"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


Standard & Poor's rates the long-term debt securities of various entities in
-----------------
categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


AAA
"An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong."


AA
"An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong."


A
"An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong."


BBB
"An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions."


BB
"An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation."

B
"An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation."


CCC
"An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation."


                         SMALLCAP World Fund - Page 38

CC
"An obligation rated 'CC' is currently highly vulnerable to nonpayment."

C
"A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying."

D
"An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized."


                         SMALLCAP World Fund - Page 39


                                 SMALLCAP World Fund - As of 9/30/2001

                                                                            Percent of
                                               LARGEST EQUITY HOLDINGS      Net Assets
1                                                  Arthur J. Gallagher             1.38           %
2                                                      Triad Hospitals             1.23
3                                                              Semtech             1.23
4                                                Extended Stay America             1.21
5                                                            EarthLink             1.17
6                                                      Michaels Stores             1.10
7                                                         Westwood One             1.01
8                                                           JJB Sports              .94
9                                                   Cheesecake Factory              .78
10                                                            OM Group              .78





                                              INDUSTRY DIVERSIFICATION
                                              (% of net assets XX.XX%)

                                    Semiconductor Equipment & Products                            %
                                         Hotels, Restaurants & Leisure                      6.53
                                                                 Media                      6.41
                                          Internet Software & Services                      5.31
                                                         Biotechnology                      5.29
                                                  All Other Industries                    58.85
                                                    Cash & Equivalents                      9.87

Smallcap World Fund, Inc.
Investment Portfolio, September 30, 2001



                                                                                                      Shares or       Market
Equity Securities                                                                                     Principal        Value
(common and preferred stocks and convertible debentures)                                                 Amount        (000)

SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  7.74%
Semtech Corp. (USA) /1/                                                                                3,184,255      $90,369
TriQuint Semiconductor, Inc. (USA) /1/                                                                 3,380,140       54,048
Exar Corp. (USA) /1//2/                                                                                2,525,000       43,682
Micrel, Inc. (USA) /1/                                                                                 1,794,000       35,772
Power Integrations, Inc. (USA) /1//2/                                                                  1,653,100       30,119
Elantec Semiconductor, Inc. (USA) /1//2/                                                               1,200,000       27,540
Advanced Energy Industries, Inc. (USA) /1/                                                             1,447,000       24,064
ASM Pacific Technology Ltd. (Hong Kong)                                                               18,941,900       21,980
Faraday Technology Corp. (Taiwan) /2/                                                                  7,000,000       21,837
Cymer, Inc. (USA) /1/                                                                                  1,300,000       21,775
Zarlink Semiconductor Inc. (Canada) /1/                                                                2,600,000       20,831
Vitesse Semiconductor Corp. (USA) /1/                                                                  2,500,000       19,375
TranSwitch Corp. (USA) /1//2/                                                                          5,375,000       16,447
MIPS Technologies, Inc., Class B (USA) /1//2/                                                          1,600,000        9,600
MIPS Technologies, Inc., Class A /1//2/                                                                  885,000        5,797
Microchip Technology Inc. (USA) /1/                                                                      500,000       13,400
Brooks Automation, Inc. (USA) /1/                                                                        400,000       10,636
Varian Semiconductor Equipment Associates, Inc. (USA) /1/                                                375,000        9,694
AXT, Inc. (USA) /1/                                                                                      850,000        9,010
BE Semiconductor Industries, NV (Netherlands) /1/                                                      1,339,100        8,293
ASAT Holdings Ltd. (ADR) (Hong Kong) /1/                                                               2,974,800        8,181
Fairchild Semiconductor Corp., Class A (USA) /1/                                                         500,000        8,025
ASE Test Ltd. (Taiwan) /1/                                                                               966,400        7,441
Silicon Laboratories Inc. (USA) /1/                                                                      480,000        6,619
Melexis NV (Belgium) /1/                                                                               1,000,000        5,510
LTX Corp. (USA) /1/                                                                                      400,000        5,444
Zeevo, Inc., Series C, convertible preferred                                                           1,587,301        4,508
 (USA) /1//2/(3)(4)
Ando Electric Co., Ltd. (Japan) /1/                                                                    1,034,000        4,427
Marvell Technology Group Ltd. (USA) /1/                                                                  300,000        4,305
Multilink Technology Corp., Class A (USA) /1/                                                            737,500        3,813
Axcelis Technologies, Inc. (USA) /1/                                                                     400,000        3,780
Jenoptik AG (Germany)                                                                                    220,000        3,356
S.O.I.TEC SA (France) /1/                                                                                440,000        3,206
MegaChips Corp. (Japan)                                                                                  120,000        3,113
Lasertec Corp. (Japan)                                                                                   294,000        2,986
ClearSpeed Technology Ltd. (formerly PixelFusion                                                       2,300,000        1,049
 Ltd.) (United Kingdom) /1/(3)(4)
Power X Ltd. (United Kingdom) /1/(3)(4)                                                                3,413,316          925

HOTELS, RESTAURANTS & LEISURE  -  6.53%
Extended Stay America, Inc. (USA) /1//2/                                                               6,190,000       89,569
Cheesecake Factory Inc. (USA) /1/                                                                      2,412,375       57,776
J D Wetherspoon PLC (United Kingdom)                                                                   9,404,935       47,717
Bally Total Fitness Holding Corp. (USA) /1/                                                            1,430,200       29,047
P.F. Chang's China Bistro, Inc. (USA) /1//2/(3)                                                          675,000       24,246
P.F. Chang's China Bistro, Inc. /1//2/                                                                    90,500        3,251
Mandalay Resort Group (USA) /1/                                                                        1,637,400       26,575
Boca Resorts, Inc., Class A (USA) /1/                                                                  1,595,000       15,870
Boca Resorts, Inc., Class A, 1997 Series /1/(3)                                                          500,000        4,975
Boca Resorts, Inc., Class A, 1999 Series /1/(3)                                                          231,730        2,306
Triarc Companies, Inc., Class A (USA) /1/                                                                950,000       21,945
Orient-Express Hotels Ltd., Class A (USA) /1/                                                          1,513,000       21,197
Vail Resorts, Inc. (USA) /1/                                                                           1,524,300       21,188
Anchor Gaming (USA) /1/                                                                                  500,000       20,750
Ruby Tuesday, Inc. (USA)                                                                               1,300,000       20,410
Steak n Shake Co. (USA) /1//2/                                                                         1,718,750       17,015
Mandarin Oriental International Ltd. (Hong Kong)                                                      43,000,000       16,555
Luminar PLC (United Kingdom)                                                                           1,300,000       14,434
Elior (France)                                                                                         2,105,017       12,921
NH Hoteles, SA (Spain) /1/                                                                               450,000        3,955
PizzaExpress PLC (United Kingdom)                                                                        340,000        3,775
Morton's Restaurant Group, Inc. (USA) /1//2/                                                             396,000        3,461
I T International Theatres Ltd. (Israel) /1/(3)(4)                                                       300,000        1,887
I T International Theatres Ltd. /1/(4)                                                                    75,000          472

MEDIA  -  6.41%
Westwood One, Inc. (USA) /1/                                                                           3,356,800       74,689
Fox Kids Europe NV (Netherlands) /1/                                                                   2,988,000       35,375
Ticketmaster, Class B (USA) /1/                                                                        2,640,000       27,324
SBS Broadcasting SA (Luxembourg) /1//2/                                                                1,457,000       23,312
Alliance Atlantis Communications Inc., nonvoting, Class B (Canada) /1/                                 2,266,450       22,221
Cumulus Media Inc., Class A (USA) /1/                                                                  1,840,000       12,788
Village Roadshow Ltd. (Australia)                                                                     11,701,596        8,011
Village Roadshow Ltd., Class A, 5.50% preferred                                                        7,094,528        4,333
                                                                                             0           170,000       12,053
Toei Animation Co., Ltd. (Japan)                                                                         240,000       11,382
Mosaic Group Inc. (Canada) /1//2/                                                                      4,285,800       10,695
Sanctuary Group PLC (United Kingdom)                                                                  11,470,839       10,121
Corp. Interamericana de Entretenimiento,                                                               4,886,052        9,770
SA de CV, Class B (Mexico) /1/
Austereo Group Ltd. (Australia) /1/                                                                    9,820,000        9,673
Nasionale Pers Beperk, Class N (merged                                                                 5,911,767        9,641
with M-Web Holdings Ltd.) (South Africa)
Groupe AB SA (France) /1/                                                                                551,726        9,547
UnitedGlobalCom, Inc., Class A (USA) /1/                                                               3,590,000        8,329
Information Holdings Inc. (USA) /1/                                                                      422,900        8,306
Rural Press Ltd. (Australia)                                                                           3,726,466        8,075
NTV Broadcasting Co. (GDR) (Russia) /1/(3)(4)                                                            812,520        8,000
BEC World PCL (Thailand)                                                                               1,479,000        7,538
CanWest Global Communications Corp. (Canada)                                                           1,154,946        7,095
CanWest Global Communications Corp., nonvoting, Class A                                                   14,321           88
Astral Media Inc., Class A (Canada)                                                                      250,000        6,986
Key3Media Group, Inc. (USA) /1/                                                                        1,750,000        6,930
Corus Entertainment Inc., nonvoting,                                                                     405,000        6,646
Class B (Canada) /1/
PRIMEDIA Inc. (USA) /1/                                                                                2,747,046        6,456
Sportsworld Media Group PLC (United Kingdom) /1/                                                       1,771,325        6,330
Emmis Communications Corp., Class A (USA) /1/                                                            430,000        6,201
Lions Gate Entertainment Corp. (Canada) /1//2/                                                         2,378,500        5,875
Lions Gate Entertainment Corp., USD denominated /1//2/                                                   121,500          293
Crown Media Holdings, Inc., Class A (USA) /1/                                                            598,200        6,132
MIH Ltd., Class A (South Africa) /1/                                                                     718,000        5,636
Phoenix Satellite Television Holdings Ltd. (Hong Kong) /1/                                            57,624,000        5,320
MIH Holdings Ltd. (South Africa) /1/                                                                   6,177,632        4,990
AVEX Inc. (Japan)                                                                                         65,000        2,401
AVEX Inc., when-issued, expire 2001 /1/(4)                                                                65,000        2,401
HIT Entertainment PLC (United Kingdom)                                                                 1,216,890        4,429
BKN International AG (Germany) /1//2/                                                                    500,000        4,235
Globo Cabo SA, preferred nominative (ADR) (Brazil) /1/                                                 1,669,000        4,156
VIVA Media AG (Germany) /1/                                                                              550,000        4,007
ITE Group PLC (United Kingdom) /2/                                                                    16,708,233        3,931
Mondo TV SpA (Italy) /1/                                                                                 125,629        3,854
SuperSport International Holdings Ltd. (South Africa)                                                  6,149,900        3,616
IM Internationalmedia AG (Germany) /1/                                                                   243,021        3,541
P4 Radio Hele Norge ASA (Norway) /2/                                                                   1,648,000        3,343
Antenna TV SA (ADR) (Greece) /1/                                                                         810,900        3,244
RG Capital Radio Ltd. (Australia)                                                                      2,735,000        3,098
Carrere Group (France) /1/                                                                               183,000        2,595
NRJ (France)                                                                                             203,196        2,365
TNT-Teleset (GDR) (Russia) /1/(3)(4)                                                                     287,324        2,000
Modalis Research Technologies, Inc. (USA) /1/(3)(4)                                                      966,793        1,875
Constantin Film AG (Germany) /1/                                                                         204,881        1,773
StoryFirst Communications Inc., Class B,                                                                   4,022        1,709
convertible preferred (USA) /1/(3)(4)
DAS WERK AG (Germany) /1/                                                                                383,900        1,696
Roularta Media Group NV (Belgium)                                                                         79,022        1,367
Austar United Communications Ltd. (Australia) /1/                                                     14,990,000        1,329
Metro International SA, Class A (Sweden) /1/                                                             298,300          633
Metro International SA, Class B /1/                                                                      115,500          292
Metro International SA, Class B, USD denominated /1/                                                     121,100          253
Metro International SA, Class A, USD denominated /1/                                                      51,900          104
Incisive Media PLC (United Kingdom) /1/                                                                1,650,000        1,092
Photobition Group PLC (United Kingdom) /2/                                                             4,700,000          553
Photobition Group PLC /2/(3)                                                                           1,500,000          176
Television Eighteen Ltd. (India)                                                                         422,700          415
BAC Majestic (France) /1/                                                                                200,000          335
Impresa SGPS, SA (Portugal) /1/                                                                          122,500          155
InternetStudios.com, Inc. (USA) /1//2/(3)(4)                                                             637,420           10
InternetStudios.com, Inc. /1//2/(3)                                                                      156,580            3

INTERNET SOFTWARE & SERVICES  -  5.31%
EarthLink, Inc. (USA) /1/                                                                              5,673,000       86,400
DoubleClick Inc. (USA) /1/                                                                             4,575,000       26,078
Retek Inc. (USA) /1/                                                                                   1,995,011       25,177
Hotel Reservations Network, Inc., Class A (USA) /1/                                                    1,100,000       25,014
CNET Networks, Inc. (USA) /1/                                                                          5,000,000       21,500
SonicWALL, Inc. (USA) /1/                                                                              1,800,000       21,384
webMethods, Inc. (USA) /1//2/                                                                          3,023,300       20,891
BridgeSpan, Inc., Series B, convertible                                                                1,770,000       17,558
preferred (USA) /1//2/(3)(4)
Expedia, Inc., Class A (USA) /1/                                                                         600,000       14,574
Travelocity.com Inc. (USA) /1/                                                                         1,087,500       14,464
HotJobs.com, Ltd. (USA) /1//2/                                                                         2,350,000       14,029
MatrixOne, Inc. (USA) /1/                                                                              2,235,000       12,158
SmartForce PLC (ADR) (Ireland) /1/                                                                       580,400        9,495
NetRatings, Inc. (USA) /1/                                                                               840,000        8,660
America Online Latin America, Inc., Class A (USA) /1/                                                  2,632,300        8,660
DigitalThink, Inc. (USA) /1/                                                                           1,050,000        8,116
TriZetto(r) Group, Inc. (USA) /1/                                                                          700,000        6,160
Orbiscom Ltd. (Ireland) /1/(3)(4)                                                                      3,905,874        5,668
GoTo.com, Inc. (USA) /1/                                                                                 400,000        5,020
EventSource.com, Inc., Series B,                                                                         514,933        5,000
convertible preferred (USA) /1/(3)(4)
Netegrity, Inc. (USA) /1/                                                                                500,000        4,285
Selectica, Inc. (USA) /1/                                                                              1,777,500        4,266
NCsoft Corp. (South Korea) /1/                                                                            55,000        3,980
WEB.DE AG (Germany) /1/                                                                                  686,300        3,938
InterCept Group, Inc. (USA) /1/                                                                          100,000        3,345
Digitas Inc. (USA) /1/                                                                                 1,310,000        3,013
Internet Security Systems, Inc. (USA) /1/                                                                300,000        2,733
VIA NET.WORKS, Inc. (USA) /1/                                                                          2,358,800        2,123
Corillian Corp. (USA) /1/                                                                                800,000        1,584
Meet World Trade (formerly MeetChina.com),                                                               389,416        1,460
 Series C, convertible preferred (USA)/1/(3)(4)
Commerx, Inc., Series B, convertible                                                                     321,802        1,400
preferred (USA) /1/(3)(4)
Parthus Technologies PLC (Ireland) /1/                                                                 4,650,000        1,368
Autobytel Inc. (formerly autobytel.com inc.) (USA) /1/                                                 1,075,600        1,119
GFT Technologies AG (Germany) /1/                                                                        168,000          626
Scandinavia Online AB (Sweden) /1/                                                                       262,500           65

BIOTECHNOLOGY  -  5.29%
ImClone Systems Inc. (USA) /1/                                                                         1,000,000       56,550
IDEXX Laboratories, Inc. (USA) /1//2/                                                                  2,181,300       50,977
ILEX Oncology, Inc. (USA) /1//2/                                                                       1,374,500       36,094
OSI Pharmaceuticals, Inc. (USA) /1/                                                                      500,000       16,250
OSI Pharmaceuticals, Inc. /1/(3)                                                                         337,000       10,953
XOMA Ltd. (USA) /1/(3)                                                                                 2,000,000       16,860
XOMA Ltd. /1/                                                                                          1,200,000       10,116
Aviron (USA) /1/                                                                                       1,031,100       25,664
Protein Design Labs, Inc. (USA) /1/                                                                      504,000       23,804
Digene Corp. (USA) /1/                                                                                   800,000       20,000
Neurocrine Biosciences, Inc. (USA) /1/                                                                   550,000       17,611
United Therapeutics Corp. (USA) /1//2/(3)                                                                680,000        8,541
United Therapeutics Corp. /1//2/                                                                         625,000        7,850
Q-Med AB (Sweden) /1/                                                                                  1,005,000       15,749
Avigen, Inc. (USA) /1//2/                                                                              1,050,000       14,396
Invitrogen Corp. (USA) /1/                                                                               140,000        9,206
Cephalon, Inc. (USA) /1/                                                                                 179,545        8,956
Amylin Pharmaceuticals, Inc. (USA) /1/(3)                                                              1,372,933        7,592
Vical Inc. (USA) /1/                                                                                     665,000        6,776
Corixa Corp. (USA) /1/                                                                                   600,000        6,299
CuraGen Corp. (USA) /1/                                                                                  225,000        4,343
Cambridge Antibody Technology Group                                                                      205,000        4,190
PLC (United Kingdom) /1/
Medarex, Inc. (USA) /1/                                                                                  250,000        3,775
Control Delivery Systems Inc., Series A,                                                                  55,824        3,000
 convertible preferred (USA) /1/(3)(4)
Neurobiological Technologies, Inc. (USA) /1/(3)                                                          900,000        2,700
Forbes Medi-Tech Inc. (Canada) /1/                                                                     1,000,000        1,330
Genetronics Biomedical Corp. (USA) /1//2/                                                              2,090,000          860

SPECIALTY RETAIL  -  4.71%
Michaels Stores, Inc. (USA) /1//2/                                                                     2,215,000       80,936
JJB Sports PLC (United Kingdom)                                                                       11,450,000       69,037
DFS Furniture Co. PLC (United Kingdom) /2/                                                             6,478,870       35,872
KOMERI Co., Ltd. (Japan)                                                                               1,050,000       27,323
Big Lots, Inc. (formerly Consolidated                                                                  2,500,000       20,725
Stores Corp.) (USA) /1/
Circuit City Stores, Inc. - CarMax Group (USA) /1/                                                     1,725,000       19,406
Claire's Stores, Inc. (USA)                                                                            1,100,000       13,915
Zale Corp. (USA) /1/                                                                                     486,800       12,891
Payless ShoeSource, Inc. (USA) /1/                                                                       230,000       12,604
Giordano International Ltd. (Hong Kong)                                                               20,976,000        9,481
Too, Inc. (USA) /1/                                                                                      350,000        7,347
Sharper Image Corp. (USA) /1//2/                                                                         775,000        7,091
Esprit Holdings Ltd. (Hong Kong)                                                                       7,346,000        6,970
Whitehall Jewellers, Inc. (USA) /1/                                                                      696,100        6,474
Williams-Sonoma, Inc. (USA) /1/                                                                          225,000        5,357
Chico's FAS, Inc. (USA) /1/                                                                              175,000        4,121
Homac Corp. (Japan)                                                                                      506,047        2,969
Arcadia Group PLC (United Kingdom) /1/                                                                   950,000        2,571
Restoration Hardware, Inc. (USA) /1/                                                                     450,000        1,287
Restoration Hardware, Inc. /1/(3)                                                                        400,000        1,144

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  4.29%
Venture Manufacturing (Singapore) Ltd (Singapore)                                                      5,042,000       24,980
Venture Manufacturing (Singapore) Ltd. (3)                                                             1,562,600        7,742
DSP Group, Inc. (USA) /1//2/                                                                           1,411,000       28,149
Rogers Corp. (USA) /1//2/                                                                                956,800       26,896
Orbotech Ltd. (Israel) /1/                                                                             1,382,500       26,060
DDi Corp. (USA) /1//2/                                                                                 3,100,000       24,304
Omni Industries Ltd. (Singapore) (4)                                                                  12,600,000       22,900
Trimble Navigation Ltd. (USA) /1//2/                                                                   1,500,000       22,875
Vaisala Oyj, Class A (Finland)                                                                           835,000       19,771
Newport Corp. (USA)                                                                                    1,200,000       16,920
Tohoku Pioneer Corp. (Japan)                                                                             669,000       15,724
Flextronics International Ltd. (Singapore) /1/                                                           800,000       13,232
Micronic Laser Systems AB (Sweden) /1//2/                                                                852,810        8,059
Micronic Laser Systems AB /1//2/(3)                                                                      466,666        4,409
National Instruments Corp. (USA) /1/                                                                     437,000       11,436
Keithley Instruments, Inc. (USA)                                                                         700,000       10,045
Hana Microelectronics PCL (Thailand) /2/                                                               8,600,000        8,825
Perlos Oyj (Finland)                                                                                     757,300        5,821
Hankuk Electric Glass Co., Ltd. (South Korea)                                                            119,810        5,580
Merix Corp. (USA) /1/                                                                                    275,000        3,864
QPL International Holdings Ltd. (Hong Kong) /1/                                                       17,034,600        3,123
QPL International Holdings Ltd., warrants,                                                             3,406,920           96
 expire 2004 /1/
Pan Jit International Inc. (Taiwan)                                                                    2,907,708        2,025
Yamaichi Electronics Co., Ltd. (Japan)                                                                   214,000        1,397
Tandberg Television AS (Norway) /1/                                                                      249,800        1,028
Robotic Technology Systems PLC (United Kingdom) /1/                                                      500,000          708
AimGlobal Technologies Co. Inc. (Canada) /1//2/                                                          650,000          346
vi[z]rt (Israel) /1/                                                                                     357,034          234

COMMERCIAL SERVICES & SUPPLIES  -  4.27%
Education Management Corp. (USA) /1//2/                                                                1,625,000       49,335
ChoicePoint Inc. (USA) /1/                                                                               900,000       37,476
Arbitron Inc. (USA) /1/                                                                                  911,060       23,833
Tetra Tech, Inc. (USA) /1/                                                                             1,060,000       23,426
Group 4 Falck A/S (Denmark)                                                                              195,000       21,495
MemberWorks Inc. (USA) /1//2/                                                                          1,000,000       20,570
Career Education Corp. (USA) /1/                                                                         350,800       19,294
Ionics, Inc. (USA) /1/                                                                                   500,000       11,055
CoStar Group, Inc. (USA) /1/                                                                             595,200       10,696
Informatics Holdings Ltd. (Singapore) /2/                                                             16,964,000        9,701
Gunnebo AB (Sweden)                                                                                    1,013,000        9,666
ZOOTS, Series B, convertible preferred                                                                 3,266,613        8,167
 (USA) /1//2/(3)(4)
PSD Group PLC (United Kingdom) /2/                                                                     1,628,000        7,542
Corporate Services Group PLC, 7.50% convertible                                                  600,000 pounds         4,412
 debentures 2005 (United Kingdom)
Corporate Services Group PLC /1/(3)                                                                    7,528,427        1,550
Corporate Services Group PLC /1/                                                                       5,800,000        1,194
DIS Deutscher Industrie Service AG (Germany)                                                             340,000        6,812
Robert Walters PLC (United Kingdom) /2/                                                                5,000,000        6,397
MITIE Group PLC (United Kingdom)                                                                       3,000,000        5,294
Duratek, Inc. (USA) /1/                                                                                  891,100        5,168
Michael Page International PLC (United Kingdom)                                                        3,000,000        4,721
Stericycle, Inc. (USA) /1/                                                                               100,000        4,168
Resources Connection, Inc. (USA) /1/                                                                     225,000        4,091
Reliance Security Group PLC (United Kingdom)                                                             440,000        3,721
Art'e SpA (Italy) /1/                                                                                    120,000        3,283
POOLiA AB, Class B (Sweden)                                                                              777,045        3,235
ALTEN SA (France) /1/                                                                                    247,500        2,964
Oslo Bors Holding ASA (Norway) /1/(3)                                                                    125,000        1,831
Proffice AB, Class B (Sweden)                                                                            720,000        1,650
MDC Communications Corp., Class A (Canada) /1/                                                           537,600        1,079
StepStone ASA (Norway) /1/                                                                             6,480,000          621
D Interactive (France) /1/                                                                               499,834          542

SOFTWARE  -  3.89%
HNC Software Inc. (USA) /1//2/                                                                         2,089,000       39,064
Macromedia, Inc. (USA) /1/                                                                             1,800,000       21,798
Documentum, Inc. (USA) /1//2/                                                                          2,366,900       19,385
Aspen Technology, Inc. (USA) /1//2/                                                                    1,625,000       16,250
Micromuse Inc. (USA) /1/                                                                               2,600,000       14,768
MMC AS (Norway) /1/(3)(4)                                                                              4,150,000       12,161
Cognos Inc. (Canada) /1/                                                                                 760,000       10,912
Radiant Systems, Inc. (USA) /1/                                                                        1,039,250       10,600
i2 Technologies, Inc. (USA) /1/                                                                        3,000,000       10,320
diCarta, Series C, convertible preferred                                                               1,650,165       10,000
 (USA) /1//2/(3)(4)
Autonomy Corp. PLC (United Kingdom) /1/                                                                2,690,000        9,198
NetIQ Corp. (USA) /1/                                                                                    400,000        9,108
Embarcadero Technologies, Inc. (USA) /1/                                                               1,045,000        8,224
Quest Software, Inc. (USA) /1/                                                                           690,000        7,990
Creo Products Inc. (Canada) /1/                                                                          600,000        7,218
Mentor Graphics Corp. (USA) /1/                                                                          500,000        6,890
OPNET Technologies, Inc. (USA) /1//2/                                                                  1,045,500        6,127
Telelogic AB (Sweden) /1//2/                                                                           8,713,000        4,011
Telelogic AB, new /1//2/                                                                               4,356,500        1,952
Infoteria Corp. (Japan) /1//2/(3)(4)                                                                       2,672        5,607
Sectra AB, Class B (Sweden)                                                                            1,640,000        5,217
Verisity Ltd. (Israel) /1/                                                                               600,000        4,374
J.D. Edwards & Co. (USA) /1/                                                                             600,000        4,272
NetScreen Technologies, Inc., Series F,                                                                  691,496        3,600
convertible preferred (USA) /1/(3)(4)
Polaris Software Lab Ltd. (India) /2/                                                                  2,631,457        3,215
RADWARE Ltd. (Israel) /1/                                                                                360,000        3,143
Monterey Design Systems Inc., Series E,                                                                1,000,000        3,000
convertible preferred (USA) /1/(3)(4)
Ubizen (Belgium) /1/                                                                                   1,068,000        2,967
TIBCO Software Inc. (USA) /1/                                                                            400,000        2,936
Innovation Group PLC (United Kingdom) /1/                                                                800,399        2,707
AIT Group PLC (United Kingdom)                                                                           430,000        2,450
TECMO, Ltd. (Japan)                                                                                      350,000        2,347
Ubi Soft Entertainment SA (France) /1/                                                                    93,860        2,265
HPL Technologies, Inc. (USA) /1/                                                                         500,000        2,205
Tecnomatix Technologies Ltd. (Israel) /1/                                                                241,600        2,172
Baltimore Technologies PLC (United Kingdom) /1/                                                        7,350,000        1,838
Baltimore Technologies PLC (ADR) /1/                                                                     489,000          205
Aldata Solution Oyj (Finland) /1/                                                                      1,837,300        1,456
ACCESS Co., Ltd. (Japan) /1/                                                                                 129        1,408
SuSE Linux AG (Germany) /1//2/(3)(4)                                                                      37,813          905
Technology Nexus AB (Sweden) /1/                                                                         337,500          859
patsystems PLC (United Kingdom) /1/                                                                    2,915,000          793
Stonesoft Oyj (Finland) /1/                                                                              480,000          603
M2S Sverige AB, Class B (Sweden) /1/                                                                     576,200          170
Orad Hi-Tec Systems Ltd. (Israel) /1/                                                                    133,010          122

HEALTH CARE PROVIDERS & SERVICES  -  3.08%
Triad Hospitals, Inc. (acquired Quorum                                                                 2,560,770       90,651
 Health Group, Inc.) (USA) /1/
Service Corp. International (USA) /1/                                                                  9,458,200       56,938
Rhon-Klinikum AG, nonvoting preferred (Germany)                                                          561,300       22,159
Rhon-Klinikum AG                                                                                          70,000        2,869
LifePoint Hospitals, Inc. (USA) /1/                                                                      400,000       17,600
ICON PLC (ADR) (Ireland) /1/                                                                             481,000       15,969
Capio AB (Sweden) /1/                                                                                  1,500,000        9,964
AmSurg Corp. (USA) /1/                                                                                   300,000        8,265
Professional Detailing, Inc. (USA) /1/                                                                   125,000        2,981

PHARMACEUTICALS  -  3.04%
Scios Inc. (USA) /1//2/                                                                                2,500,000       41,800
CIMA LABS INC. (USA) /1/                                                                                 617,200       37,495
Medicis Pharmaceutical Corp., Class A (USA) /1/                                                          625,000       31,237
InterMune Inc. (formerly InterMune                                                                       801,600       30,661
 Pharmaceuticals, Inc.) (USA) /1/
NPS Pharmaceuticals, Inc. (USA) /1/                                                                      905,900       28,264
Adolor Corp. (USA) /1/                                                                                 1,080,700       18,296
Salix Pharmaceuticals, Ltd. (USA) /1//2/(3)                                                              960,000       12,816
Inspire Pharmaceuticals, Inc. (USA) /1/                                                                1,250,000       10,825
Cellegy Pharmaceuticals, Inc. (USA) /1/(3)                                                               825,000        5,734
Generex Biotechnology Corp. (USA) /1//2/(3)                                                            1,079,000        3,895
Generex Biotechnology Corp., warrants,                                                                   164,467            0
 expire 2005 /1//2/(3)(4)
NexMed, Inc. (USA) /1/(3)                                                                              1,100,000        2,717
NexMed, Inc., warrants, expire 2002 /1/(3)(4)                                                            385,000            3
SuperGen, Inc., warrants, expire 2002 (USA) /1/(3)(4)                                                    336,600           52
SuperGen, Inc., warrants, expire 2002  /1/(4)                                                            231,800           43

CHEMICALS  -  2.75%
OM Group, Inc. (USA)                                                                                   1,050,000       57,750
Cambrex Corp. (USA) /2/                                                                                1,480,000       49,624
Ferro Corp. (USA)                                                                                      1,000,000       23,180
SPARTECH Corp. (USA)                                                                                     975,000       20,163
Georgia Gulf Corp. (USA)                                                                               1,000,000       16,070
Asian Paints (India) Ltd. (India)                                                                      2,712,972       15,410
Valspar Corp. (USA)                                                                                      337,000       11,269
National Petrochemical PCL (Thailand) /1/                                                              6,976,600        4,720
Crompton Corp. (USA)                                                                                     671,200        4,652

OIL & GAS  -  2.20%
Western Oil Sands Inc. (Canada) /1//2/(3)                                                              2,130,000       20,505
Western Oil Sands Inc., Class B, nonvoting                                                               360,000        3,119
convertible preferred /1//2/(3)(4)
Western Oil Sands Inc. /1//2/                                                                            320,000        3,081
Newfield Exploration Co. (USA) /1/                                                                       800,000       23,360
Tullow Oil PLC (United Kingdom) /1/(3)                                                                 9,142,857       10,555
Tullow Oil PLC /1/                                                                                     8,591,276        9,918
Cairn Energy PLC (United Kingdom) /1/                                                                  5,030,000       17,917
International Energy Group Ltd. (United Kingdom) /2/                                                   4,640,000       16,650
Encore Acquisition Co. (USA) /1/                                                                         715,000       10,725
Ivanhoe Energy Inc. (Canada) /1/                                                                       5,692,200        9,301
Ivanhoe Energy Inc., warrants, expire 2002 /1/(4)                                                        500,000           37
Paladin Resources NL (United Kingdom) /1//2/                                                          11,270,998        8,089
Novus Petroleum Ltd. (Australia) /1/                                                                   7,969,508        7,261
Sibir Energy PLC, 15.00% convertible debentures                                                   Pounds2,000,000        3,235
 2002 (United Kingdom)
Sibir Energy PLC /1/                                                                                  20,000,000        2,868
Oil Search Ltd., 9.00% convertible                                                                        55,555        2,818
 preferred 2003 (Australia)
Oil Search Ltd. /1/                                                                                    8,000,000        2,798
Oil Search Ltd. /1/(3)                                                                                 1,150,000          402
Pogo Producing Co. (USA)                                                                                 225,000        5,287
Paramount Resources Ltd. (Canada) /1/                                                                    440,000        3,450
Bharat Petroleum Corp. Ltd. (India)                                                                      351,806        1,179

DIVERSIFIED FINANCIALS  -  2.07%
Nissin Co., Ltd. (Japan) /2/                                                                           1,725,000       34,752
Corp. Financiera Alba, SA (Spain)                                                                      1,070,694       20,282
Federal Agricultural Mortgage Corp., Class C (USA) /1/                                                   606,000       20,228
Metris Companies Inc. (USA)                                                                              735,000       18,191
OM AB (formerly OM Gruppen AB) (Sweden)                                                                2,328,600       16,448
American Capital Strategies, Ltd. (USA)                                                                  575,000       15,749
Housing Development Finance Corp. Ltd. (India)                                                           993,240       12,955
Singapore Exchange Ltd. (Singapore)                                                                   20,519,000       11,734
Medallion Financial Corp. (USA)                                                                          275,000        2,269

COMMUNICATIONS EQUIPMENT  -  2.04%
Black Box Corp. (USA) /1//2/                                                                           1,084,000       45,615
New Focus, Inc. (USA) /1//2/                                                                           4,930,000       15,924
Ixia (USA) /1/                                                                                         2,200,000       13,970
Stratos Lightwave, Inc. (USA) /1//2/                                                                   3,587,200       12,376
Finisar Corp. (USA) /1/                                                                                2,223,300        8,804
Datacraft Asia Ltd (Singapore)                                                                         2,500,000        8,200
Filtronic PLC (United Kingdom)                                                                         3,174,600        8,034
Cambridge Silicon Radio, Series II,                                                                    1,131,258        8,000
 convertible preferred (United Kingdom) /1/(3)(4)
Avanex Corp. (USA) /1/                                                                                 1,975,000        5,846
Advanced Fibre Communications, Inc. (USA) /1/                                                            350,000        5,114
AudioCodes Ltd. (Israel) /1//2/                                                                        2,300,000        4,830
Optical Communication Products, Inc., Class A (USA) /1/                                                1,490,500        3,458
ITG Group PLC (Ireland) /1/                                                                              898,200        3,149
ADVA AG Optical Networking (Germany) /1/                                                               1,020,000        2,508
Gilat Satellite Networks Ltd. (Israel) /1/                                                               420,000        2,205
SwitchCore AB (Sweden) /1/                                                                             3,618,377        1,997
Himachal Futuristic Communications Ltd. (India) /1/                                                          100            -

BEVERAGES  -  1.85%
BRL Hardy Ltd. (Australia)  /2/                                                                        7,880,217       39,237
BRL Hardy Ltd., rights, expire 2001 /1//2/                                                               788,021          318
Cott Corp. (Canada) /1/                                                                                1,720,000       25,763
Robert Mondavi Corp., Class A (USA) /1/                                                                  516,100       18,373
Mikuni Coca-Cola Bottling Co., Ltd. (Japan)                                                            1,500,000       14,820
Coca-Cola Central Japan Co., Ltd. (formerly                                                                2,025       13,480
Chukyo Coca-Cola Bottling Co., Ltd.) (Japan) /1/
Coca-Cola West Japan Co. Ltd. (Japan)                                                                    589,800       12,402
Quilmes Industrial SA, Class B (ADR) (Argentina)                                                         500,000        5,750
Petaluma Ltd. (Australia)                                                                              1,341,945        3,305
AL-Ahram Beverages Co. (GDR) (Egypt) /1/(3)                                                              240,000        1,704
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)                                                    92,000,000        1,463

HEALTH CARE EQUIPMENT & SUPPLIES  -  1.63%
Lumenis Ltd. (Israel) /1/                                                                              1,520,000       30,521
Integra LifeSciences Holdings Corp. (USA) /1/                                                            525,000       14,500
Caliper Technologies Corp. (USA) /1//2/                                                                1,348,500       12,474
Caliper Technologies Corp. /1//2/(3)                                                                     200,000        1,850
Aspect Medical Systems, Inc. (USA) /1//2/                                                              1,137,000       12,450
American Medical Systems Holdings, Inc. (USA) /1/                                                        585,000       11,156
Coloplast A/S, Class B (Denmark)                                                                         137,000        9,313
Sulzer Medica Ltd (Switzerland)                                                                          135,000        7,250
Transgenomic, Inc. (USA) /1/                                                                             825,000        6,229
Mentor Corp. (USA)                                                                                       180,000        4,554
TriPath Imaging, Inc. (USA) /1/                                                                          886,242        3,811
JEOL Ltd. (Japan)                                                                                        800,000        3,163
Biacore International AB (Sweden) /1/                                                                     75,000        1,719
Vision-Sciences, Inc. (USA) /1/                                                                          984,500        1,034
HemaSure Inc. (USA) /1/(3)(4)                                                                            514,020          155
HemaSure Inc. /1/(3)                                                                                     188,920           67

INSURANCE  -  1.63%
Arthur J. Gallagher & Co. (USA)                                                                        3,000,000      101,550
HCC Insurance Holdings, Inc. (USA)                                                                       700,700       18,428
Independent Insurance Group PLC (United Kingdom) /2/(4)                                               14,540,000          214

BANKS  -  1.61%
Fulton Financial Corp. (USA)                                                                           1,173,600       26,230
Hudson United Bancorp (USA)                                                                              678,500       18,821
Citizens Banking Corp. (USA)                                                                             459,900       14,754
UMB Financial Corp. (USA)                                                                                355,100       14,737
ICICI Bank Ltd. (India)                                                                                8,597,501       12,896
FirstFed Financial Corp. (USA) /1/                                                                       279,800        7,275
West Coast Bancorp (USA)                                                                                 500,000        6,750
Pacific Capital Bancorp (USA)                                                                            175,000        5,070
JCG Holdings Ltd. (Hong Kong)                                                                          7,990,000        4,328
Cathay Bancorp, Inc. (USA)                                                                                68,700        3,702
City National Corp. (USA)                                                                                 64,473        2,782
Grupo Financiero Galicia SA, Class B (ADR) (Argentina)                                                   200,000        1,190

REAL ESTATE  -  1.31%
Newhall Land and Farming Co. (USA)                                                                     1,000,000       28,350
Cadiz Inc. (USA) /1//2/                                                                                2,300,000       19,711
Anthracite Capital, Inc. (USA)                                                                         1,650,000       17,160
Unibail (France)                                                                                         222,000       11,019
Castellum AB (Sweden)                                                                                  1,114,286       10,164
Annaly Mortgage Management, Inc. (USA)                                                                   450,000        6,503
Sponda Oyj (Finland)                                                                                     900,400        3,526

WIRELESS TELECOMMUNICATION SERVICES  -  1.26%
Tele Centro Oeste Celular Participacoes SA,                                                            4,700,000       23,265
 preferred nominative (ADR) (Brazil)
GLOBE TELECOM, Inc. (Philippines) /1/                                                                  1,333,999       16,268
GLOBE TELECOM, Inc. (PDR) /1/ (3)                                                                         28,000          328
Total Access Communication PCL (Thailand) /1/                                                          8,385,800       12,495
Tele Celular Sul Participacoes SA, preferred                                                             939,900        9,775
 nominative (ADR) (Brazil)
Tele Celular Sul Participacoes SA, ordinary nominative                                             2,210,000,000        1,985
Tele Nordeste Celular Participacoes SA,                                                                  583,600       10,505
preferred nominative (ADR) (Brazil)
Tele Norte Celular Participacoes SA,                                                                     270,400        5,511
preferred nominative (ADR) (Brazil)
Telemig Celular Participacoes SA,                                                                        213,600        4,849
preferred nominative (ADR) (Brazil)
Tele Leste Celular Participacoes SA,                                                                     350,000        4,305
preferred nominative (ADR) (Brazil) /1/
iTouch PLC (United Kingdom) /1/                                                                        8,400,000        1,976
M-Cell Ltd. (South Africa)                                                                             1,301,000        1,912

TRANSPORTATION INFRASTRUCTURE  -  1.12%
SembCorp Logistics Ltd. (Singapore)                                                                   37,359,200       38,076
Jiangsu Expressway Co. Ltd., Class H (China)                                                          79,250,000       14,633
Zhejiang Expressway Co. Ltd., Class H (China)                                                         63,900,000       14,011
International Container Terminal Services,                                                        $    5,905,000        7,588
Inc., 1.75% convertible debentures 2004 (Philippines) (3)
Grupo Aeroportuario del Sureste, SA de CV,                                                               635,000        5,969
Class B (ADR) (Mexico) /1/
New World Infrastructure Ltd. (Hong Kong)                                                              5,000,000        2,116

ELECTRICAL EQUIPMENT  -  1.07%
Wilson Greatbatch Technologies, Inc. (USA) /1/                                                           735,000       21,535
Littelfuse, Inc. (USA) /1/                                                                               800,000       17,704
LG Cable Ltd. (South Korea)                                                                            1,192,000       12,847
Kingboard Chemical Holdings Ltd. (Hong Kong) /2/                                                      27,720,000       12,351
Kingboard Chemical Holdings Ltd.,                                                                      2,772,000           82
warrants, expire 2003 /1//2/
Citizen Electronics Co., Ltd. (Japan)                                                                    184,800        6,903
C&D Technologies, Inc. (USA)                                                                             220,000        4,048
Digital Electronics Corp. (Japan)                                                                        175,000        2,497
Integrated Production and Test Engineering (Belgium) /1/                                                 201,202          788

IT CONSULTING & SERVICES  -  0.98%
Titan Corp. (USA) /1/                                                                                  1,780,000       34,888
NEC Soft, Ltd. (Japan)                                                                                   198,100       19,373
AU-System AB (Sweden) /1//2/                                                                           6,370,000        4,648
HiQ International AB (Sweden) /2/                                                                      2,820,000        3,957
Lynx Group PLC (United Kingdom)                                                                        2,339,481        2,847
Alphameric PLC (United Kingdom)                                                                        4,925,000        2,752
Hughes Software Systems Ltd. (India)                                                                     339,379        1,365
Enea Data AB (Sweden)                                                                                  4,486,000        1,343
Brime Technologies (France) /1/                                                                           35,000          848
Brime Technologies, warrants, expire 2002 /1/                                                             70,000           13

METALS & MINING  -  0.93%
Hoganas AB, Class B (Sweden)                                                                           2,170,000       30,858
Gabriel Resources Ltd. (Canada) /1//2/                                                                 4,700,000       11,818
Gabriel Resources Ltd. /1//2/(3)(4)                                                                      560,000        1,197
SGL Carbon AG (Germany) /1/                                                                              500,000        8,060
Aur Resources Inc. (Canada) /1/                                                                        4,586,000        7,203
First Quantum Minerals Ltd. (Canada) /1//2/                                                            2,540,000        3,941
Minmet PLC (Ireland) /1/(3)                                                                           15,748,327        2,698
Minmet PLC /1/                                                                                         5,350,000          917
Avocet Mining PLC (United Kingdom) /1//2/(3)                                                           2,750,000          566
Avocet Mining PLC /1//2/                                                                                 950,000          196
Thistle Mining Inc. (Canada) /1//2/                                                                    6,264,309          635
Arcon International Resources PLC (Ireland) /1/                                                       11,798,000          607
Bema Gold Corp., warrants, expire                                                                      2,200,000           51
 2001 (Canada) /1/(3)(4)

INTERNET & CATALOG RETAIL  -  0.81%
School Specialty, Inc. (USA) /1//2/                                                                    1,130,000       34,533
dELiA*s Corp., Class A (USA) /1//2/                                                                    2,750,000       14,685
Internet Auction Co. Ltd. (South Korea) /1/                                                              558,643        5,763
RedEnvelope, Inc., Series E, convertible                                                               2,525,124        5,000
 preferred (USA) /1//2/(3)(4)

FOOD & DRUG RETAILING  -  0.80%
Performance Food Group Co. (USA) /1/                                                                   1,460,000       41,654
Jean Coutu Group (PJC) Inc., Class A (Canada)                                                            500,000        8,354
Whole Foods Market, Inc. (USA) /1/                                                                       250,000        7,852
Migros Turk TAS (Turkey)                                                                              21,647,575        1,164

FOOD PRODUCTS  -  0.75%
IAWS Group PLC (Ireland)                                                                               3,400,000       24,864
Hain Celestial Group, Inc. (USA) /1/                                                                     670,450       12,343
Cheil Jedang Corp. (South Korea)                                                                         350,000       10,212
PT Indofood Sukses Makmur Tbk (Indonesia)                                                            109,321,500        8,175

ENERGY EQUIPMENT & SERVICES  -  0.67%
Newpark Resources, Inc. (USA) /1/                                                                      3,250,000       21,937
Rowan Companies, Inc. (USA) /1/                                                                        1,210,500       14,986
Enerflex Systems Ltd. (Canada)                                                                           625,000        7,719
Hydril Co. (USA) /1/                                                                                     317,500        4,423

COMPUTERS & PERIPHERALS  -  0.66%
O2Micro International Ltd. (USA) /1/                                                                   1,253,600       16,485
C Technologies AB (Sweden) /1//2/                                                                      2,946,600        7,222
Opticom ASA (Norway) /1/                                                                                 300,000        6,120
Pinnacle Systems, Inc. (USA) /1/                                                                       2,050,000        5,966
Computer Access Technology Corp. (USA) /1//2/                                                          1,000,000        5,150
Psion PLC (United Kingdom)                                                                             7,949,865        4,472
Sotec Co. Ltd. (Japan) (3)                                                                                 2,526        2,184
Kyoden Co., Ltd. (Japan)                                                                                 246,000          847
LPKF Laser & Electronics AG (Germany)                                                                     65,171          261
Universal Scientific Industrial Co., Ltd. (Taiwan)                                                           898            -

HOUSEHOLD DURABLES  -  0.55%
Fisher & Paykel Industries Ltd. (New Zealand)                                                          2,500,000       12,634
Palm Harbor Homes, Inc. (USA) /1/                                                                        663,906       12,415
Ekornes ASA (Norway)                                                                                   1,670,000       11,952
Techtronic Industries Co. Ltd. (Hong Kong)                                                            11,890,000        3,735

DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.50%
Sigma Networks, Series C, convertible                                                                  4,700,000        9,729
 preferred (USA) /1/(3)(4)
Perusahaan Perseroan (Persero) PT                                                                        850,000        7,038
Indonesian Satellite Corp. Tbk (ADR) (Indonesia)
Multiplex, Inc., Series C, convertible                                                                 1,358,696        6,658
 preferred (USA) /1/(3)(4)
Cable Satisfaction International Inc., Class A (Canada) /1/                                            2,500,000        5,621
Cogent Communications, Inc., Series B,                                                                 1,098,901        5,000
 convertible preferred (USA) /1/ (3) (4)
Global Light Telecommunications Inc. (Canada) /1/                                                        600,000        1,230
CESKE RADIOKOMUNIKACE, AS (GDR) (Czech Republic) (3)                                                     113,300          821
CoreExpress, Inc., Series C, convertible                                                                 445,128          550
preferred (USA) /1/(3)(4)
Focal Communications Corp. (USA) /1/                                                                     186,800           54
Highpoint Telecommunications Inc. (Canada) /1/                                                         1,322,000           17
Enitel ASA, warrants, expire 2004 (Norway) /1/(4)                                                         46,250            -

MACHINERY  -  0.46%
Miura Co., Ltd. (Japan)                                                                                1,440,000       19,739
Yushin Precision Equipment Co., Ltd. (Japan)                                                             542,400       10,221
LTG Technologies PLC (United Kingdom) /1/                                                              3,500,000        2,059
JOT Automation Group Oyj (Finland)                                                                     4,115,000        1,574
THK Co., Ltd. (Japan)                                                                                     27,000          272

AEROSPACE & DEFENSE  -  0.45%
Mercury Computer Systems, Inc. (USA) /1/                                                                 880,000       33,044

MARINE  -  0.33%
Neptune Orient Lines Ltd. (Singapore) /1/                                                             33,500,000       15,175
Tsakos Energy Navigation Ltd. ASA                                                                        682,903        9,236
(formerly MIF Ltd.) (Norway) /1//2/

CONSTRUCTION & ENGINEERING  -  0.30%
Kyowa Exeo Corp. (Japan)                                                                               2,550,000       22,326

AUTO COMPONENTS  -  0.30%
Midas, Inc. (USA) /2/                                                                                    903,000        8,940
Koito Manufacturing Co., Ltd. (Japan)                                                                  1,670,000        6,098
Exedy Corp. (Japan)                                                                                      800,000        3,902
NOK Corp. (Japan)                                                                                        625,000        3,226

ROAD & RAIL  -  0.27%
RailAmerica, Inc. (USA) /1/(3)                                                                         1,000,000       12,500
RailAmerica, Inc. /1/                                                                                    150,000        1,875
C.H. Robinson Worldwide, Inc. (USA)                                                                      200,000        5,792

PAPER & FOREST PRODUCTS  -  0.26%
M-real Oyj (formerly Metsa-Serla Oyj), Class B (Finland)                                               2,610,000       11,861
Sumitomo Forestry Co., Ltd. (Japan)                                                                    1,150,000        6,757
PT Indah Kiat Pulp & Paper Corp. Tbk (Indonesia) /1/                                                  30,707,000          633

OTHER INDUSTRIES  -  1.87%
Aderans Co. Ltd. (Japan)                                                                                 356,000       13,447
Intertape Polymer Group Inc. (Canada) /1/ /2/                                                          1,700,000       12,920
Phillips-Van Heusen Corp. (USA)                                                                        1,200,000       11,880
MEDION AG (Germany)                                                                                      374,400       11,490
Geberit AG (Switzerland)                                                                                  46,000        9,086
Ratchaburi Electricity Generating Holding PCL (Thailand) /1/                                          23,100,000        8,336
Dillard's, Inc., Class A (USA)                                                                           509,000        6,703
Kumgang Korea Chemical Co., Ltd. (South Korea)                                                           115,000        6,294
Bajaj Auto Ltd. (India)                                                                                1,185,771        6,125
Bajaj Auto Ltd. (GDR)                                                                                     13,000           74
Concord Camera Corp. (USA) /1//2/                                                                      1,400,800        6,136
Puerto Rican Cement Co., Inc. (USA)                                                                      250,000        6,050
Grupo Auxiliar Metalurgico, SA (Spain) /1/                                                               400,000        5,464
SkyWest, Inc. (USA)                                                                                      325,000        5,434
Zebra Technologies Corp., Class A (USA) /1/                                                              120,000        4,495
BriteSmile, Inc. (USA) /1/(3)                                                                            747,000        4,482
Gladstone Capital Corp. (USA) /1/                                                                        256,000        4,132
Sixt AG (Germany)                                                                                        331,136        2,262
Sixt AG, nonvoting preferred                                                                             294,768        1,611
Atlas Air Worldwide Holdings, Inc. (USA) /1/                                                             325,000        3,201
Mahindra & Mahindra Ltd. (GDR) (India)                                                                 1,795,948        1,931
Mahindra & Mahindra Ltd.                                                                                 804,052          901
Sabate Diosos SA (France) /1/                                                                            160,000        1,792
Keppel Telecommunications & Transportation Ltd. (Singapore)                                            2,567,800        1,418
EUROBIKE AG (Germany) /2/                                                                                364,000        1,342
African Lakes PLC (United Kingdom) /1//2/                                                              7,586,900        1,165

MISCELLANEOUS  -  4.14%
Other equity securities in initial period of acquisition                                                              305,088
TOTAL EQUITY SECURITIES (cost: $8,439,708,000)                                                                      6,647,728



                                                                                                      Principal       Market
                                                                                                         Amount        Value
Short-Term Securities                                                                                     (000)        (000)

Corporate Short-Term Notes  -  6.12%
Verizon Network Funding Corp. 2.90% due 10/19/2001                                                       $44,500      $44,432
Verizon Global Funding Corp. 3.47% due 10/2/2001                                                          14,300       14,297
Danske Corp. Inc. 2.40%-3.63% due 10/9-11/27/2001                                                         50,000       49,870
Monte Rosa Capital Corp. 2.60%-3.52% due 10/4-10/22/2001 (3)                                              40,000       39,954
Spintab Swedmortgage AB 3.45%-3.48% due 10/16/2001                                                        35,200       35,146
CBA (Delaware) Finance Inc. 3.51% due 10/4/2001                                                           25,000       24,990
Export Development Corp. 3.40% due 10/15/2001                                                             25,000       24,965
Electricite de France 2.90% due 10/19/2001                                                                25,000       24,962
American Honda Finance Corp. 2.50%-3.48% due 10/10-11/9/2001                                              25,000       24,947
Stadshypotek AB 3.44% due 10/22/2001 (3)                                                                  25,000       24,947
Walt Disney Co. 3.82% due 11/9/2001                                                                       25,000       24,893
Abbott Laboratories 3.44% due 10/23/2001 (3)                                                              21,800       21,752
Westpac Trust Securities NZ Ltd. 3.50% due 10/5/2001                                                      21,400       21,390
Bayer Corp. 3.49% due 10/11/2001 (3)                                                                      16,300       16,283
Rio Tinto America, Inc. 3.48% due 10/16/2001 (3)                                                          15,330       15,306
Abbey National North America 2.43%-3.38% due 10/24/2001                                                   15,000       14,975
UBS Finance (Delaware) Inc. 2.53% due 10/22/2001                                                          12,500       12,481
Novartis Finance Corp 3.45% due 10/10/2001 (3)                                                            10,500       10,490
Park Avenue Receivables Corp. 3.51% due 10/1/2001 (3)                                                      5,500        5,500

Federal Agency Discount Notes  -  3.22%
Federal Home Loan Banks 3.34%-3.59% due 10/5-11/23/2001                                                   87,646       87,526
Fannie Mae 2.20%-3.53% due 10/1-12/20/2001                                                                84,504       84,276
Freddie Mac 2.10%-3.59% due 10/2-12/20/2001                                                               65,300       65,222

U.S. Treasuries  -  0.37%
U.S. Treasury Bills 2.29%-3.155% due 12/13/2001                                                           27,700       27,568

Certificates of Deposit  -  0.20%
Societe Generale 3.52% due 10/1/2001                                                                      14,800       14,800

Non-U.S. Currency  -  0.04%
New Taiwanese Dollar                                                                              NT$     97,361        2,825

TOTAL SHORT-TERM SECURITIES (cost: $733,966,000)                                                                      733,797


TOTAL INVESTMENT SECURITIES (cost: $9,173,674,000)                                                                  7,381,525
Excess of payables over cash and receivables                                                                            6,104

NET ASSETS                                                                                                         $7,375,421

/1/ Non-income-producing security.
/2/ Represents an affiliated company as
defined under the Investment Company Act of 1940.
(3) Purchased in a private placement transaction;
resale may be limited to qualified institutional buyers;
    resale to the public may require registration.
(4) Valued under procedures established by the Board of Directors.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
PDR = Philippine Depositary Receipts

The descriptions of the companies shown in the portfolio, which were obtained from published reports and other sources believed to be reliable, Independent Auditors' Report.

See Notes to Financial Statements






Smallcap World Fund, Inc.                                                                               Percent
Investment Portfolio, September 30, 2001                                                                 of Net
                                                                                                         Assets


                                                                                                           1.23%
Equity Securities                                                                                            .73
(common and preferred stocks and convertible debentures)                                                     .59
                                                                                                             .49
SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  7.74%                                                                 .41
Semtech Corp. (USA) /1/                                                                                      .37
TriQuint Semiconductor, Inc. (USA) /1/                                                                       .33
Exar Corp. (USA) /1//2/                                                                                      .30
Micrel, Inc. (USA) /1/                                                                                       .30
Power Integrations, Inc. (USA) /1//2/                                                                        .30
Elantec Semiconductor, Inc. (USA) /1//2/                                                                     .28
Advanced Energy Industries, Inc. (USA) /1/                                                                   .26
ASM Pacific Technology Ltd. (Hong Kong)                                                                      .22
Faraday Technology Corp. (Taiwan) /2/
Cymer, Inc. (USA) /1/                                                                                        .21
Zarlink Semiconductor Inc. (Canada) /1/                                                                      .18
Vitesse Semiconductor Corp. (USA) /1/                                                                        .14
TranSwitch Corp. (USA) /1//2/                                                                                .13
MIPS Technologies, Inc., Class B (USA) /1//2/                                                                .12
MIPS Technologies, Inc., Class A /1//2/                                                                      .11
Microchip Technology Inc. (USA) /1/                                                                          .11
Brooks Automation, Inc. (USA) /1/                                                                            .11
Varian Semiconductor Equipment Associates, Inc. (USA) /1/                                                    .10
AXT, Inc. (USA) /1/                                                                                          .09
BE Semiconductor Industries, NV (Netherlands) /1/                                                            .08
ASAT Holdings Ltd. (ADR) (Hong Kong) /1/                                                                     .07
Fairchild Semiconductor Corp., Class A (USA) /1/                                                             .06
ASE Test Ltd. (Taiwan) /1/
Silicon Laboratories Inc. (USA) /1/                                                                          .06
Melexis NV (Belgium) /1/                                                                                     .06
LTX Corp. (USA) /1/                                                                                          .05
Zeevo, Inc., Series C, convertible preferred                                                                 .05
 (USA) /1//2/(3)(4)                                                                                          .05
Ando Electric Co., Ltd. (Japan) /1/                                                                          .04
Marvell Technology Group Ltd. (USA) /1/                                                                      .04
Multilink Technology Corp., Class A (USA) /1/                                                                .04
Axcelis Technologies, Inc. (USA) /1/                                                                         .02
Jenoptik AG (Germany)
S.O.I.TEC SA (France) /1/                                                                                    .01
MegaChips Corp. (Japan)
Lasertec Corp. (Japan)
ClearSpeed Technology Ltd. (formerly PixelFusion                                                            1.21
 Ltd.) (United Kingdom) /1/(3)(4)                                                                            .78
Power X Ltd. (United Kingdom) /1/(3)(4)                                                                      .65
                                                                                                             .39
HOTELS, RESTAURANTS & LEISURE  -  6.53%
Extended Stay America, Inc. (USA) /1//2/                                                                     .37
Cheesecake Factory Inc. (USA) /1/                                                                            .36
J D Wetherspoon PLC (United Kingdom)
Bally Total Fitness Holding Corp. (USA) /1/
P.F. Chang's China Bistro, Inc. (USA) /1//2/(3)                                                              .31
P.F. Chang's China Bistro, Inc. /1//2/                                                                       .30
Mandalay Resort Group (USA) /1/                                                                              .29
Boca Resorts, Inc., Class A (USA) /1/                                                                        .29
Boca Resorts, Inc., Class A, 1997 Series /1/(3)                                                              .28
Boca Resorts, Inc., Class A, 1999 Series /1/(3)                                                              .28
Triarc Companies, Inc., Class A (USA) /1/                                                                    .23
Orient-Express Hotels Ltd., Class A (USA) /1/                                                                .23
Vail Resorts, Inc. (USA) /1/                                                                                 .20
Anchor Gaming (USA) /1/                                                                                      .18
Ruby Tuesday, Inc. (USA)                                                                                     .05
Steak n Shake Co. (USA) /1//2/                                                                               .05
Mandarin Oriental International Ltd. (Hong Kong)                                                             .05
Luminar PLC (United Kingdom)
Elior (France)                                                                                               .03
NH Hoteles, SA (Spain) /1/
PizzaExpress PLC (United Kingdom)
Morton's Restaurant Group, Inc. (USA) /1//2/                                                                1.01
I T International Theatres Ltd. (Israel) /1/(3)(4)                                                           .48
I T International Theatres Ltd. /1/(4)                                                                       .37
                                                                                                             .32
MEDIA  -  6.41%                                                                                              .30
Westwood One, Inc. (USA) /1/                                                                                 .17
Fox Kids Europe NV (Netherlands) /1/
Ticketmaster, Class B (USA) /1/                                                                              .17
SBS Broadcasting SA (Luxembourg) /1//2/                                                                      .16
Alliance Atlantis Communications Inc., nonvoting, Class B (Canada) /1/                                       .15
Cumulus Media Inc., Class A (USA) /1/                                                                        .15
Village Roadshow Ltd. (Australia)                                                                            .14
Village Roadshow Ltd., Class A, 5.50% preferred                                                              .13
                                                                                             0               .13
Toei Animation Co., Ltd. (Japan)                                                                             .13
Mosaic Group Inc. (Canada) /1//2/                                                                            .13
Sanctuary Group PLC (United Kingdom)                                                                         .11
Corp. Interamericana de Entretenimiento,                                                                     .11
 SA de CV, Class B (Mexico) /1/
Austereo Group Ltd. (Australia) /1/                                                                          .11
Nasionale Pers Beperk, Class N (merged with                                                                  .11
 M-Web Holdings Ltd.) (South Africa)
Groupe AB SA (France) /1/                                                                                    .10
UnitedGlobalCom, Inc., Class A (USA) /1/
Information Holdings Inc. (USA) /1/                                                                          .10
Rural Press Ltd. (Australia)                                                                                 .10
NTV Broadcasting Co. (GDR) (Russia) /1/(3)(4)                                                                .09
BEC World PCL (Thailand)                                                                                     .09
CanWest Global Communications Corp. (Canada)                                                                 .09
CanWest Global Communications Corp., nonvoting, Class A                                                      .09
Astral Media Inc., Class A (Canada)                                                                          .08
Key3Media Group, Inc. (USA) /1/
Corus Entertainment Inc., nonvoting, Class B (Canada) /1/                                                    .08
PRIMEDIA Inc. (USA) /1/                                                                                      .08
Sportsworld Media Group PLC (United Kingdom) /1/                                                             .08
Emmis Communications Corp., Class A (USA) /1/                                                                .07
Lions Gate Entertainment Corp. (Canada) /1//2/                                                               .07
Lions Gate Entertainment Corp., USD denominated /1//2/
Crown Media Holdings, Inc., Class A (USA) /1/                                                                .07
MIH Ltd., Class A (South Africa) /1/                                                                         .06
Phoenix Satellite Television Holdings Ltd. (Hong Kong) /1/                                                   .06
MIH Holdings Ltd. (South Africa) /1/                                                                         .06
AVEX Inc. (Japan)                                                                                            .05
AVEX Inc., when-issued, expire 2001 /1/(4)                                                                   .05
HIT Entertainment PLC (United Kingdom)                                                                       .05
BKN International AG (Germany) /1//2/                                                                        .05
Globo Cabo SA, preferred nominative (ADR) (Brazil) /1/                                                       .05
VIVA Media AG (Germany) /1/                                                                                  .05
ITE Group PLC (United Kingdom) /2/                                                                           .04
Mondo TV SpA (Italy) /1/                                                                                     .04
SuperSport International Holdings Ltd. (South Africa)                                                        .04
IM Internationalmedia AG (Germany) /1/                                                                       .03
P4 Radio Hele Norge ASA (Norway) /2/                                                                         .03
Antenna TV SA (ADR) (Greece) /1/                                                                             .03
RG Capital Radio Ltd. (Australia)                                                                            .02
Carrere Group (France) /1/                                                                                   .02
NRJ (France)                                                                                                 .02
TNT-Teleset (GDR) (Russia) /1/(3)(4)                                                                         .02
Modalis Research Technologies, Inc. (USA) /1/(3)(4)                                                          .02
Constantin Film AG (Germany) /1/
StoryFirst Communications Inc., Class B,
convertible preferred (USA) /1/(3)(4)
DAS WERK AG (Germany) /1/
Roularta Media Group NV (Belgium)                                                                            .02
Austar United Communications Ltd. (Australia) /1/                                                            .01
Metro International SA, Class A (Sweden) /1/
Metro International SA, Class B /1/                                                                          .01
Metro International SA, Class B, USD denominated /1/                                                         .01
Metro International SA, Class A, USD denominated /1/                                                         .00
Incisive Media PLC (United Kingdom) /1/                                                                      .00
Photobition Group PLC (United Kingdom) /2/
Photobition Group PLC /2/(3)                                                                                 .00
Television Eighteen Ltd. (India)
BAC Majestic (France) /1/
Impresa SGPS, SA (Portugal) /1/                                                                             1.17
InternetStudios.com, Inc. (USA) /1//2/(3)(4)                                                                 .35
InternetStudios.com, Inc. /1//2/(3)                                                                          .34
                                                                                                             .34
INTERNET SOFTWARE & SERVICES  -  5.31%                                                                       .29
EarthLink, Inc. (USA) /1/                                                                                    .29
DoubleClick Inc. (USA) /1/                                                                                   .28
Retek Inc. (USA) /1/                                                                                         .24
Hotel Reservations Network, Inc., Class A (USA) /1/                                                          .20
CNET Networks, Inc. (USA) /1/                                                                                .20
SonicWALL, Inc. (USA) /1/                                                                                    .19
webMethods, Inc. (USA) /1//2/                                                                                .16
BridgeSpan, Inc., Series B, convertible                                                                      .13
 preferred (USA) /1//2/(3)(4)
Expedia, Inc., Class A (USA) /1/                                                                             .12
Travelocity.com Inc. (USA) /1/                                                                               .12
HotJobs.com, Ltd. (USA) /1//2/                                                                               .11
MatrixOne, Inc. (USA) /1/                                                                                    .08
SmartForce PLC (ADR) (Ireland) /1/                                                                           .08
NetRatings, Inc. (USA) /1/                                                                                   .07
America Online Latin America, Inc., Class A (USA) /1/                                                        .07
DigitalThink, Inc. (USA) /1/                                                                                 .06
TriZetto(r) Group, Inc. (USA) /1/                                                                              .06
Orbiscom Ltd. (Ireland) /1/(3)(4)                                                                            .05
GoTo.com, Inc. (USA) /1/                                                                                     .05
EventSource.com, Inc., Series B, convertible                                                                 .05
 preferred (USA) /1/(3)(4)
Netegrity, Inc. (USA) /1/                                                                                    .04
Selectica, Inc. (USA) /1/                                                                                    .04
NCsoft Corp. (South Korea) /1/                                                                               .03
WEB.DE AG (Germany) /1/                                                                                      .02
InterCept Group, Inc. (USA) /1/                                                                              .02
Digitas Inc. (USA) /1/                                                                                       .02
Internet Security Systems, Inc. (USA) /1/                                                                    .02
VIA NET.WORKS, Inc. (USA) /1/                                                                                .01
Corillian Corp. (USA) /1/                                                                                    .01
Meet World Trade (formerly MeetChina.com),                                                                   .00
 Series C, convertible preferred (USA)/1/(3)(4)
Commerx, Inc., Series B, convertible
preferred (USA) /1/(3)(4)
Parthus Technologies PLC (Ireland) /1/
Autobytel Inc. (formerly autobytel.com inc.) (USA) /1/                                                       .77
GFT Technologies AG (Germany) /1/                                                                            .69
Scandinavia Online AB (Sweden) /1/                                                                           .49

BIOTECHNOLOGY  -  5.29%                                                                                      .37
ImClone Systems Inc. (USA) /1/
IDEXX Laboratories, Inc. (USA) /1//2/                                                                        .37
ILEX Oncology, Inc. (USA) /1//2/                                                                             .35
OSI Pharmaceuticals, Inc. (USA) /1/                                                                          .32
OSI Pharmaceuticals, Inc. /1/(3)                                                                             .27
XOMA Ltd. (USA) /1/(3)                                                                                       .24
XOMA Ltd. /1/
Aviron (USA) /1/                                                                                             .22
Protein Design Labs, Inc. (USA) /1/                                                                          .21
Digene Corp. (USA) /1/                                                                                       .19
Neurocrine Biosciences, Inc. (USA) /1/                                                                       .12
United Therapeutics Corp. (USA) /1//2/(3)                                                                    .12
United Therapeutics Corp. /1//2/                                                                             .10
Q-Med AB (Sweden) /1/                                                                                        .09
Avigen, Inc. (USA) /1//2/                                                                                    .09
Invitrogen Corp. (USA) /1/                                                                                   .06
Cephalon, Inc. (USA) /1/                                                                                     .06
Amylin Pharmaceuticals, Inc. (USA) /1/(3)                                                                    .05
Vical Inc. (USA) /1/                                                                                         .04
Corixa Corp. (USA) /1/                                                                                       .04
CuraGen Corp. (USA) /1/                                                                                      .02
Cambridge Antibody Technology Group PLC (United Kingdom) /1/                                                 .01
Medarex, Inc. (USA) /1/
Control Delivery Systems Inc., Series A,
convertible preferred (USA) /1/(3)(4)
Neurobiological Technologies, Inc. (USA) /1/(3)                                                             1.10
Forbes Medi-Tech Inc. (Canada) /1/                                                                           .94
Genetronics Biomedical Corp. (USA) /1//2/                                                                    .49
                                                                                                             .37
SPECIALTY RETAIL  -  4.71%                                                                                   .28
Michaels Stores, Inc. (USA) /1//2/                                                                           .26
JJB Sports PLC (United Kingdom)                                                                              .19
DFS Furniture Co. PLC (United Kingdom) /2/                                                                   .17
KOMERI Co., Ltd. (Japan)                                                                                     .17
Big Lots, Inc. (formerly Consolidated                                                                        .13
Stores Corp.) (USA) /1/
Circuit City Stores, Inc. - CarMax Group (USA) /1/                                                           .10
Claire's Stores, Inc. (USA)                                                                                  .10
Zale Corp. (USA) /1/                                                                                         .09
Payless ShoeSource, Inc. (USA) /1/                                                                           .09
Giordano International Ltd. (Hong Kong)                                                                      .07
Too, Inc. (USA) /1/                                                                                          .06
Sharper Image Corp. (USA) /1//2/                                                                             .04
Esprit Holdings Ltd. (Hong Kong)                                                                             .03
Whitehall Jewellers, Inc. (USA) /1/
Williams-Sonoma, Inc. (USA) /1/                                                                              .03
Chico's FAS, Inc. (USA) /1/
Homac Corp. (Japan)
Arcadia Group PLC (United Kingdom) /1/
Restoration Hardware, Inc. (USA) /1/                                                                         .44
Restoration Hardware, Inc. /1/(3)                                                                            .38
                                                                                                             .37
ELECTRONIC EQUIPMENT & INSTRUMENTS  -  4.29%                                                                 .35
Venture Manufacturing (Singapore) Ltd (Singapore)                                                            .33
Venture Manufacturing (Singapore) Ltd. (3)                                                                   .31
DSP Group, Inc. (USA) /1//2/                                                                                 .31
Rogers Corp. (USA) /1//2/                                                                                    .27
Orbotech Ltd. (Israel) /1/                                                                                   .23
DDi Corp. (USA) /1//2/                                                                                       .21
Omni Industries Ltd. (Singapore) (4)                                                                         .18
Trimble Navigation Ltd. (USA) /1//2/
Vaisala Oyj, Class A (Finland)                                                                               .17
Newport Corp. (USA)                                                                                          .16
Tohoku Pioneer Corp. (Japan)                                                                                 .14
Flextronics International Ltd. (Singapore) /1/                                                               .12
Micronic Laser Systems AB (Sweden) /1//2/                                                                    .08
Micronic Laser Systems AB /1//2/(3)                                                                          .08
National Instruments Corp. (USA) /1/                                                                         .05
Keithley Instruments, Inc. (USA)
Hana Microelectronics PCL (Thailand) /2/                                                                     .04
Perlos Oyj (Finland)                                                                                         .03
Hankuk Electric Glass Co., Ltd. (South Korea)                                                                .02
Merix Corp. (USA) /1/                                                                                        .01
QPL International Holdings Ltd. (Hong Kong) /1/                                                              .01
QPL International Holdings Ltd., warrants, expire 2004 /1/                                                   .00
Pan Jit International Inc. (Taiwan)                                                                          .00
Yamaichi Electronics Co., Ltd. (Japan)
Tandberg Television AS (Norway) /1/
Robotic Technology Systems PLC (United Kingdom) /1/                                                          .67
AimGlobal Technologies Co. Inc. (Canada) /1//2/                                                              .51
vi[z]rt (Israel) /1/                                                                                         .32
                                                                                                             .32
COMMERCIAL SERVICES & SUPPLIES  -  4.27%                                                                     .29
Education Management Corp. (USA) /1//2/                                                                      .28
ChoicePoint Inc. (USA) /1/                                                                                   .26
Arbitron Inc. (USA) /1/                                                                                      .15
Tetra Tech, Inc. (USA) /1/                                                                                   .15
Group 4 Falck A/S (Denmark)                                                                                  .13
MemberWorks Inc. (USA) /1//2/                                                                                .13
Career Education Corp. (USA) /1/                                                                             .11
Ionics, Inc. (USA) /1/                                                                                       .10
CoStar Group, Inc. (USA) /1/
Informatics Holdings Ltd. (Singapore) /2/
Gunnebo AB (Sweden)                                                                                          .10
ZOOTS, Series B, convertible preferred (USA) /1//2/(3)(4)                                                    .09
PSD Group PLC (United Kingdom) /2/                                                                           .09
Corporate Services Group PLC, 7.50% convertible                                                              .07
 debentures 2005 (United Kingdom)
Corporate Services Group PLC /1/(3)                                                                          .07
Corporate Services Group PLC /1/                                                                             .06
DIS Deutscher Industrie Service AG (Germany)                                                                 .06
Robert Walters PLC (United Kingdom) /2/                                                                      .06
MITIE Group PLC (United Kingdom)                                                                             .05
Duratek, Inc. (USA) /1/                                                                                      .04
Michael Page International PLC (United Kingdom)                                                              .04
Stericycle, Inc. (USA) /1/                                                                                   .04
Resources Connection, Inc. (USA) /1/                                                                         .03
Reliance Security Group PLC (United Kingdom)                                                                 .02
Art'e SpA (Italy) /1/                                                                                        .01
POOLiA AB, Class B (Sweden)                                                                                  .01
ALTEN SA (France) /1/                                                                                        .01
Oslo Bors Holding ASA (Norway) /1/(3)
Proffice AB, Class B (Sweden)
MDC Communications Corp., Class A (Canada) /1/                                                               .53
StepStone ASA (Norway) /1/                                                                                   .30
D Interactive (France) /1/                                                                                   .26
                                                                                                             .22
SOFTWARE  -  3.89%                                                                                           .20
HNC Software Inc. (USA) /1//2/                                                                               .17
Macromedia, Inc. (USA) /1/                                                                                   .15
Documentum, Inc. (USA) /1//2/                                                                                .14
Aspen Technology, Inc. (USA) /1//2/                                                                          .14
Micromuse Inc. (USA) /1/                                                                                     .14
MMC AS (Norway) /1/(3)(4)                                                                                    .13
Cognos Inc. (Canada) /1/                                                                                     .12
Radiant Systems, Inc. (USA) /1/                                                                              .11
i2 Technologies, Inc. (USA) /1/                                                                              .11
diCarta, Series C, convertible preferred (USA) /1//2/(3)(4)                                                  .10
Autonomy Corp. PLC (United Kingdom) /1/                                                                      .09
NetIQ Corp. (USA) /1/                                                                                        .08
Embarcadero Technologies, Inc. (USA) /1/
Quest Software, Inc. (USA) /1/                                                                               .08
Creo Products Inc. (Canada) /1/                                                                              .08
Mentor Graphics Corp. (USA) /1/                                                                              .07
OPNET Technologies, Inc. (USA) /1//2/                                                                        .06
Telelogic AB (Sweden) /1//2/                                                                                 .06
Telelogic AB, new /1//2/                                                                                     .05
Infoteria Corp. (Japan) /1//2/(3)(4)                                                                         .04
Sectra AB, Class B (Sweden)                                                                                  .04
Verisity Ltd. (Israel) /1/                                                                                   .04
J.D. Edwards & Co. (USA) /1/                                                                                 .04
NetScreen Technologies, Inc., Series F,                                                                      .04
convertible preferred (USA) /1/(3)(4)
Polaris Software Lab Ltd. (India) /2/                                                                        .04
RADWARE Ltd. (Israel) /1/                                                                                    .03
Monterey Design Systems Inc., Series E,                                                                      .03
convertible preferred (USA) /1/(3)(4)
Ubizen (Belgium) /1/                                                                                         .03
TIBCO Software Inc. (USA) /1/                                                                                .03
Innovation Group PLC (United Kingdom) /1/                                                                    .03
AIT Group PLC (United Kingdom)
TECMO, Ltd. (Japan)                                                                                          .03
Ubi Soft Entertainment SA (France) /1/                                                                       .02
HPL Technologies, Inc. (USA) /1/                                                                             .02
Tecnomatix Technologies Ltd. (Israel) /1/                                                                    .01
Baltimore Technologies PLC (United Kingdom) /1/                                                              .01
Baltimore Technologies PLC (ADR) /1/                                                                         .01
Aldata Solution Oyj (Finland) /1/                                                                            .01
ACCESS Co., Ltd. (Japan) /1/                                                                                 .00
SuSE Linux AG (Germany) /1//2/(3)(4)                                                                         .00
Technology Nexus AB (Sweden) /1/
patsystems PLC (United Kingdom) /1/
Stonesoft Oyj (Finland) /1/                                                                                 1.23
M2S Sverige AB, Class B (Sweden) /1/                                                                         .77
Orad Hi-Tec Systems Ltd. (Israel) /1/
                                                                                                             .34
HEALTH CARE PROVIDERS & SERVICES  -  3.08%                                                                   .24
Triad Hospitals, Inc. (acquired Quorum                                                                       .22
 Health Group, Inc.) (USA) /1/
Service Corp. International (USA) /1/                                                                        .13
Rhon-Klinikum AG, nonvoting preferred (Germany)                                                              .11
Rhon-Klinikum AG                                                                                             .04
LifePoint Hospitals, Inc. (USA) /1/
ICON PLC (ADR) (Ireland) /1/
Capio AB (Sweden) /1/                                                                                        .57
AmSurg Corp. (USA) /1/                                                                                       .51
Professional Detailing, Inc. (USA) /1/                                                                       .42
                                                                                                             .42
PHARMACEUTICALS  -  3.04%                                                                                    .38
Scios Inc. (USA) /1//2/                                                                                      .25
CIMA LABS INC. (USA) /1/                                                                                     .17
Medicis Pharmaceutical Corp., Class A (USA) /1/                                                              .15
InterMune Inc. (formerly InterMune                                                                           .08
Pharmaceuticals, Inc.) (USA) /1/
NPS Pharmaceuticals, Inc. (USA) /1/
Adolor Corp. (USA) /1/                                                                                       .05
Salix Pharmaceuticals, Ltd. (USA) /1//2/(3)
Inspire Pharmaceuticals, Inc. (USA) /1/                                                                      .04
Cellegy Pharmaceuticals, Inc. (USA) /1/(3)
Generex Biotechnology Corp. (USA) /1//2/(3)                                                                  .00
Generex Biotechnology Corp., warrants,
expire 2005 /1//2/(3)(4)
NexMed, Inc. (USA) /1/(3)
NexMed, Inc., warrants, expire 2002 /1/(3)(4)                                                                .78
SuperGen, Inc., warrants, expire 2002 (USA) /1/(3)(4)                                                        .67
SuperGen, Inc., warrants, expire 2002  /1/(4)                                                                .32
                                                                                                             .27
CHEMICALS  -  2.75%                                                                                          .22
OM Group, Inc. (USA)                                                                                         .21
Cambrex Corp. (USA) /2/                                                                                      .15
Ferro Corp. (USA)                                                                                            .07
SPARTECH Corp. (USA)                                                                                         .06
Georgia Gulf Corp. (USA)
Asian Paints (India) Ltd. (India)
Valspar Corp. (USA)
National Petrochemical PCL (Thailand) /1/
Crompton Corp. (USA)                                                                                         .36
                                                                                                             .32
OIL & GAS  -  2.20%
Western Oil Sands Inc. (Canada) /1//2/(3)                                                                    .28
Western Oil Sands Inc., Class B,                                                                             .24
nonvoting convertible preferred /1//2/(3)(4)
Western Oil Sands Inc. /1//2/                                                                                .22
Newfield Exploration Co. (USA) /1/                                                                           .14
Tullow Oil PLC (United Kingdom) /1/(3)
Tullow Oil PLC /1/                                                                                           .13
Cairn Energy PLC (United Kingdom) /1/                                                                        .11
International Energy Group Ltd. (United Kingdom) /2/                                                         .10
Encore Acquisition Co. (USA) /1/
Ivanhoe Energy Inc. (Canada) /1/                                                                             .08
Ivanhoe Energy Inc., warrants, expire 2002 /1/(4)
Paladin Resources NL (United Kingdom) /1//2/
Novus Petroleum Ltd. (Australia) /1/                                                                         .08
Sibir Energy PLC, 15.00% convertible                                                                         .07
debentures 2002 (United Kingdom)
Sibir Energy PLC /1/                                                                                         .05
Oil Search Ltd., 9.00% convertible                                                                           .02
preferred 2003 (Australia)
Oil Search Ltd. /1/
Oil Search Ltd. /1/(3)
Pogo Producing Co. (USA)                                                                                     .47
Paramount Resources Ltd. (Canada) /1/                                                                        .28
Bharat Petroleum Corp. Ltd. (India)                                                                          .27
                                                                                                             .25
DIVERSIFIED FINANCIALS  -  2.07%                                                                             .22
Nissin Co., Ltd. (Japan) /2/                                                                                 .21
Corp. Financiera Alba, SA (Spain)                                                                            .18
Federal Agricultural Mortgage Corp., Class C (USA) /1/                                                       .16
Metris Companies Inc. (USA)                                                                                  .03
OM AB (formerly OM Gruppen AB) (Sweden)
American Capital Strategies, Ltd. (USA)
Housing Development Finance Corp. Ltd. (India)                                                               .62
Singapore Exchange Ltd. (Singapore)                                                                          .22
Medallion Financial Corp. (USA)                                                                              .19
                                                                                                             .17
COMMUNICATIONS EQUIPMENT  -  2.04%                                                                           .12
Black Box Corp. (USA) /1//2/                                                                                 .11
New Focus, Inc. (USA) /1//2/                                                                                 .11
Ixia (USA) /1/                                                                                               .11
Stratos Lightwave, Inc. (USA) /1//2/                                                                         .08
Finisar Corp. (USA) /1/                                                                                      .07
Datacraft Asia Ltd (Singapore)                                                                               .06
Filtronic PLC (United Kingdom)                                                                               .05
Cambridge Silicon Radio, Series II, convertible                                                              .04
 preferred (United Kingdom) /1/(3)(4)
Avanex Corp. (USA) /1/                                                                                       .03
Advanced Fibre Communications, Inc. (USA) /1/                                                                .03
AudioCodes Ltd. (Israel) /1//2/                                                                              .03
Optical Communication Products, Inc., Class A (USA) /1/                                                        -
ITG Group PLC (Ireland) /1/
ADVA AG Optical Networking (Germany) /1/
Gilat Satellite Networks Ltd. (Israel) /1/
SwitchCore AB (Sweden) /1/                                                                                   .54
Himachal Futuristic Communications Ltd. (India) /1/                                                          .35
                                                                                                             .25
BEVERAGES  -  1.85%                                                                                          .20
BRL Hardy Ltd. (Australia)  /2/                                                                              .18
BRL Hardy Ltd., rights, expire 2001 /1//2/                                                                   .17
Cott Corp. (Canada) /1/                                                                                      .08
Robert Mondavi Corp., Class A (USA) /1/                                                                      .04
Mikuni Coca-Cola Bottling Co., Ltd. (Japan)                                                                  .02
Coca-Cola Central Japan Co., Ltd. (formerly                                                                  .02
Chukyo Coca-Cola Bottling Co., Ltd.) (Japan) /1/
Coca-Cola West Japan Co. Ltd. (Japan)
Quilmes Industrial SA, Class B (ADR) (Argentina)
Petaluma Ltd. (Australia)                                                                                    .41
AL-Ahram Beverages Co. (GDR) (Egypt) /1/(3)                                                                  .20
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)
                                                                                                             .20
HEALTH CARE EQUIPMENT & SUPPLIES  -  1.63%                                                                   .17
Lumenis Ltd. (Israel) /1/                                                                                    .15
Integra LifeSciences Holdings Corp. (USA) /1/                                                                .13
Caliper Technologies Corp. (USA) /1//2/                                                                      .10
Caliper Technologies Corp. /1//2/(3)                                                                         .09
Aspect Medical Systems, Inc. (USA) /1//2/                                                                    .06
American Medical Systems Holdings, Inc. (USA) /1/                                                            .05
Coloplast A/S, Class B (Denmark)                                                                             .04
Sulzer Medica Ltd (Switzerland)                                                                              .02
Transgenomic, Inc. (USA) /1/                                                                                 .01
Mentor Corp. (USA)
TriPath Imaging, Inc. (USA) /1/                                                                              .00
JEOL Ltd. (Japan)
Biacore International AB (Sweden) /1/
Vision-Sciences, Inc. (USA) /1/                                                                             1.38
HemaSure Inc. (USA) /1/(3)(4)                                                                                .25
HemaSure Inc. /1/(3)                                                                                         .00

INSURANCE  -  1.63%
Arthur J. Gallagher & Co. (USA)                                                                              .36
HCC Insurance Holdings, Inc. (USA)                                                                           .25
Independent Insurance Group PLC (United Kingdom) /2/(4)                                                      .20
                                                                                                             .20
BANKS  -  1.61%                                                                                              .17
Fulton Financial Corp. (USA)                                                                                 .10
Hudson United Bancorp (USA)                                                                                  .09
Citizens Banking Corp. (USA)                                                                                 .07
UMB Financial Corp. (USA)                                                                                    .06
ICICI Bank Ltd. (India)                                                                                      .05
FirstFed Financial Corp. (USA) /1/                                                                           .04
West Coast Bancorp (USA)                                                                                     .02
Pacific Capital Bancorp (USA)
JCG Holdings Ltd. (Hong Kong)
Cathay Bancorp, Inc. (USA)                                                                                   .38
City National Corp. (USA)                                                                                    .27
Grupo Financiero Galicia SA, Class B (ADR) (Argentina)                                                       .23
                                                                                                             .15
REAL ESTATE  -  1.31%                                                                                        .14
Newhall Land and Farming Co. (USA)                                                                           .09
Cadiz Inc. (USA) /1//2/                                                                                      .05
Anthracite Capital, Inc. (USA)
Unibail (France)
Castellum AB (Sweden)                                                                                        .31
Annaly Mortgage Management, Inc. (USA)
Sponda Oyj (Finland)                                                                                         .22
                                                                                                             .17
WIRELESS TELECOMMUNICATION SERVICES  -  1.26%
Tele Centro Oeste Celular Participacoes SA,                                                                  .16
preferred nominative (ADR) (Brazil)
GLOBE TELECOM, Inc. (Philippines) /1/                                                                        .14
GLOBE TELECOM, Inc. (PDR) /1/ (3)                                                                            .07
Total Access Communication PCL (Thailand) /1/                                                                .07
Tele Celular Sul Participacoes SA,                                                                           .06
preferred nominative (ADR) (Brazil)
Tele Celular Sul Participacoes SA, ordinary nominative                                                       .03
Tele Nordeste Celular Participacoes SA,                                                                      .03
preferred nominative (ADR) (Brazil)
Tele Norte Celular Participacoes SA,
preferred nominative (ADR) (Brazil)
Telemig Celular Participacoes SA,
preferred nominative (ADR) (Brazil)
Tele Leste Celular Participacoes SA,                                                                         .52
 preferred nominative (ADR) (Brazil) /1/
iTouch PLC (United Kingdom) /1/                                                                              .20
M-Cell Ltd. (South Africa)                                                                                   .19
                                                                                                             .10
TRANSPORTATION INFRASTRUCTURE  -  1.12%                                                                      .08
SembCorp Logistics Ltd. (Singapore)                                                                          .03
Jiangsu Expressway Co. Ltd., Class H (China)
Zhejiang Expressway Co. Ltd., Class H (China)
International Container Terminal Services,                                                                   .29
Inc., 1.75% convertible debentures 2004 (Philippines) (3)
Grupo Aeroportuario del Sureste, SA de CV,                                                                   .24
 Class B (ADR) (Mexico) /1/
New World Infrastructure Ltd. (Hong Kong)                                                                    .18

ELECTRICAL EQUIPMENT  -  1.07%                                                                               .17
Wilson Greatbatch Technologies, Inc. (USA) /1/                                                               .09
Littelfuse, Inc. (USA) /1/                                                                                   .06
LG Cable Ltd. (South Korea)                                                                                  .03
Kingboard Chemical Holdings Ltd. (Hong Kong) /2/                                                             .01
Kingboard Chemical Holdings Ltd., warrants,
 expire 2003 /1//2/
Citizen Electronics Co., Ltd. (Japan)
C&D Technologies, Inc. (USA)                                                                                 .47
Digital Electronics Corp. (Japan)                                                                            .26
Integrated Production and Test Engineering (Belgium) /1/                                                     .06
                                                                                                             .06
IT CONSULTING & SERVICES  -  0.98%                                                                           .04
Titan Corp. (USA) /1/                                                                                        .04
NEC Soft, Ltd. (Japan)                                                                                       .02
AU-System AB (Sweden) /1//2/                                                                                 .02
HiQ International AB (Sweden) /2/
Lynx Group PLC (United Kingdom)                                                                              .01
Alphameric PLC (United Kingdom)
Hughes Software Systems Ltd. (India)
Enea Data AB (Sweden)                                                                                        .42
Brime Technologies (France) /1/
Brime Technologies, warrants, expire 2002 /1/                                                                .17
                                                                                                             .11
METALS & MINING  -  0.93%                                                                                    .10
Hoganas AB, Class B (Sweden)                                                                                 .05
Gabriel Resources Ltd. (Canada) /1//2/
Gabriel Resources Ltd. /1//2/(3)(4)                                                                          .05
SGL Carbon AG (Germany) /1/
Aur Resources Inc. (Canada) /1/                                                                              .01
First Quantum Minerals Ltd. (Canada) /1//2/                                                                  .01
Minmet PLC (Ireland) /1/(3)                                                                                  .01
Minmet PLC /1/                                                                                               .00
Avocet Mining PLC (United Kingdom) /1//2/(3)
Avocet Mining PLC /1//2/
Thistle Mining Inc. (Canada) /1//2/                                                                          .47
Arcon International Resources PLC (Ireland) /1/                                                              .20
Bema Gold Corp., warrants, expire 2001                                                                       .08
 (Canada) /1/(3)(4)
                                                                                                             .06
INTERNET & CATALOG RETAIL  -  0.81%
School Specialty, Inc. (USA) /1//2/
dELiA*s Corp., Class A (USA) /1//2/                                                                          .56
Internet Auction Co. Ltd. (South Korea) /1/                                                                  .11
RedEnvelope, Inc., Series E, convertible                                                                     .11
 preferred (USA) /1//2/(3)(4)
                                                                                                             .02
FOOD & DRUG RETAILING  -  0.80%
Performance Food Group Co. (USA) /1/
Jean Coutu Group (PJC) Inc., Class A (Canada)                                                                .33
Whole Foods Market, Inc. (USA) /1/                                                                           .17
Migros Turk TAS (Turkey)                                                                                     .14
                                                                                                             .11
FOOD PRODUCTS  -  0.75%
IAWS Group PLC (Ireland)
Hain Celestial Group, Inc. (USA) /1/                                                                         .30
Cheil Jedang Corp. (South Korea)                                                                             .20
PT Indofood Sukses Makmur Tbk (Indonesia)                                                                    .11
                                                                                                             .06
ENERGY EQUIPMENT & SERVICES  -  0.67%
Newpark Resources, Inc. (USA) /1/
Rowan Companies, Inc. (USA) /1/                                                                              .22
Enerflex Systems Ltd. (Canada)                                                                               .10
Hydril Co. (USA) /1/                                                                                         .08
                                                                                                             .08
COMPUTERS & PERIPHERALS  -  0.66%                                                                            .07
O2Micro International Ltd. (USA) /1/                                                                         .06
C Technologies AB (Sweden) /1//2/                                                                            .03
Opticom ASA (Norway) /1/                                                                                     .01
Pinnacle Systems, Inc. (USA) /1/                                                                             .01
Computer Access Technology Corp. (USA) /1//2/                                                                  -
Psion PLC (United Kingdom)
Sotec Co. Ltd. (Japan) (3)
Kyoden Co., Ltd. (Japan)                                                                                     .17
LPKF Laser & Electronics AG (Germany)                                                                        .17
Universal Scientific Industrial Co., Ltd. (Taiwan)                                                           .16
                                                                                                             .05
HOUSEHOLD DURABLES  -  0.55%
Fisher & Paykel Industries Ltd. (New Zealand)
Palm Harbor Homes, Inc. (USA) /1/                                                                            .13
Ekornes ASA (Norway)                                                                                         .09
Techtronic Industries Co. Ltd. (Hong Kong)                                                                   .09
                                                                                                             .08
DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.50%                                                             .07
Sigma Networks, Series C, convertible                                                                        .02
preferred (USA) /1/(3)(4)
Perusahaan Perseroan (Persero) PT Indonesian                                                                 .01
 Satellite Corp. Tbk (ADR) (Indonesia)
Multiplex, Inc., Series C, convertible                                                                       .01
preferred (USA) /1/(3)(4)
Cable Satisfaction International Inc.,                                                                       .00
 Class A (Canada) /1/
Cogent Communications, Inc., Series B,                                                                       .00
 convertible preferred (USA) /1/ (3) (4)
Global Light Telecommunications Inc. (Canada) /1/                                                              -
CESKE RADIOKOMUNIKACE, AS (GDR) (Czech Republic) (3)
CoreExpress, Inc., Series C, convertible
 preferred (USA) /1/(3)(4)
Focal Communications Corp. (USA) /1/                                                                         .27
Highpoint Telecommunications Inc. (Canada) /1/                                                               .14
Enitel ASA, warrants, expire 2004 (Norway) /1/(4)                                                            .03
                                                                                                             .02
MACHINERY  -  0.46%                                                                                          .00
Miura Co., Ltd. (Japan)
Yushin Precision Equipment Co., Ltd. (Japan)
LTG Technologies PLC (United Kingdom) /1/                                                                    .45
JOT Automation Group Oyj (Finland)
THK Co., Ltd. (Japan)
                                                                                                             .21
AEROSPACE & DEFENSE  -  0.45%                                                                                .12
Mercury Computer Systems, Inc. (USA) /1/

MARINE  -  0.33%                                                                                             .30
Neptune Orient Lines Ltd. (Singapore) /1/
Tsakos Energy Navigation Ltd. ASA
(formerly MIF Ltd.) (Norway) /1//2/
                                                                                                             .12
CONSTRUCTION & ENGINEERING  -  0.30%                                                                         .08
Kyowa Exeo Corp. (Japan)                                                                                     .05
                                                                                                             .05
AUTO COMPONENTS  -  0.30%
Midas, Inc. (USA) /2/
Koito Manufacturing Co., Ltd. (Japan)
Exedy Corp. (Japan)                                                                                          .19
NOK Corp. (Japan)                                                                                            .08

ROAD & RAIL  -  0.27%
RailAmerica, Inc. (USA) /1/(3)                                                                               .16
RailAmerica, Inc. /1/                                                                                        .09
C.H. Robinson Worldwide, Inc. (USA)                                                                          .01

PAPER & FOREST PRODUCTS  -  0.26%
M-real Oyj (formerly Metsa-Serla Oyj), Class B (Finland)                                                     .18
Sumitomo Forestry Co., Ltd. (Japan)                                                                          .18
PT Indah Kiat Pulp & Paper Corp. Tbk (Indonesia) /1/                                                         .16
                                                                                                             .16
OTHER INDUSTRIES  -  1.87%                                                                                   .12
Aderans Co. Ltd. (Japan)                                                                                     .11
Intertape Polymer Group Inc. (Canada) /1/ /2/                                                                .09
Phillips-Van Heusen Corp. (USA)                                                                              .09
MEDION AG (Germany)
Geberit AG (Switzerland)                                                                                     .08
Ratchaburi Electricity Generating                                                                            .08
 Holding PCL (Thailand) /1/
Dillard's, Inc., Class A (USA)                                                                               .08
Kumgang Korea Chemical Co., Ltd. (South Korea)                                                               .08
Bajaj Auto Ltd. (India)                                                                                      .07
Bajaj Auto Ltd. (GDR)                                                                                        .06
Concord Camera Corp. (USA) /1//2/                                                                            .06
Puerto Rican Cement Co., Inc. (USA)                                                                          .06
Grupo Auxiliar Metalurgico, SA (Spain) /1/
SkyWest, Inc. (USA)                                                                                          .05
Zebra Technologies Corp., Class A (USA) /1/                                                                  .04
BriteSmile, Inc. (USA) /1/(3)
Gladstone Capital Corp. (USA) /1/                                                                            .04
Sixt AG (Germany)                                                                                            .02
Sixt AG, nonvoting preferred                                                                                 .02
Atlas Air Worldwide Holdings, Inc. (USA) /1/                                                                 .02
Mahindra & Mahindra Ltd. (GDR) (India)                                                                       .02
Mahindra & Mahindra Ltd.
Sabate Diosos SA (France) /1/
Keppel Telecommunications &                                                                                 4.14
Transportation Ltd. (Singapore)
EUROBIKE AG (Germany) /2/                                                                                  90.13
African Lakes PLC (United Kingdom) /1//2/

MISCELLANEOUS  -  4.14%
Other equity securities in initial                                                                      Percent
period of acquisition
TOTAL EQUITY SECURITIES (cost: $8,439,708,000)                                                           of Net
                                                                                                         Assets



                                                                                                            .80%
Short-Term Securities                                                                                        .67
                                                                                                             .54
Corporate Short-Term Notes  -  6.12%                                                                         .48
Verizon Network Funding Corp. 2.90% due 10/19/2001                                                           .34
Verizon Global Funding Corp. 3.47% due 10/2/2001                                                             .34
Danske Corp. Inc. 2.40%-3.63% due 10/9-11/27/2001                                                            .34
Monte Rosa Capital Corp. 2.60%-3.52%                                                                         .34
 due 10/4-10/22/2001 (3)
Spintab Swedmortgage AB 3.45%-3.48% due 10/16/2001                                                           .34
CBA (Delaware) Finance Inc. 3.51% due 10/4/2001                                                              .34
Export Development Corp. 3.40% due 10/15/2001                                                                .29
Electricite de France 2.90% due 10/19/2001                                                                   .29
American Honda Finance Corp. 2.50%-3.48%                                                                     .22
 due 10/10-11/9/2001
Stadshypotek AB 3.44% due 10/22/2001 (3)                                                                     .21
Walt Disney Co. 3.82% due 11/9/2001                                                                          .20
Abbott Laboratories 3.44% due 10/23/2001 (3)                                                                 .17
Westpac Trust Securities NZ Ltd. 3.50% due 10/5/2001                                                         .14
Bayer Corp. 3.49% due 10/11/2001 (3)                                                                         .07
Rio Tinto America, Inc. 3.48% due 10/16/2001 (3)
Abbey National North America 2.43%-3.38% due 10/24/2001
UBS Finance (Delaware) Inc. 2.53% due 10/22/2001                                                            1.19
Novartis Finance Corp 3.45% due 10/10/2001 (3)                                                              1.14
Park Avenue Receivables Corp. 3.51% due 10/1/2001 (3)                                                        .89

Federal Agency Discount Notes  -  3.22%
Federal Home Loan Banks 3.34%-3.59% due 10/5-11/23/2001                                                      .37
Fannie Mae 2.20%-3.53% due 10/1-12/20/2001
Freddie Mac 2.10%-3.59% due 10/2-12/20/2001
                                                                                                             .20
U.S. Treasuries  -  0.37%
U.S. Treasury Bills 2.29%-3.155% due 12/13/2001
                                                                                                             .04
Certificates of Deposit  -  0.20%
Societe Generale 3.52% due 10/1/2001                                                                        9.95

Non-U.S. Currency  -  0.04%
New Taiwanese Dollar                                                                                      100.08
                                                                                                             .08
TOTAL SHORT-TERM SECURITIES (cost: $733,966,000)
                                                                                                         100.00%

TOTAL INVESTMENT SECURITIES (cost: $9,173,674,000)
Excess of payables over cash and receivables

NET ASSETS

/1/ Non-income-producing security.
/2/ Represents an affiliated company as
defined under the Investment Company Act of 1940.
(3) Purchased in a private placement transaction;
resale may be limited to qualified institutional buyers;
    resale to the public may require registration.
(4) Valued under procedures established by the Board of Directors.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
PDR = Philippine Depositary Receipts

The descriptions of the companies shown in the portfolio, which were obtained from published reports and other sources believed to be reliable, Independent Auditors' Report.

See Notes to Financial Statements

Equity Securities Appearing in the Portfolio
Since March 31, 2001
Aderans
Advanced Fibre Communications
AmSurg
Anadolu Efes Biracilik ve Malt Sanayii
Anchor Gaming
Annaly Mortgage Management
Anthracite Capital
Arbitron
Arcadia Group
ASE Test
Asian Paints (India)
Atlas Air Worldwide Holdings
Aur Resources
AU-System
Autonomy
AXT
BEC World
BriteSmile
C&D Technologies
Cable Satisfaction International
Capio
Carrere Group
Cheil Communications
Circuit City Stores - CarMax Group
Citizen Electronics
Citizens Banking
Cognos
CoStar Group
Cott
Creo Products
dELiA*s
Digitas
EarthLink
Education Management
Ekornes
Emmis Communications
Faraday Technology
Filtronic
Finisar
Geberit
Gladstone Capital
Globo Cabo
HiQ International
HPL Technologies
Hughes Software Systems
i2 Technologies
Innovation Group
Integra LifeSciences Holdings
Internet Auction
Internet Security Systems
J.D. Edwards
Jenoptik
Kumgang Korea Chemical
Lumenis
Medarex
Merix
Micromuse
Multilink Technology
National Instruments
National Petrochemical
Neptune Orient Lines
Netegrity
NetScreen Technologies
Opticom
Oslo Bors Holding
Polaris Software Lab
Professional Detailing
Q-Med
Quest Software
RailAmerica
Ratchaburi Electricity Generating Holding
Resources Connection
Rogers
Sabate Diosos
Salix Pharmaceuticals
SGL Carbon
SonicWALL
Sulzer Medica
Sumitomo Forestry
SwitchCore
Techtronic Industries
TIBCO Software
Titan
Total Access Communication
TriQuint Semiconductor
TriZetto Group
Verisity
Vitesse Semiconductor
West Coast Bancorp
Whole Foods Market
Zarlink Semiconductor
Zebra Technologies


Equity Securities Eliminated from
the Portfolio Since March 31, 2001

@Comm
Acer Display Technology
ACLARA BioSciences
Adcore
AirGate PCS
Allgon
Alma Media
American Classic Voyages
ANADIGICS
Andrx
AnnTaylor Stores
Annuity and Life Re (Holdings)
Applied Micro Circuits
ARBOmedia.net
Ask Jeeves
ASKUL
AVANT Immunotherapeutics
Barrett Resources
Beeson Gregory Group
BETandWIN.com Interactive Entertainment
Borussia Dortmund
Bricsnet
Broadbase Software
Canadian Hunter Exploration
Cawachi
ChipPAC
Chrysalis Group
CINAR
Clark/Bardes Holdings
Class Editori
Commtouch Software
Computer Motion
ComROAD
Corvas International
CoSine Communications
Cost Plus
Critical Path
Cross Systems
CTS
CV Therapeutics
Dallas Semiconductor
Day Interactive Holding
Digex
digital advertising
Digital Bros
Dogan Yayin Holding
DuPont Photomasks
Dynarc
easyJet
Eclipsys
Electronics for Imaging
ELMOS Semiconductor
Elron Electronic Industries
Encal Energy
Ensign Resource Service Group
Envoy Communications Group
Equinix
ERG
EXE Technologies
FI System
First Republic Bank
Fitness First
Flashcom
gameplay
Garnet Systems
Gaumont
GlobeSpan
Grupo Casa Saba
GSI Lumonics
GTR Group
Guillemot
H5B5 Media
Harleysville Group
HighWave Optical Technologies
Hilb, Rogal and Hamilton
Hokkaido Coca-Cola Bottling
Homeplace of America
Horizon Offshore
HS Resources
Hurricane Hydrocarbons
ImagicTV
I-many
Imax
IMPSAT Fiber Networks
Industriforvaltnings AB Kinnevik
Infosources
Inktomi
Integra
Internet Gold - Golden Lines
Internolix AG Electronic Business Software & Solutions
InterTrust Technologies
ISS-International Service System
IXLA
Jo-Ann Stores
Johnnic Holdings
Kanamoto
Kinepolis Group
Kinki Coca-Cola Bottling
Kinowelt Medien
Kipling Holding
Kopin
Launch Media
LifeMinders
Locus
LookSmart
MAF Bancorp
Malaysian Pacific Industries
Manugistics Group
Matrix Pharmaceutical
MCSi
Metalink
Metron Technology
Mikasa Coca-Cola Bottling
MKC-STAT
Modern Times Group
Mogul.com Group
MSC Industrial Direct
Music Choice Europe
Myriad Genetics
Nadro
NeoRx
New Skies Satellites
Nobel Biocare
Novatel Wireless
Numerical Technologies
Odfjell
OmniSky
ONYX Software
OpenTV
Optoma
Orckit Communications
Owens-Illinois
Pacific Century Financial
Papa John's International
PCA
Pentamedia Graphics
Pharmacyclics
Photronics
Pixelpark
Plasmon
Plaut
Polaroid
Prime Network
Primedia
ProBusiness Services
Procomp Informatics
QuickLogic
QXL ricardo
RADVision
Rent-Way
RTV Family Entertainment
RTX Telecom
Sanmina
SAVVIS Communications
Scandic Hotels
secunet Security Networks
SecureNet
Selecta Group
Senior
Shop At Home
Siliconware Precision Industries
SIPEX
SMG
SNT Group
Southern Star Group
SportsLine.com
Stolt-Nielsen
Stratos Global
Take-Two Interactive Software
Tamedia
TDC SOFTWARE ENGINEERING
Teamtalk.com Group
Teligent
Think Tools
Tioga Technologies
TOD'S
Topdanmark
Trafficmaster
Trigon Healthcare
TTI Team Telecom International
Tubos de Acero de Mexico
Tumbleweed Communications
TV-Loonland
Uecomm
United Broadcasting
United Energy
United Television
Universal Access
Utfors
UTI Energy
VCL Film  + Medien
Versata
VersaTel Telecom International
Versicor
Vimpel-Communications
VTech Holdings
VxTel
Woodland
WWL Internet
Yamatake
Yapi ve Kredi Bankasi
York International
Zee Telefilms
Zenith National Insurance
Zenrin


SMALLCAP World Fund, Inc.
Financial statements

Statement of assets and liabilities
at September 30, 2001                                                   (dollars in       thousands)
Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $6,868,988)                                $5,899,791
  Affiliated issuers (cost: $2,304,686)                                   1,481,734       $7,381,525
 Cash                                                                                            682
 Receivables for -
  Sales of investments                                                       60,885
  Sales of fund's shares                                                     10,692
  Dividends and interest                                                      6,572           78,149
                                                                                           7,460,356
Liabilities:
 Payables for -
  Purchases of investments                                                   65,682
  Repurchases of fund's shares                                               11,402
  Management services                                                         4,408
  Other expenses                                                              3,443           84,935
Net assets at September 30, 2001                                                          $7,375,421

 Total authorized capital stock -
 800,000,000 shares, $0.01 par value
 Class A shares:
  Net assets                                                                              $7,264,601
  Shares outstanding                                                                     390,142,719
  Net asset value per share                                                                   $18.62
 Class B shares:
  Net assets                                                                                 $86,462
  Shares outstanding                                                                       4,704,577
  Net asset value per share                                                                   $18.38
 Class C shares:
  Net assets                                                                                 $16,938
  Shares outstanding                                                                         924,044
  Net asset value per share                                                                   $18.33
 Class F shares:
  Net assets                                                                                  $7,420
  Shares outstanding                                                                         398,996
  Net asset value per share                                                                   $18.60







Statement of operations
for the year ended September 30, 2001                                   (dollars in       thousands)

Investment income:
 Income:
  Dividends (including $8,154 from affiliates)                              $58,027
  Interest                                                                   55,142         $113,169

 Expenses:
  Management services fee                                                    69,100
  Distribution expenses - Class A                                            24,205
  Distribution expenses - Class B                                               871
  Distribution expenses - Class C                                                58
  Distribution expenses - Class F                                                 6
  Transfer agent fee - Class A                                               13,960
  Transfer agent fee - Class B                                                  150
  Administrative services fees - Class C                                         35
  Administrative services fees - Class F                                          9
  Reports to shareholders                                                     1,106
  Registration statement and prospectus                                         718
  Postage, stationery and supplies                                            2,032
  Directors' fees                                                                45
  Auditing and legal fees                                                        95
  Custodian fee                                                               1,870
  Taxes other than federal income tax                                           345
  Other expenses                                                                136          114,741
 Net investment loss                                                                          (1,572)

Realized loss and unrealized
 depreciation on investments:
 Net realized loss (including $3,758                                                      (1,118,567)
 net gain from affiliates)
 Net unrealized depreciation on investments:                                              (5,126,253)
  Net realized loss and
   unrealized depreciation
   on investments                                                                         (6,244,820)
 Net decrease in net assets resulting
  from operations                                                                        $(6,246,392)









Statement of changes in net assets                                      (dollars in       thousands)


                                                                      Year ended September 30
                                                                                2001             2000
Operations:
 Net investment loss                                                        $(1,572)           $(399)
 Net realized (loss) gain on investments                                 (1,118,567)       2,020,774
 Net unrealized (depreciation) appreciation
  on investments                                                         (5,126,253)       1,325,802
  Net (decrease) increase in net assets
   resulting from operations                                             (6,246,392)       3,346,177
Dividends and distributions paid to
 shareholders:
 Dividends from net investment income:
  Class A                                                                       -             (4,625)
 Distributions from net realized gain on investments:
  Class A                                                                (1,832,488)        (186,549)
  Class B                                                                   (11,921)             -
   Total dividends and distributions                                     (1,844,409)        (191,174)

Capital share transactions:
 Proceeds from shares sold                                                1,846,677        3,963,616
 Proceeds from shares issued in reinvestment
  of net investment income dividends and
  distributions of net realized gain on investments                       1,765,572          183,491
 Cost of shares repurchased                                              (2,316,728)      (2,113,947)
  Net increase in net assets resulting
   from capital share transactions                                        1,295,521        2,033,160
 Total (decrease) increase in net assets                                 (6,795,280)       5,188,163

Net assets:
 Beginning of year                                                       14,170,701        8,982,538
 End of year (including
  distributions in excess of
  net investment income: $(17,883) and $(2,999),
  respectively)                                                          $7,375,421      $14,170,701

See Notes to Financial Statements

Notes to financial statements

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - SMALLCAP World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

The fund offers four classes of shares as described below:

 Class A shares are sold with an initial sales charge of up to 5.75%.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the fund's Board of Directors. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are combined with the net realized and unrealized gain or loss on investment securities for financial reporting purposes.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The fund enters into these contracts to manage its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The fund's use of forward currency contracts involves market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contracts are recorded in the Statement of Assets and Liabilities at their net unrealized value. The fund records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities' values underlying these instruments. Purchases and sales of forward currency exchange contracts having the same settlement date and broker are offset and presented net in the Statement of Assets and Liabilities.

CLASS ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.

NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. For the year ended September 30, 2001, non-U.S. taxes paid were $4,384,000. Realized gain of the fund derived in certain countries is subject to certain non-U.S. taxes. In addition, the fund also provides for non-U.S. taxes on unrealized gain in these countries.

CURRENCY GAINS AND LOSSES - Net realized currency losses on dividends, interest, sales of non-U.S. bonds and notes, forward contracts, and other receivables and payables, on a book basis, were $2,493,000 for the year ended September 30, 2001.

3. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the fund.

As of September 30, 2001, the cost of investment securities for federal income tax reporting purposes was $9,213,321,000. Net unrealized depreciation on investments aggregated $1,831,796,000; $1,070,256,000 related to appreciated securities and $2,902,052,000 related to depreciated securities. The fund had available at September 30, 2001, a net capital loss carryforward totaling $53,865,000 which may be used to offset capital gains realized during subsequent years through 2009 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The fund will not make distributions from capital gains while a capital loss carryforward remains. The fund has recognized, for tax purposes, net losses relating to non-U.S. currency transactions totaling $2,345,000 which were realized during the period November 1, 1999 through September 30, 2000. In addition, the fund has deferred, for tax purposes, to fiscal year ending September 30, 2002, the recognition of net capital losses and losses relating to non-U.S. currency transactions totaling $1,055,964,000 and $2,176,000, respectively, which were realized during the period November 1, 2000 through September 30, 2001. Net losses related to non-U.S. currency transactions of $2,493,000 were treated as an adjustment to ordinary income for federal income tax purposes.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $69,100,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which officers and certain Directors of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on a series of rates beginning with 0.80% per annum of the first $1 billion of daily net assets decreasing to 0.595% of such assets in excess of $27 billion. For the year ended September 30, 2001, the management services fee was equivalent to an annualized rate of 0.66% of average daily net assets.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses, based on average daily net assets, of up to 0.30% for Class A shares, 1.00% for Class B and Class C shares, and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the overall 0.30% annual expense limit for Class A shares is not exceeded. For the year ended September 30, 2001, aggregate distribution expenses were $24,205,000, or 0.23% of average daily net assets attributable to Class A shares.

CLASS B SHARES - In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the year ended September 30, 2001, aggregate distribution expenses were $871,000, or 1.00% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Directors has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the period ended September 30, 2001, aggregate distribution expenses were $58,000, or 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Directors has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the period ended September 30, 2001, aggregate distribution expenses were $6,000, or 0.25% of average daily net assets attributable to Class F shares.

As of September 30, 2001, aggregate distribution expenses payable to AFD were $1,866,000.

AFD received $3,339,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares for the year ended September 30, 2001. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

TRANSFER AGENT FEE - A fee of $14,110,000 was incurred during the year ended September 30, 2001, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of September 30, 2001, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $926,000.

ADMINISTRATIVE SERVICES FEES - The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the period ended September 30, 2001, total fees under the agreement were $44,000. As of September 30, 2001, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $6,000.

DIRECTORS' FEES - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. As of September 30, 2001, the cumulative amount of these liabilities was $339,000. Directors' fees on the Statement of Operations include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of deferred compensation.

AFFILIATED OFFICERS AND DIRECTORS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $5,774,225,000 and $5,861,095,000, respectively, during the year ended September 30, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the year ended September 30, 2001, the custodian fee of $1,870,000 includes $220,000 that was paid by these credits rather than in cash.

For the year ended September 30, 2001, the fund reclassified $9,412,000 from undistributed net investment income and $149,294,000 from undistributed net realized gains to additional paid-in capital to reflect permanent differences between book and tax reporting.

As of September 30, 2001, net assets consisted of the following:

                                                                             (dollars in thousands)
Capital paid in on shares of capital stock                                              $10,304,582
Distributions in excess of net investment income                                            (17,883)
Accumulated net realized loss                                                            (1,119,123)
Net unrealized depreciation                                                              (1,792,155)
Net assets                                                                               $7,375,421


Capital share transactions in the fund were as follows:

                                                                 Year ended      September 30, 2001
                                                               Amount (000)                  Shares
Class A Shares:
  Sold                                                           $1,723,568        $     65,277,197
  Reinvestment of dividends and distributions                     1,753,884              62,976,066
  Repurchased                                                    (2,289,551)            (88,421,621)
   Net increase in Class A                                        1,187,901              39,831,642
Class B Shares: (1)
  Sold                                                               75,764               2,886,261
  Reinvestment of dividends and distributions                        11,688                 422,559
  Repurchased                                                       (10,348)               (416,090)
   Net increase in Class B                                           77,104               2,892,730
Class C Shares: (2)
  Sold                                                               21,774                 949,942
  Repurchased                                                          (564)                (25,898)
   Net increase in Class C                                           21,210                 924,044
Class F Shares: (2)
  Sold                                                               25,571               1,085,083
  Repurchased                                                       (16,265)               (686,087)
   Net increase in Class F                                            9,306                 398,996
Total net increase in fund                                       $1,295,521        $     44,047,412


                                                                 Year ended      September 30, 2000
                                                               Amount (000)                  Shares
Class A Shares:
  Sold                                                           $3,888,554        $     93,925,074
  Reinvestment of dividends and distributions                       183,491               5,078,543
  Repurchased                                                    (2,113,104)            (52,446,774)
   Net increase in Class A                                        1,958,941              46,556,843
Class B Shares: (1)
  Sold                                                               75,062               1,832,770
  Reinvestment of dividends and distributions                           -                       -
  Repurchased                                                          (843)                (20,923)
   Net increase in Class B                                           74,219               1,811,847
Class C Shares: (2)
  Sold                                                                  -                       -
  Repurchased                                                           -                       -
   Net increase in Class C                                              -                       -
Class F Shares: (2)
  Sold                                                                  -                       -
  Repurchased                                                           -                       -
   Net increase in Class F                                              -                       -
Total net increase in fund                                       $2,033,160        $     48,368,690

(1) Class B shares were not offered
 before March 15, 2000.
(2) Class C and Class F shares were
 not offered before March 15, 2001.

6. TRANSACTIONS WITH AFFILIATES
Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the year ended September 30, 2001 is as follows:





                                                          Beginning
Company                                                      Shares       Purchases               Sales


African Lakes                                             4,286,900       3,300,000                   -
AimGlobal Technologies                                            -         650,000                   -
Alphameric/1/                                             5,262,009               -             337,009
American Classic Voyages/1/                               1,340,000               -           1,340,000
ANADIGICS/1/                                                      -       1,750,000           1,750,000
Ando Electric/1/                                          1,700,000               -             666,000
Arch Coal/1/                                              2,000,000               -           2,000,000
Arthur J. Gallagher/1/                                    2,370,400       2,320,400           1,690,800
Aspect Medical Systems                                    1,117,000          20,000                   -
Aspen Technology                                            150,000       1,625,000             150,000
AudioCodes                                                        -       2,300,000                   -
AU-System                                                         -       6,370,000                   -
Autobytel/1/                                                      -       1,320,000             244,400
Avigen                                                      200,400         849,600                   -
Avocet Mining                                             3,850,000               -             150,000
Bally Total Fitness Holding/1/                            1,360,500          69,700                   -
Baltimore Technologies/1/                                21,761,300               -          13,922,300
BKN International                                           325,000         175,000                   -
Black Box                                                 1,218,000               -             134,000
Borussia Dortmund/1/                                              -       1,267,500           1,267,500
BridgeSpan                                                1,770,000               -                   -
BRIT AIR Group/1/                                            81,650               -              81,650
BRL Hardy                                                 8,473,497         836,569             641,828
C Technologies                                                    -       2,946,600                   -
Cabre Exploration/1/                                      1,099,000               -           1,099,000
Cadiz                                                     2,232,000          68,000                   -
Cairn Energy/1/                                          11,000,000               -           5,970,000
Caliper Technologies                                        460,000       1,188,500             100,000
Cambrex                                                   1,400,000         280,000             200,000
Cellegy Pharmaceuticals/1/                                        -         825,000                   -
Cheesecake Factory/1/                                     1,808,250         804,125             200,000
Chieftain International/1/                                  970,000               -             970,000
CIMA LABS/1/                                                617,200               -                   -
Claims Direct/1/                                         12,048,625               -          12,048,625
Computer Access Technology                                        -       1,000,000                   -
Concord Camera                                                    -       1,600,000             199,200
CoSine Communications/1/                                  2,722,918       2,765,700           5,488,618
Cost Plus/1/                                              1,059,100         210,000           1,269,100
CTS/1/                                                      960,000       1,100,000           2,060,000
D Interactive/1/                                             10,000         493,500               3,666
DDi                                                               -       3,100,000                   -
dELiA*s                                                           -       2,750,000                   -
DFS Furniture                                             5,682,700       1,025,000             228,830
diCarta                                                   1,650,165               -                   -
Documentum                                                1,145,000       1,551,900             330,000
DSP Group                                                 1,211,000         400,000             200,000
Education Management                                              -       1,625,000                   -
Elantec Semiconductor                                             -       1,200,000                   -
Enea Data/1/                                             10,021,000               -           5,535,000
Envoy Communications Group/1/                               996,000               -             996,000
EUROBIKE                                                    364,000               -                   -
E.W. Blanch Holdings/1/                                     860,000               -             860,000
Exar                                                        403,400       2,121,600                   -
Extended Stay America                                     6,190,000               -                   -
Faraday Technology                                                -       7,000,000                   -
First Quantum Minerals                                            -       2,540,000                   -
Fisher & Paykel Industries/1/                             7,318,050               -           4,818,050
Gabriel Resources                                         4,700,000         560,000                   -
gameplay/1/                                                       -       3,500,000           3,500,000
Generex Biotechnology                                     1,079,000         164,467                   -
Genetronics Biomedical                                    1,650,000         440,000                   -
Great Eastern Shipping/1/                                13,255,200               -          13,255,200
Hana Microelectronics                                     8,600,000               -                   -
HiQ International                                                 -       2,820,000                   -
HNC Software                                              1,746,000         343,000                   -
HotJobs.com                                               1,551,500         798,500                   -
IDEXX Laboratories                                        2,181,300               -                   -
ILEX Oncology                                               885,000         667,500             178,000
Independent Insurance Group                              13,940,000         600,000                   -
Informatics Holdings                                              -      17,400,000             436,000
Infoteria                                                       167           2,505                   -
Inhale Therapeutic Systems/1/                             2,203,292               -           2,203,292
Integra/1/                                                2,860,085         745,000           3,605,085
International Energy Group                                4,640,000               -                   -
InternetStudios.com                                         950,000               -             156,000
Intertape Polymer Group                                   1,500,000         200,000                   -
ITE Group                                                 9,608,800       7,099,433                   -
ITG Group/1/                                              1,408,455               -             510,255
Ivanhoe Energy/1/                                         6,490,400       1,000,000           1,298,200
Jo-Ann Stores/1/                                          1,050,000               -           1,050,000
Kingboard Chemical Holdings                              27,720,000       2,772,000                   -
Lasertec/1/                                                 325,000               -              31,000
LG Cable/1/                                                       -       1,800,000             608,000
Lions Gate Entertainment                                  1,884,134         615,866                   -
Matrix Pharmaceutical/1/                                  1,500,000               -           1,500,000
MCSi/1/                                                     777,300               -             777,300
MemberWorks                                                 472,500         527,500                   -
Miadora/1/                                                1,050,841               -           1,050,841
Michaels Stores                                           1,894,600         320,400                   -
Micronic Laser Systems                                    1,202,376         117,100                   -
Midas                                                     1,050,000               -             147,000
Minmet/1/                                                29,160,527               -           8,062,200
MIPS Technologies                                                 -       2,485,000                   -
Montana Group/1/                                         13,950,000               -          13,950,000
Morton's Restaurant Group                                   415,000               -              19,000
Mosaic Group                                              2,873,300       1,600,000             187,500
NeoRx/1/                                                  1,450,000               -           1,450,000
New Focus                                                    64,400       4,897,800              32,200
Newfield Exploration/1/                                   2,750,000               -           1,950,000
Nissin                                                      575,000       1,150,000                   -
Novestra/1/                                               1,495,000               -           1,495,000
OPNET Technologies                                          312,900         732,600                   -
Optoma/1/                                                 9,750,000         230,200           9,980,200
P.F. Chang's China Bistro                                         -         765,500                   -
P4 Radio Hele Norge                                       1,648,000               -                   -
Paladin Resources                                        11,270,998               -                   -
Paramount Resources/1/                                    3,250,000               -           2,810,000
PCA/1/                                                      507,000               -             507,000
Petaluma/1/                                               1,219,950         121,995                   -
Pharmacyclics/1/                                            930,000               -             930,000
Photobition Group                                         5,200,000       1,000,000                   -
Polaris Software Lab                                              -       2,631,457                   -
Power Integrations                                          662,300       1,231,400             240,600
Prime Network/1/                                                  -             300                 300
PSD Group                                                 1,628,000               -                   -
QuickLogic/1/                                             1,435,000               -           1,435,000
RedEnvelope                                               2,525,124               -                   -
Robert Walters                                            3,500,000       1,500,000                   -
Rogers                                                            -         956,800                   -
Salix Pharmaceuticals                                             -         960,000                   -
SBS Broadcasting                                          1,457,000               -                   -
School Specialty                                          1,130,000               -                   -
Scios                                                             -       2,500,000                   -
Selectica/1/                                                      -       2,250,000             472,500
Semtech/1/                                                  900,000       2,900,000             615,745
Sharper Image                                               775,000               -                   -
SIPEX/1/                                                          -       1,450,000           1,450,000
Steak n Shake                                             1,718,750               -                   -
Stratos Lightwave                                                 -       3,700,000             112,800
Sunglass Hut International/1/                             3,200,000               -           3,200,000
SuSE Linux                                                   37,813               -                   -
Tele Celular Sul Participacoes/1/                     6,261,364,900               -       4,050,425,000
Telelogic                                                 4,708,000       8,361,500                   -
Thistle Mining                                            6,264,309               -                   -
TranSwitch                                                  750,000       4,925,000             300,000
Trimble Navigation                                        1,461,500          38,500                   -
Tsakos Energy Navigation                                    682,903               -                   -
Tullow Oil/1/                                                     -      17,734,133                   -
Tumbleweed Communications/1/                                250,000       1,250,000           1,500,000
United Therapeutics                                         780,000         625,000             100,000
Vail Resorts/1/                                           1,761,300               -             237,000
Versata/1/                                                  587,800       2,060,000           2,647,800
VTech Holdings/1/                                        12,903,208         497,000          13,400,208
webMethods                                                  105,400       3,127,300             209,400
Western Oil Sands                                                 -       2,810,000                   -
Yamaichi Electronics/1/                                     791,000               -             577,000
Zeevo                                                             -       1,587,301                   -
ZOOTS                                                             -       3,266,613                   -




                                                                                                 Market
                                                                                               Value of
                                                             Ending        Dividend          Affiliates
Company                                                      Shares          Income          at 9/30/01
                                                                              (000)               (000)

African Lakes                                             7,586,900               -            $  1,165
AimGlobal Technologies                                      650,000               -                 346
Alphameric/1/                                             4,925,000               -                   -
American Classic Voyages/1/                                       -               -                   -
ANADIGICS/1/                                                      -               -                   -
Ando Electric/1/                                          1,034,000               -                   -
Arch Coal/1/                                                      -               -                   -
Arthur J. Gallagher/1/                                    3,000,000               -                   -
Aspect Medical Systems                                    1,137,000               -              12,450
Aspen Technology                                          1,625,000               -              16,250
AudioCodes                                                2,300,000               -               4,830
AU-System                                                 6,370,000               -               4,648
Autobytel/1/                                              1,075,600               -                   -
Avigen                                                    1,050,000               -              14,396
Avocet Mining                                             3,700,000               -                 762
Bally Total Fitness Holding/1/                            1,430,200               -                   -
Baltimore Technologies/1/                                 7,839,000               -                   -
BKN International                                           500,000               -               4,235
Black Box                                                 1,084,000               -              45,615
Borussia Dortmund/1/                                              -               -                   -
BridgeSpan                                                1,770,000               -              17,558
BRIT AIR Group/1/                                                 -               -                   -
BRL Hardy                                                 8,668,238          $  776              39,555
C Technologies                                            2,946,600               -               7,222
Cabre Exploration/1/                                              -               -                   -
Cadiz                                                     2,300,000               -              19,711
Cairn Energy/1/                                           5,030,000               -                   -
Caliper Technologies                                      1,548,500               -              14,324
Cambrex                                                   1,480,000             166              49,624
Cellegy Pharmaceuticals/1/                                  825,000               -                   -
Cheesecake Factory/1/                                     2,412,375               -                   -
Chieftain International/1/                                        -               -                   -
CIMA LABS/1/                                                617,200               -                   -
Claims Direct/1/                                                  -               -                   -
Computer Access Technology                                1,000,000               -               5,150
Concord Camera                                            1,400,800               -               6,136
CoSine Communications/1/                                          -               -                   -
Cost Plus/1/                                                      -               -                   -
CTS/1/                                                            -               -                   -
D Interactive/1/                                            499,834               -                   -
DDi                                                       3,100,000               -              24,304
dELiA*s                                                   2,750,000               -              14,685
DFS Furniture                                             6,478,870           3,437              35,872
diCarta                                                   1,650,165               -              10,000
Documentum                                                2,366,900               -              19,385
DSP Group                                                 1,411,000               -              28,149
Education Management                                      1,625,000               -              49,335
Elantec Semiconductor                                     1,200,000               -              27,540
Enea Data/1/                                              4,486,000               -                   -
Envoy Communications Group/1/                                     -               -                   -
EUROBIKE                                                    364,000              75               1,342
E.W. Blanch Holdings/1/                                           -               -                   -
Exar                                                      2,525,000               -              43,682
Extended Stay America                                     6,190,000               -              89,569
Faraday Technology                                        7,000,000             115              21,837
First Quantum Minerals                                    2,540,000               -               3,941
Fisher & Paykel Industries/1/                             2,500,000               -                   -
Gabriel Resources                                         5,260,000               -              13,015
gameplay/1/                                                       -               -                   -
Generex Biotechnology                                     1,243,467               -               3,895
Genetronics Biomedical                                    2,090,000               -                 860
Great Eastern Shipping/1/                                         -               -                   -
Hana Microelectronics                                     8,600,000             477               8,825
HiQ International                                         2,820,000               -               3,957
HNC Software                                              2,089,000               -              39,064
HotJobs.com                                               2,350,000               -              14,029
IDEXX Laboratories                                        2,181,300               -              50,977
ILEX Oncology                                             1,374,500               -              36,094
Independent Insurance Group                              14,540,000             721                 214
Informatics Holdings                                     16,964,000              36               9,701
Infoteria                                                     2,672               -               5,607
Inhale Therapeutic Systems/1/                                     -               -                   -
Integra/1/                                                        -               -                   -
International Energy Group                                4,640,000             331              16,650
InternetStudios.com                                         794,000               -                  13
Intertape Polymer Group                                   1,700,000               -              12,920
ITE Group                                                16,708,233             258               3,931
ITG Group/1/                                                898,200               -                   -
Ivanhoe Energy/1/                                         6,192,200               -                   -
Jo-Ann Stores/1/                                                  -               -                   -
Kingboard Chemical Holdings                              30,492,000             391              12,433
Lasertec/1/                                                 294,000               -                   -
LG Cable/1/                                               1,192,000               -                   -
Lions Gate Entertainment                                  2,500,000               -               6,168
Matrix Pharmaceutical/1/                                          -               -                   -
MCSi/1/                                                           -               -                   -
MemberWorks                                               1,000,000               -              20,570
Miadora/1/                                                        -               -                   -
Michaels Stores                                           2,215,000               -              80,936
Micronic Laser Systems                                    1,319,476               -              12,468
Midas                                                       903,000             105               8,940
Minmet/1/                                                21,098,327               -                   -
MIPS Technologies                                         2,485,000               -              15,397
Montana Group/1/                                                  -               -                   -
Morton's Restaurant Group                                   396,000               -               3,461
Mosaic Group                                              4,285,800               -              10,695
NeoRx/1/                                                          -               -                   -
New Focus                                                 4,930,000               -              15,924
Newfield Exploration/1/                                     800,000               -                   -
Nissin                                                    1,725,000             318              34,752
Novestra/1/                                                       -               -                   -
OPNET Technologies                                        1,045,500               -               6,127
Optoma/1/                                                         -               -                   -
P.F. Chang's China Bistro                                   765,500               -              27,497
P4 Radio Hele Norge                                       1,648,000             228               3,343
Paladin Resources                                        11,270,998               -               8,089
Paramount Resources/1/                                      440,000               -                   -
PCA/1/                                                            -               -                   -
Petaluma/1/                                               1,341,945               -                   -
Pharmacyclics/1/                                                  -               -                   -
Photobition Group                                         6,200,000             156                 729
Polaris Software Lab                                      2,631,457              40               3,215
Power Integrations                                        1,653,100               -              30,119
Prime Network/1/                                                  -               -                   -
PSD Group                                                 1,628,000             446               7,542
QuickLogic/1/                                                     -               -                   -
RedEnvelope                                               2,525,124               -               5,000
Robert Walters                                            5,000,000              78               6,397
Rogers                                                      956,800               -              26,896
Salix Pharmaceuticals                                       960,000               -              12,816
SBS Broadcasting                                          1,457,000               -              23,312
School Specialty                                          1,130,000               -              34,533
Scios                                                     2,500,000               -              41,800
Selectica/1/                                              1,777,500               -                   -
Semtech/1/                                                3,184,255               -                   -
Sharper Image                                               775,000               -               7,091
SIPEX/1/                                                          -               -                   -
Steak n Shake                                             1,718,750               -              17,015
Stratos Lightwave                                         3,587,200               -              12,376
Sunglass Hut International/1/                                     -               -                   -
SuSE Linux                                                   37,813               -                 905
Tele Celular Sul Participacoes/1/                     2,210,939,900               -                   -
Telelogic                                                13,069,500               -               5,963
Thistle Mining                                            6,264,309               -                 635
TranSwitch                                                5,375,000               -              16,447
Trimble Navigation                                        1,500,000               -              22,875
Tsakos Energy Navigation                                    682,903               -               9,236
Tullow Oil/1/                                            17,734,133               -                   -
Tumbleweed Communications/1/                                      -               -                   -
United Therapeutics                                       1,305,000               -              16,391
Vail Resorts/1/                                           1,524,300               -                   -
Versata/1/                                                        -               -                   -
VTech Holdings/1/                                                 -               -                   -
webMethods                                                3,023,300               -              20,891
Western Oil Sands                                         2,810,000               -              26,705
Yamaichi Electronics/1/                                     214,000               -                   -
Zeevo                                                     1,587,301               -               4,508
ZOOTS                                                     3,266,613               -               8,167
                                                                           $  8,154        $  1,481,734
/1/Unaffiliated issuer at 9/30/2001.

Per-share data and ratios
                                                                      Class A

                                                                   Year ended
                                                                 September 30
                                                                          2001             2000     1999
Net asset value, beginning of year                                     $40.24           $29.57   $22.14
 Income from investment operations :
  Net investment income                                                - (1)            - (1)       .03
  Net (losses) gains on securities                                (16.33) (1)        11.29 ( )     8.78
 (both realized and unrealized)
   Total from investment operations                                    (16.33)           11.29     8.81
 Less distributions :
  Dividends (from net investment income)                                  -               (.02)    (.09)
  Distributions (from capital gains)                                    (5.29)            (.60)   (1.29)
   Total distributions                                                  (5.29)            (.62)   (1.38)
Net asset value, end of year                                           $18.62           $40.24   $29.57
Total return (2)                                                      (44.95)%           38.42%   41.42%
Ratios/supplemental data:
 Net assets, end of year (in millions)                                 $7,265          $14,098   $8,983
 Ratio of expenses to average net assets                                 1.09%            1.10%    1.09%
 Ratio of net income to average net assets                                -                -        .12%

                                                                   Year ended
                                                                 September 30
                                                                          1998             1997
Net asset value, beginning of year                                     $30.72           $26.92
 Income from investment operations :
  Net investment income                                                   .07              .10
  Net (losses) gains on securities                                      (6.10)            6.17
 (both realized and unrealized)
   Total from investment operations                                     (6.03)            6.27
 Less distributions :
  Dividends (from net investment income)                                 (.05)            (.12)
  Distributions (from capital gains)                                    (2.50)           (2.35)
   Total distributions                                                  (2.55)           (2.47)
Net asset value, end of year                                           $22.14           $30.72
Total return (2)                                                      (20.70)%           25.41%
Ratios/supplemental data:
 Net assets, end of year (in millions)                                 $7,102           $9,256
 Ratio of expenses to average net assets                                 1.06%            1.07%
 Ratio of net income to average net assets                                .27%             .40%

                                                                      Class B
                                                                         Year
                                                                        ended      March 15 to
                                                               September 30,     September 30,
                                                                         2001         2000 (3)
Net asset value, beginning of period                                   $40.08           $47.11
 Income from investment operations :
  Net investment loss (1)                                                (.21)            (.12)
  Net losses on securities (both                                       (16.20)           (6.91)
 realized and unrealized) (1)
   Total from investment operations                                    (16.41)           (7.03)
 Less distributions :
  Distributions (from capital gains)                                    (5.29)             -
   Total distributions                                                  (5.29)             -
Net asset value, end of period                                         $18.38           $40.08
Total return (2)                                                      (45.38)%         (14.92)%
Ratios/supplemental data:
 Net assets, end of period (in millions)                                  $86              $73
 Ratio of expenses to average net assets                                 1.89%       1.84% (4)
 Ratio of net income to average net assets                                -                -


                                                                      Class C          Class F

                                                                  March 15 to      March 15 to
                                                                September 30,    September 30,
                                                                     2001 (3)         2001 (3)
Net asset value, beginning of period                                   $23.06           $23.27
 Income from investment operations :
  Net investment loss (1)                                                (.16)            (.03)
  Net losses on securities (both                                        (4.57)           (4.64)
 realized and unrealized) (1)
   Total from investment operations                                     (4.73)           (4.67)
 Less distributions :
  Distributions (from capital gains)                                      -                -
   Total distributions                                                    -                -
Net asset value, end of period                                         $18.33           $18.60
Total return (2)                                                      (20.51)%         (20.07)%
Ratios/supplemental data:
 Net assets, end of period (in millions)                                  $17               $7
 Ratio of expenses to average net assets                            2.11% (4)        1.23% (4)
 Ratio of net income to average net assets                                -                -

Supplemental data - all classes

                                                                   Year ended
                                                                 September 30
                                                                          2001             2000     1999
Portfolio turnover rate                                                 60.48%           62.71%   50.06%

                                                                          1998             1997
Portfolio turnover rate                                                 44.31%           42.21%

1) Based on average shares outstanding.
2) Total returns exclude all sales charges, including contingent deferred sales charges.
3) Based on operations for the period shown and, accordingly, not representative of a full year (unless otherwise noted).
4) Annualized.

Independent Auditors' Report

To the Board of Directors and Shareholders of

SMALLCAP World Fund, Inc.:

 We have audited the accompanying statement of assets and liabilities of SMALLCAP World Fund,Inc. (the "Fund"), including the investment portfolio, as of September 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended for Class A shares, and the period March 15, 2000 through September 30, 2000 and the year ended September 30, 2001 for Class B shares, and the period March 15, 2001 through September 30, 2001 for Class C and Class F shares. These financial statements and per-share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios based on our audits.

 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and per-share data and ratios referred to above present fairly, in all material respects, the financial position of SMALLCAP World Fund,Inc. at September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended for Class A shares, and the period March 15, 2000 through September 30, 2000 and the year ended September 30, 2001 for Class B shares, and the period March 15, 2001 through September 30, 2001 for Class C and Class F shares, in conformity with generally accepted accounting principles in the United States of America.

Deloitte & Touche LLP
Los Angeles, California

October 30, 2001


Tax information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

During the fiscal year ended September 30, 2001, the fund paid a long-term capital gain distribution of $1,843,248,000.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 100% of the dividends paid by the fund from net investment income represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2002 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2001 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.


                                    PART C
                              OTHER INFORMATION
                           SMALLCAP WORLD FUND, INC.

ITEM 23. EXHIBITS

(a) Articles Supplementary as filed with the State of Maryland on 1/18/2002 - previously filed (see P/E Amendment No. 22 filed 2/14/02)
(b) By-laws - previously filed (see P/E Amendment No. 13 filed 11/26/97)
(c) Form of share certificate - previously filed (see P/E Amendment No. 20 filed 3/12/01)
(d) Amended Investment Advisory and Service Agreement - previously filed (see P/E Amendment No. 19 filed 11/30/00)
(e-1) Form of Amended and Restated Principal Underwriting Agreement - previously filed (see P/E Amendment No. 22 filed 2/14/02)
(e-2) Form of Selling Group Agreements
(f) None
(g) Form of Global Custody Agreement - previously filed (see P/E Amendment No. 21 filed 11/29/01)
(h) Form of Amended and Restated Administrative Services Agreement; and Form of Amended Shareholder Services Agreement dated 7/1/01 - previously filed (see P/E Amendment No. 22 filed 2/14/02)
(i) Legal Opinion for Classes R-1, R-2, R-3, R-4 and R-5
(j) Consent of Independent Auditors
(k) None
(l) None
(m-1) Forms of Plans of Distribution - previously filed (see P/E Amendment No. 17 filed 3/8/00; P/E No. 20 filed 3/12/0; and P/E No. 21 filed 2/14/02)
(m-2) Form of Plans of Distribution relating to Class R-1, R-2, R-3, and R-4
(n) Form of Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 22 filed 2/14/02)
(o) None
(p) Code of Ethics - previously filed - (see P/E Amendment No. 22 filed
2/14/02)

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  None

ITEM 25. INDEMNIFICATION

  Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company which insures its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

  Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is established that: (i) the act or omission of the person was material to the matters giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

  Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible under the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

  Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

  Article VIII (h) of the Articles of Incorporation of the fund provides that "The Corporation shall indemnify (1) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of this Charter of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the Investment Company Act of 1940."

  Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940 (the "1940 Act") Releases No. 7221 (June 9,
1972) and No. 11330 (September 4, 1980). In addition, indemnification by the Registrant shall be consistent with the requirements of rule 484 under the Securities Act of 1933. Furthermore, Registrant undertakes to the staff of the Securities and Exchange Commission that the Fund's indemnification provisions quoted above prohibit indemnification for liabilities arising under the Securities Act of 1933 and the 1940 Act.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  None

ITEM 27. PRINCIPAL UNDERWRITERS

  (a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund; Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B) (1)                                      (2)                           (3)

       NAME AND PRINCIPAL                 POSITIONS AND OFFICES         POSITIONS AND OFFICES

       BUSINESS ADDRESS                   WITH UNDERWRITER              WITH REGISTRANT



       David L. Abzug                     Vice President                None

       P.O. Box 2248

       Agoura Hills, CA 91376



       John A. Agar                       Vice President                None

       P.O. Box 7326

       Little Rock, AR 72217



       Robert B. Aprison                  Vice President                None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard                 Vice President                None



       Steven L. Barnes                   Senior Vice President         None

       7490 Clubhouse Road

       Suite 100

       Boulder, CO  80301



B      Carl R. Bauer                      Vice President                None



       Michelle A. Bergeron               Senior Vice President         None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       J. Walter Best, Jr.                Regional Vice President       None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair                    Senior Vice President         None

       P.O. Box 3529

       148 E. Shore Avenue

       Groton Long Point, CT 06340



       John A. Blanchard                  Vice President                None

       576 Somerset Lane

       Northfield, IL 60093



       Ian B. Bodell                      Senior Vice President         None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower                  Senior Vice President         None

       601 E. Whitestone Blvd.

       Building 6, Suite 115

       Cedar Park, TX 78613



       Alan Brown                         Vice President                None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns                     Vice President                None



       Cody Callaway                      Regional Vice President       None

       803 South Desert Palm Place

       Broken Arrow, OK 74012



       Matthew C. Carlisle                Regional Vice President       None

       4500 Fairvista Drive

       Charlotte, NC 28269



       Damian F. Carroll                  Regional Vice President       None

       40 Ten Acre Road

       New Britain, CT 06052



       Brian C. Casey                     Vice President                None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato                  Senior Vice President         None

       609 W. Littleton Blvd., Suite 310

       Littleton, CO  80120



       Christopher J. Cassin              Senior Vice President         None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin                   Vice President                None

       1301 Stoney Creek Drive

       San Ramon, CA  94583



L      David Charlton                     Senior Vice President         None



L      Larry P. Clemmensen                Director                      None



L      Kevin G. Clifford                  Director, President and       None
                                          Co-Chief

                                          Executive Officer



H      Cheri Coleman                      Assistant Vice President      None



       Ruth M. Collier                    Senior Vice President         None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh                    Vice President                None



       Carlo O. Cordasco                  Regional Vice President       None

       101 Five Forks Lane

       Hampton, VA 23669



       Thomas E. Cournoyer                Vice President                None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Joseph G. Cronin                   Regional Vice President       None

       1533 Wilmot Road

       Deerfield, IL 60015



       William F. Daugherty               Regional Vice President       None

       1216 Highlander Way

       Mechanicsburg, PA 17050



       Guy E. Decker                      Regional Vice President       None

       2990 Topaz Lane

       Carmel, IN 46032



       Daniel J. Delianedis               Vice President                None

       Edina Executive Plaza

       5200 Willson Road, Suite 150

       Edina, MN  55424



       James A. DePerno, Jr.              Regional Vice President       None

       91 Church Street

       East Aurora, NY 14052



L      Bruce L. DePriester                Senior Vice President         None



       Thomas J. Dickson                  Regional Vice President       None

       108 Wilmington Court

       Southlake, TX 76092



       Michael A. DiLella                 Vice President                None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill                    Senior Vice President         None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge                      Senior Vice President         None

       2627 Mission Street

       San Marino, CA  91108



       Peter J. Doran                     Director, Executive Vice      None
                                          President

       100 Merrick Road, Suite 216W

       Rockville Centre, NY 11570



L      Michael J. Downer                  Secretary                     None



       Michael J. Dullaghan               Regional Vice President       None

       5040 Plantation Grove Lane

       Roanoke, VA 24012



S      J. Steven Duncan                   Senior Vice President         None



       Robert W. Durbin                   Vice President                None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards                   Senior Vice President         None



       Timothy L. Ellis                   Regional Vice President       None

       1441 Canton Mart Road, Suite
       9

       Jackson, MS 39211



       John R. Fodor                      Senior Vice President         None

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick                    Regional Vice President       None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner                   Senior Vice President         None

       Route 2, Box 3162

       Osage Beach, MO  65065



L      Linda S. Gardner                   Assistant Vice President      None



B      Evelyn K. Glassford                Vice President                None



       Jack E. Goldin                     Regional Vice President       None

       7995 Northwest 20th Street

       Pembroke Pines, FL 33024



       Jeffrey J. Greiner                 Vice President                None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.                 Director                      None



B      Mariellen Hamann                   Vice President                None



       Derek S. Hansen                    Regional Vice President       None

       13033 Ridgedale Drive, PMB
       147
       Minnetonka, MN 55305



       David E. Harper                    Senior Vice President         None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris                    Vice President                None



       Robert J. Hartig, Jr.              Regional Vice President       None

       8504 Scenic View Drive, Apt.
       103

       Fishers, IN 46038



       Steven J. Hipsley                  Regional Vice President       None

       100 Kaydeross Park Road

       Saratoga Springs, NY 12866



       Ronald R. Hulsey                   Senior Vice President         None

       6202 Llano

       Dallas, TX  75214



       Robert S. Irish                    Vice President                None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston                Director                      None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan                   Senior Vice President         None



       John P. Keating                    Regional Vice President       None

       2285 Eagle Harbor Parkway

       Orange Park, FL 30073



       Dorothy Klock                      Vice President                None

       555 Madison Avenue, 29th
       Floor

       New York, NY 10022



       Dianne L. Koske                    Assistant Vice President

       122 Clydesdale Court

       Hampton, VA 23666



       Andrew R. LeBlanc                  Regional Vice President       None

       78 Eton Road

       Garden City, NY 11530



B      Karl A. Lewis                      Vice President                None



       T. Blake Liberty                   Vice President                None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                       Regional Vice President       None

       1103 Tulip Tree Lane

       West Des Moines, IA 50266



L      Lorin E. Liesy                     Vice President                None



I      Kelle Lindenberg                   Assistant Vice President      None



       Louis K. Linquata                  Regional Vice President       None

       5214 Cass Street

       Omaha, NE 68132



LW     Robert W. Lovelace                 Director                      None



       Brendan T. Mahoney                 Regional Vice President       None

       29 Harvard Drive

       Sudbury, MA 01776



       Stephen A. Malbasa                 Director, Senior Vice         None
                                          President

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel                   Senior Vice President         None

       5241 South Race Street

       Greenwood Village, CO  80121



L      J. Clifton Massar                  Director, Senior Vice         None
                                          President



       James R. McCrary                   Regional Vice President       None

       28812 Crestridge

       Rancho Palos Verdes, CA 90275



L      Scott F. McIntyre                  Senior Vice President         None



S      John V. McLaughlin                 Senior Vice President         None



       Terry W. McNabb                    Vice President                None

       2002 Barrett Station Road

       St. Louis, MO  63131



       Scott M. Meade                     Regional Vice President       None

       P.O. Box 122

       Rye Beach, NH 03871



       Monty L. Moncrief                  Regional Vice President       None

       55 Chandler Creek Court

       The Woodlands, TX 77381



       William E. Noe                     Vice President                None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus                     Vice President                None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson                      Vice President                None

       62 Park Drive

       Glenview, IL  60025



       Jeffrey A. Olson                   Regional Vice President       None

       930 S. Cowley Street, #305

       Spokane, WA 99202



       Gary A. Peace                      Regional Vice President       None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry                    Regional Vice President       None

       4730 East Indian School Road

       Suite 120

       Phoenix, AZ 85018



       David K. Petzke                    Regional Vice President       None

       4016 Saint Lucia Street

       Boulder, CO 80301



       Fredric Phillips                   Senior Vice President         None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim                Assistant Vice President      None



       Carl S. Platou                     Vice President                None

       7455 80th Place, S.E.

       Mercer Island, WA  98040



S      Richard P. Prior                   Vice President                None



       Mark S. Reischmann                 Regional Vice President       None

       5485 East Mineral Lane

       Littleton, CO 80122



       Steven J. Reitman                  Senior Vice President         None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts                   Vice President                None

       418 S. Royal Street

       Alexandria, VA 22314



L      Julie D. Roth                      Vice President                None



L      James F. Rothenberg                Director                      None



       Douglas F. Rowe                    Vice President                None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey               Vice President                None

       10538 Cheviot Drive

       Los Angeles, CA  90064



H      Steve Rubin                        Assistant Vice President      None



       Dean B. Rydquist                   Senior Vice President         None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson                  Senior Vice President         None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Paul V. Santoro                    Regional Vice President       None

       17 Willow Street

       Boston, MA 02108



       Joseph D. Scarpitti                Vice President                None

       31465 St. Andrews

       Westlake, OH  44145



       Shannon D. Schofield               Regional Vice President       None

       201 McIver Street

       Greenville, SC 29601



S      Sherrie Senft                      Vice President                None



L      R. Michael Shanahan                Director                      None



       Brad Short                         Regional Vice President       None

       1601 Seal Way

       Seal Beach, CA 90740



       David W. Short                     Chairman of the Board         None
                                          and

       1000 RIDC Plaza, Suite 212         Co-Chief Executive
                                          Officer

       Pittsburgh, PA 15238



       William P. Simon                   Senior Vice President         None

       912 Castlehill Lane

       Devon, PA 19333



       Jerry L. Slater                    Regional Vice President       None

       4152 42nd Avenue, NE

       Seattle, WA 98105



       Rodney G. Smith                    Senior Vice President         None

       100 N. Central Expressway

       Suite 1214

       Richardson, TX  75080



       Anthony L. Soave                   Regional Vice President       None

       5397 W. Rosebud Court, S.E.

       Kentwood, MI 49512



L      Therese L. Soullier                Assistant Vice President      None



       Nicholas D. Spadaccini             Vice President                None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo               Assistant Vice President      None



       Daniel S. Spradling                Senior Vice President         None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



B      Raymond Stein                      Assistant Vice President      None



LW     Eric H. Stern                      Director                      None



       Brad Stillwagon                    Regional Vice President       None

       2438 Broadmeade Road

       Louisville, KY 40205



       Thomas A. Stout                    Vice President                None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser                  Vice President                None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri               Senior Vice President         None

       3021 Kensington Trace

       Tarpon Springs, FL 34689



L      Lisa F. Swaiman                    Vice President                None



L      Drew W. Taylor                     Vice President                None



       Gary J. Thoma                      Regional Vice President       None

       21 White Cloud

       HCR 1 Box 172-A

       Keshena, WI 54135



       Cynthia M. Thompson                Regional Vice President       None

       4 Franklin Way

       Ladera Ranch, CA 92694



L      James P. Toomey                    Vice President                None



I      Christopher E. Trede               Vice President                None



       George F. Truesdail                Senior Vice President         None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith               Vice President                None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale                     Regional Vice President       None

       39 Old Course Drive

       Newport Beach, CA 92660



       Gerald J. Voss                     Regional Vice President       None

       The Pines at Four Hills

       3900 S. Southeastern Ave.,
       #304

       Sioux Falls, SD 57103



       Thomas E. Warren                   Vice President                None

       7347 Turnstone Road

       Sarasota, FL  34242



L      J. Kelly Webb                      Senior Vice President,        None

                                          Treasurer and Controller



       Gregory J. Weimer                  Vice President                None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss                   Director                      None



SF     Gregory W. Wendt                   Director                      President and Director



       George J. Wenzel                   Regional Vice President       None

       251 Barden Road

       Bloomfield Hills, MI 48304



H      J. D. Wiedmaier                    Assistant Vice President      None



SF     N. Dexter Williams, Jr.            Senior Vice President         None



       Timothy J. Wilson                  Vice President                None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly                  Vice President                None



H      Marshall D. Wingo                  Director, Senior Vice         None
                                          President



L      Robert L. Winston                  Director, Senior Vice         None
                                          President



       William R. Yost                    Senior Vice President         None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Jonathan A. Young                  Regional Vice President       None

       329 Downing Drive

       Chesapeake, VA 23322



       Scott D. Zambon                    Regional Vice President       None

       2178 Piper Lane

       Tustin, CA 92782


__________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

 Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

 Registrant's records covering portfolio transactions are maintained and kept by its custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101.

ITEM 29. MANAGEMENT SERVICES

 None

ITEM 30. UNDERTAKINGS

 n/a


                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 13th day of May, 2002.

       SMALLCAP World Fund, Inc.
   By: /s/ Gregory W. Wendt
     Gregory W. Wendt,
     President

 Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on May 13, 2002, by the following persons in the capacities indicated.

          SIGNATURE                              TITLE

(1)       Principal Executive Officer:



          /s/ Gordon Crawford                    Chairman of the Board

          Gordon Grawford



(2)       Principal Financial Officer and

          Principal Accounting Officer:



          /s/ David A. Pritchett                 Treasurer

          David A. Pritchett



(3)       Directors:



          Joseph C. Berenato*                    Director

          Richard G. Capen, Jr.*                 Director

          H. Frederick Christie*                 Director

          /s/ Gordon Crawford

          Gordon Crawford                        Chairman of the Board

          John G. Freund*                        Director
          E. Graham Holloway*                    Director

          Leonade D. Jones                       Director

          William H. Kling*                      Director

          Norman R. Weldon*                      Director

          /s/ Gregory W. Wendt

          Gregory W. Wendt                       President and Director

          Patricia K. Woolf*                     Director


*By  /s/ Chad L. Norton
 Chad L. Norton
 (Attorney-in-Fact)

 Counsel represents that this amendment does not contain
disclosures that would make the amendment ineligible for
effectiveness under the provisions of rule 485(b).
    /s/ Kristine M. Nishiyama
   (Kristine M. Nishiyama)